UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

One Congress Street

Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Elfun International Equity Fund

EGLBX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Elfun International Equity Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun International Equity Fund	$20	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$176,405,702
  Number of Portfolio Holdings60
  Portfolio Turnover Rate14%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	19.4%
France	15.3%
United Kingdom	14.7%
Germany	10.2%
Netherlands	9.8%
Switzerland	8.7%
Denmark	2.7%
Spain	2.4%
Canada	2.3%
United States	2.2%

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	4.9%
Mitsubishi UFJ Financial Group, Inc.	3.4%
ING Groep NV	2.8%
Safran SA	2.8%
Roche Holding AG	2.7%
Schneider Electric SE	2.6%
AstraZeneca PLC	2.6%
Murata Manufacturing Co. Ltd.	2.6%
Siemens Energy AG	2.4%
Infineon Technologies AG	2.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR EGLBX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2026

Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Semi-Annual Financial Statements and Other Information
June 30, 2026 (Unaudited)
Table of Contents
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This page intentionally left blank]

Elfun International Equity Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 97.7% †
Belgium - 1.5%
KBC Group NV	19,107	$2,606,113
Brazil - 1.1%
Embraer SA ADR	31,436	2,005,617
Canada - 2.3%
Brookfield Corp.	62,924	2,683,723
Teck Resources Ltd., Class B (a)	22,424	1,335,087
		4,018,810
Denmark - 2.7%
Coloplast AS, Class B	29,850	1,699,779
Novo Nordisk AS, Class B	62,883	3,025,848
		4,725,627
France - 15.3%
Air Liquide SA	20,210	4,003,824
AXA SA	48,957	2,454,396
BNP Paribas SA	28,938	3,379,283
Cie de Saint-Gobain SA	23,055	2,086,561
EssilorLuxottica SA	10,206	1,914,221
LVMH Moet Hennessy Louis Vuitton SE	6,613	3,660,108
Safran SA	12,444	4,908,393
Schneider Electric SE	13,977	4,560,665
		26,967,451
Germany - 10.2%
adidas AG	8,351	1,712,857
Infineon Technologies AG	43,094	4,023,830
Rheinmetall AG	1,432	1,621,652
RWE AG	50,360	3,259,987
SAP SE	21,016	3,219,698
Siemens Energy AG	21,916	4,154,378
		17,992,402
Hong Kong - 1.5%
AIA Group Ltd.	285,167	2,598,196
Ireland - 1.4%
Experian PLC	74,559	2,516,511
Japan - 19.4%
Daikin Industries Ltd.	18,800	2,855,425
Disco Corp.	5,300	2,649,918
Hoya Corp.	11,652	1,860,449
	Number of Shares	Fair Value
Keyence Corp.	6,600	$3,291,777
Komatsu Ltd.	58,800	2,272,768
Mitsubishi UFJ Financial Group, Inc.	301,926	5,957,709
Murata Manufacturing Co. Ltd.	64,373	4,513,338
Recruit Holdings Co. Ltd.	52,500	3,659,899
Sony Group Corp.	186,500	3,763,852
Tokio Marine Holdings, Inc.	74,494	3,301,066
		34,126,201
Netherlands - 9.8%
ASML Holding NV	4,436	8,730,388
Ferrari NV	5,488	2,035,112
ING Groep NV	155,671	4,924,670
Universal Music Group NV	78,368	1,642,334
		17,332,504
Singapore - 1.8%
United Overseas Bank Ltd.	104,900	3,224,573
Spain - 2.4%
Cellnex Telecom SA (b)(c)	66,239	1,980,367
Industria de Diseno Textil SA	36,953	2,328,730
		4,309,097
Sweden - 1.5%
Assa Abloy AB, Class B	72,227	2,555,295
Switzerland - 8.7%
Alcon AG	29,662	2,007,742
DSM-Firmenich AG	26,260	2,491,914
Nestle SA	36,362	3,745,063
Roche Holding AG	11,515	4,750,749
Sika AG	11,110	2,296,650
		15,292,118
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	2,118,249
United Kingdom - 14.7%
AstraZeneca PLC	24,333	4,553,730
Coca-Cola Europacific Partners PLC	33,491	3,351,444
Croda International PLC	59,329	2,381,230
London Stock Exchange Group PLC	36,210	3,922,632
Prudential PLC	175,230	2,332,716
Rentokil Initial PLC	420,229	2,379,356
Shell PLC	88,910	3,461,108
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Standard Chartered PLC	131,637	$3,565,934
		25,948,150
United States - 2.2%
MercadoLibre, Inc. (c)	813	1,379,978
Sunbelt Rentals Holdings, Inc.	34,583	2,522,678
		3,902,656
Total Common Stock (Cost $104,305,031)		172,239,570
Short-Term Investments - 1.9%
State Street Institutional Treasury Money Market Fund - Premier Class 3.59% (d)(e)	1,842,517	1,842,517
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (d)(e)	1,537,752	$1,537,752
Total Short-Term Investments (Cost $3,380,269)		3,380,269
Total Investments (Cost $107,685,300)		175,619,839
Other Assets and Liabilities, net - 0.4%		785,863
NET ASSETS - 100.0%		$176,405,702

Other Information:
The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2026	9	$1,435,294	$1,415,354	$(19,940)

The Fund had the following short futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2026	1	$(158,748)	$(157,265)	$1,483
During the period ended June 30, 2026, the average notional values related to long and short futures contracts were $1,619,885 and $155,808, respectively.
Notes to Schedule of Investments – June 30, 2026(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(b)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At June 30, 2026, these
securities amounted to $1,980,367 or 1.12% of the
net assets of the Elfun International Equity Fund.

(c)	Non-income producing security.
(d)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
See Notes to Schedules of Investments and Notes to Financial Statements.

2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$172,239,570	$—	$—	$172,239,570
Short-Term Investments	3,380,269	—	—	3,380,269
Total Investments in Securities	$175,619,839	$—	$—	$175,619,839
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(19,940)	$—	$—	$(19,940)
Short Futures Contracts - Unrealized Appreciation	1,483	—	—	1,483
Total Other Financial Instruments	$(18,457)	$—	$—	$(18,457)

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	2,489,433	$2,489,433	$6,899,221	$7,546,137	$—	$—	1,842,517	$1,842,517	$35,991
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,023,286	2,023,286	6,859,000	7,344,534	—	—	1,537,752	1,537,752	27,828
TOTAL		$4,512,719	$13,758,221	$14,890,671	$—	$—		$3,380,269	$63,819
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	3

Elfun Trusts
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 98.3% †
Application Software - 2.4%
Salesforce, Inc.	276,930	$43,383,854
Synopsys, Inc. (a)	147,546	65,815,844
		109,199,698
Broadline Retail - 5.6%
Amazon.com, Inc. (a)	1,081,578	257,783,301
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	103,604	59,748,427
Consumer Staples Merchandise Retail - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	676,633	59,015,930
Data Center REITs - 1.2%
Equinix, Inc.	52,039	54,244,933
Diversified Banks - 4.1%
Bank of America Corp.	1,312,120	74,764,598
JPMorgan Chase & Co.	354,038	115,887,258
		190,651,856
Electrical Components & Equipment - 3.4%
Eaton Corp. PLC	205,233	87,453,886
Emerson Electric Co.	495,846	70,980,355
		158,434,241
Electronic Components - 2.1%
Amphenol Corp., Class A	553,700	97,628,384
Environmental & Facilities Services - 1.5%
Waste Management, Inc.	310,184	69,133,810
Financial Exchanges & Data - 2.9%
Intercontinental Exchange, Inc.	360,028	44,323,047
S&P Global, Inc.	222,549	90,635,306
		134,958,353
Healthcare Equipment - 2.5%
Boston Scientific Corp. (a)	1,601,100	68,334,948
Dexcom, Inc. (a)	710,115	47,826,245
		116,161,193
Home Improvement Retail - 1.7%
Home Depot, Inc.	224,700	79,247,196
	Number of Shares	Fair Value
Industrial Gases - 1.7%
Linde PLC	148,630	$77,130,052
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	62,958	61,580,479
Insurance Brokers - 1.1%
Marsh & McLennan Cos., Inc.	310,200	51,701,034
Integrated Oil & Gas - 2.0%
Exxon Mobil Corp.	671,629	91,825,117
Interactive Media & Services - 11.9%
Alphabet, Inc., Class A	443,975	158,663,346
Alphabet, Inc., Class C	612,497	216,413,565
Meta Platforms, Inc., Class A	302,022	170,125,972
		545,202,883
Investment Banking & Brokerage - 0.7%
Robinhood Markets, Inc., Class A (a)	322,600	32,350,328
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	126,006	63,174,368
Movies & Entertainment - 1.5%
Netflix, Inc. (a)	983,140	70,196,196
Multi-Utilities - 1.0%
Sempra	483,900	44,862,369
Passenger Ground Transportation - 1.6%
Uber Technologies, Inc. (a)	1,040,685	75,095,830
Pharmaceuticals - 5.4%
Eli Lilly & Co.	111,276	133,467,773
Johnson & Johnson	443,589	112,658,298
		246,126,071
Semiconductor Materials & Equipment - 3.4%
Applied Materials, Inc.	215,737	155,977,851
Semiconductors - 17.9%
Advanced Micro Devices, Inc. (a)	288,183	167,408,387
Broadcom, Inc.	482,239	182,165,782
Micron Technology, Inc.	18,480	21,331,279
NVIDIA Corp.	2,259,747	452,152,777
		823,058,225
See Notes to Schedules of Investments and Notes to Financial Statements.

4	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Systems Software - 6.8%
Microsoft Corp.	756,821	$282,309,370
ServiceNow, Inc. (a)	320,782	31,847,237
		314,156,607
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	881,558	255,087,623
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	68,906	78,062,918
Transaction & Payment Processing Services - 3.3%
Mastercard, Inc., Class A	107,383	55,151,909
Visa, Inc., Class A	277,770	95,300,109
		150,452,018
Total Common Stock (Cost $1,903,392,395)		4,522,247,291
Short-Term Investments - 1.7%
State Street Institutional Treasury Money Market Fund - Premier Class 3.59% (b)(c)	41,860,186	41,860,186
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (b)(c)	36,700,533	36,700,533
Total Short-Term Investments (Cost $78,560,719)		78,560,719
Total Investments (Cost $1,981,953,114)		4,600,808,010
Liabilities in Excess of Other Assets, net - (0.0)%*		(1,913,557)
NET ASSETS - 100.0%		$4,598,894,453
Notes to Schedule of Investments – June 30, 2026(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,522,247,291	$—	$—	$4,522,247,291
Short-Term Investments	78,560,719	—	—	78,560,719
Total Investments in Securities	$4,600,808,010	$—	$—	$4,600,808,010

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	5

Elfun Trusts
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	19,236,161	$19,236,161	$136,199,623	$113,575,598	$—	$—	41,860,186	$41,860,186	$349,306
State Street Institutional U.S. Government Money Market Fund - Class G Shares	13,734,945	13,734,945	135,835,136	112,869,548	—	—	36,700,533	36,700,533	257,869
TOTAL		$32,971,106	$272,034,759	$226,445,146	$—	$—		$78,560,719	$607,175
See Notes to Schedules of Investments and Notes to Financial Statements.

6	Elfun Trusts

Elfun Diversified Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity - 42.0% †
Common Stock - 42.0%
Advertising - 0.0%*
Omnicom Group, Inc.	348	$25,345
Trade Desk, Inc., Class A (a)	521	9,420
		34,765
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	97	54,379
Boeing Co. (a)	973	210,625
General Dynamics Corp.	312	110,523
General Electric Co.	1,282	479,122
Honeywell Aerospace, Inc. (a)	387	85,558
Howmet Aerospace, Inc.	495	133,086
Huntington Ingalls Industries, Inc.	47	13,155
L3Harris Technologies, Inc.	233	67,707
Lockheed Martin Corp.	250	127,365
Northrop Grumman Corp.	164	83,527
RTX Corp.	1,651	313,244
Textron, Inc.	215	19,722
TransDigm Group, Inc.	69	91,911
		1,789,924
Agricultural & Farm Machinery - 0.1%
Deere & Co.	310	196,642
Agricultural Products & Services - 0.0%*
Archer-Daniels-Midland Co.	591	45,152
Bunge Global SA	168	17,931
		63,083
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	147	27,686
Expeditors International of Washington, Inc.	166	27,055
FedEx Corp.	270	84,545
United Parcel Service, Inc., Class B	923	99,222
		238,508
Apparel Retail - 0.2%
Ross Stores, Inc.	396	84,289
TJX Cos., Inc.	1,365	206,797
		291,086
Apparel, Accessories & Luxury Goods - 0.0%*
Lululemon Athletica, Inc. (a)	132	15,072
Ralph Lauren Corp.	48	19,268
	Number of Shares	Fair Value
Tapestry, Inc.	249	$36,448
		70,788
Application Software - 0.7%
Adobe, Inc. (a)	499	102,305
AppLovin Corp., Class A (a)	333	171,572
Autodesk, Inc. (a)	265	51,521
Cadence Design Systems, Inc. (a)	340	127,609
Datadog, Inc., Class A (a)	410	106,748
Fair Isaac Corp. (a)	29	34,649
Intuit, Inc.	341	89,001
Palantir Technologies, Inc., Class A (a)	2,837	330,993
PTC, Inc. (a)	148	16,814
Roper Technologies, Inc.	124	41,960
Salesforce, Inc.	1,012	158,540
Synopsys, Inc. (a)	233	103,934
Trimble, Inc. (a)	295	15,098
Tyler Technologies, Inc. (a)	53	15,500
Workday, Inc., Class A (a)	247	30,238
		1,396,482
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc.	111	50,922
ARES Management Corp., Class A	258	28,718
Bank of New York Mellon Corp.	848	122,629
Blackrock, Inc.	178	171,158
Blackstone, Inc.	918	108,021
Franklin Resources, Inc.	388	12,909
Invesco Ltd.	550	14,515
KKR & Co., Inc.	858	78,747
Northern Trust Corp.	229	39,809
State Street Corp. (b)	343	58,173
T. Rowe Price Group, Inc.	269	30,583
		716,184
Automobile Manufacturers - 0.9%
Ford Motor Co.	4,898	68,082
General Motors Co.	1,108	85,405
Tesla, Inc. (a)	3,467	1,458,220
		1,611,707
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	263	16,143
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Automotive Retail - 0.1%
AutoZone, Inc. (a)	20	$63,919
Carvana Co. (a)	876	57,658
O'Reilly Automotive, Inc. (a)	1,023	94,208
		215,785
Biotechnology - 0.7%
AbbVie, Inc.	2,183	549,330
Amgen, Inc.	668	241,896
Biogen, Inc. (a)	184	39,755
Gilead Sciences, Inc.	1,536	194,058
Incyte Corp. (a)	206	23,352
Moderna, Inc. (a)	431	30,183
Regeneron Pharmaceuticals, Inc.	123	76,696
Vertex Pharmaceuticals, Inc. (a)	313	155,477
		1,310,747
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	184	7,169
Broadcasting - 0.0%*
Fox Corp., Class A	247	12,884
Fox Corp., Class B	172	8,056
Paramount Skydance Corp., Class B	380	3,747
		24,687
Broadline Retail - 1.6%
Amazon.com, Inc. (a)	12,060	2,874,381
eBay, Inc.	547	61,127
		2,935,508
Building Products - 0.2%
A.O. Smith Corp.	140	8,781
Allegion PLC	103	14,470
Builders FirstSource, Inc. (a)	137	12,259
Carrier Global Corp.	958	70,269
Johnson Controls International PLC	754	110,167
Lennox International, Inc.	39	22,345
Masco Corp.	251	20,424
Trane Technologies PLC	272	133,596
		392,311
	Number of Shares	Fair Value
Cable & Satellite - 0.0%*
Charter Communications, Inc., Class A (a)	104	$14,790
EchoStar Corp., Class A (a)	166	16,849
		31,639
Cargo Ground Transportation - 0.1%
Fedex Freight Holding Co., Inc. (a)	131	19,781
JB Hunt Transport Services, Inc.	94	27,206
Old Dominion Freight Line, Inc.	230	49,818
		96,805
Casinos & Gaming - 0.0%*
Las Vegas Sands Corp.	380	17,552
MGM Resorts International (a)	225	10,757
Wynn Resorts Ltd.	100	9,709
		38,018
Commodity Chemicals - 0.0%*
Dow, Inc.	900	24,624
LyondellBasell Industries NV, Class A	310	16,321
		40,945
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	1,264	214,728
Ciena Corp. (a)	176	86,339
Cisco Systems, Inc.	4,856	570,386
F5, Inc. (a)	70	29,117
Lumentum Holdings, Inc. (a)	96	82,374
Motorola Solutions, Inc.	207	85,965
		1,068,909
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	246	18,666
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	43	85,224
EMCOR Group, Inc.	55	45,643
Quanta Services, Inc.	186	133,928
		264,795
Construction Machinery & Heavy Transportation Equipment - 0.5%
Caterpillar, Inc.	566	602,733
Cummins, Inc.	171	121,959
See Notes to Schedules of Investments and Notes to Financial Statements.

8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
PACCAR, Inc.	657	$78,919
Westinghouse Air Brake Technologies Corp.	210	56,616
		860,227
Construction Materials - 0.1%
CRH PLC	822	87,954
Martin Marietta Materials, Inc.	74	42,676
Vulcan Materials Co.	162	47,791
		178,421
Consumer Electronics - 0.0%*
Garmin Ltd.	205	48,696
Consumer Finance - 0.2%
American Express Co.	659	222,907
Capital One Financial Corp.	770	154,478
Synchrony Financial	428	32,549
		409,934
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	548	512,638
Dollar General Corp.	276	31,770
Dollar Tree, Inc. (a)	232	28,060
Target Corp.	566	73,925
Walmart, Inc.	5,391	610,585
		1,256,978
Copper - 0.1%
Freeport-McMoRan, Inc.	1,770	111,315
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	404	72,550
Equinix, Inc.	122	127,172
		199,722
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	147	20,132
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	188	5,010
Constellation Brands, Inc., Class A	176	24,480
		29,490
Distributors - 0.0%*
Genuine Parts Co.	172	20,293
	Number of Shares	Fair Value
Diversified Banks - 1.3%
Bank of America Corp.	8,021	$457,037
Citigroup, Inc.	2,092	292,796
Fifth Third Bancorp	1,126	63,473
JPMorgan Chase & Co.	3,298	1,079,534
KeyCorp	1,176	27,107
PNC Financial Services Group, Inc.	496	122,125
U.S. Bancorp	1,911	115,424
Wells Fargo & Co.	3,753	310,148
		2,467,644
Diversified Financial Services - 0.0%*
Apollo Global Management, Inc.	567	67,082
Diversified Support Services - 0.1%
Cintas Corp.	425	72,284
Copart, Inc. (a)	1,116	31,460
		103,744
Electric Utilities - 0.6%
Alliant Energy Corp.	317	24,184
American Electric Power Co., Inc.	676	92,484
Constellation Energy Corp.	393	97,609
Duke Energy Corp.	948	119,998
Edison International	482	35,885
Entergy Corp.	556	63,862
Evergy, Inc.	284	24,546
Eversource Energy	470	33,967
Exelon Corp.	1,280	59,674
FirstEnergy Corp.	641	30,473
NextEra Energy, Inc.	2,552	223,989
NRG Energy, Inc.	266	38,852
PG&E Corp.	2,751	46,272
Pinnacle West Capital Corp.	151	16,157
PPL Corp.	927	33,696
Southern Co.	1,375	131,601
Xcel Energy, Inc.	740	59,422
		1,132,671
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	281	67,985
Eaton Corp. PLC	475	202,407
Emerson Electric Co.	689	98,630
Generac Holdings, Inc. (a)	74	21,668
Hubbell, Inc.	67	35,054
Rockwell Automation, Inc.	137	67,826
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Vertiv Holdings Co., Class A	469	$157,031
		650,601
Electronic Components - 0.3%
Amphenol Corp., Class A	1,507	265,714
Coherent Corp. (a)	234	92,306
Corning, Inc.	966	246,746
		604,766
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	211	73,865
Teledyne Technologies, Inc. (a)	56	37,346
Zebra Technologies Corp., Class A (a)	61	16,059
		127,270
Electronic Manufacturing Services - 0.1%
Flex Ltd. (a)	456	73,904
Jabil, Inc.	132	50,883
		124,787
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	252	53,696
Rollins, Inc.	349	14,567
Veralto Corp.	300	26,604
Waste Management, Inc.	456	101,634
		196,501
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	188	20,353
Corteva, Inc.	820	69,446
Mosaic Co.	392	8,306
		98,105
Financial Exchanges & Data - 0.3%
Cboe Global Markets, Inc.	131	31,790
CME Group, Inc.	450	99,373
Coinbase Global, Inc., Class A (a)	274	40,056
FactSet Research Systems, Inc.	46	10,584
Intercontinental Exchange, Inc.	698	85,931
Moody's Corp.	185	83,790
MSCI, Inc.	89	49,844
Nasdaq, Inc.	562	44,297
	Number of Shares	Fair Value
S&P Global, Inc.	375	$152,722
		598,387
Food Distributors - 0.0%*
Sysco Corp.	589	49,229
Food Retail - 0.0%*
Casey's General Stores, Inc.	46	36,560
Kroger Co.	697	38,705
		75,265
Footwear - 0.0%*
Deckers Outdoor Corp. (a)	176	17,475
NIKE, Inc., Class B	1,464	60,097
		77,572
Gas Utilities - 0.0%*
Atmos Energy Corp.	207	35,660
Gold - 0.1%
Newmont Corp.	1,320	123,288
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	183	9,672
Healthpeak Properties, Inc.	875	18,725
Ventas, Inc.	584	51,859
Welltower, Inc.	871	197,691
		277,947
Healthcare Distributors - 0.1%
Cardinal Health, Inc.	294	69,843
Cencora, Inc.	239	67,632
Henry Schein, Inc. (a)	114	9,521
McKesson Corp.	149	112,585
		259,581
Healthcare Equipment - 0.6%
Abbott Laboratories	2,149	195,000
Baxter International, Inc.	639	13,623
Becton Dickinson & Co.	339	51,301
Boston Scientific Corp. (a)	1,853	79,086
Dexcom, Inc. (a)	474	31,924
Edwards Lifesciences Corp. (a)	713	64,498
GE HealthCare Technologies, Inc.	561	35,910
IDEXX Laboratories, Inc. (a)	373	51,067
Insulet Corp. (a)	87	13,246
See Notes to Schedules of Investments and Notes to Financial Statements.

10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Intuitive Surgical, Inc. (a)	438	$174,184
Medtronic PLC	1,581	123,682
ResMed, Inc.	179	34,883
STERIS PLC	121	25,479
Stryker Corp.	425	133,807
Zimmer Biomet Holdings, Inc.	246	21,178
		1,048,868
Healthcare Facilities - 0.0%*
HCA Healthcare, Inc.	192	74,859
Universal Health Services, Inc., Class B	69	10,259
		85,118
Healthcare Services - 0.2%
Cigna Group	329	90,699
CVS Health Corp.	1,573	162,727
DaVita, Inc. (a)	40	8,899
Labcorp Holdings, Inc.	102	28,560
Quest Diagnostics, Inc.	136	28,825
		319,710
Healthcare Supplies - 0.0%*
Align Technology, Inc. (a)	80	13,493
Cooper Cos., Inc. (a)	242	17,354
Solventum Corp. (a)	183	14,118
		44,965
Healthcare Technology - 0.0%*
Veeva Systems, Inc., Class A (a)	186	33,009
Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	330	387,704
Home Building - 0.1%
Dr. Horton, Inc.	331	53,913
Lennar Corp., Class A	268	24,251
NVR, Inc. (a)	3	20,440
PulteGroup, Inc.	241	33,068
		131,672
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	147	34,266
Home Improvement Retail - 0.3%
Home Depot, Inc.	1,231	434,149
Lowe's Cos., Inc.	693	152,800
		586,949
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	787	$18,660
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	515	73,697
Booking Holdings, Inc.	959	170,932
Carnival Corp. Ltd.	1,581	45,169
Expedia Group, Inc.	140	35,823
Hilton Worldwide Holdings, Inc.	281	92,859
Marriott International, Inc., Class A	270	100,060
Norwegian Cruise Line Holdings Ltd. (a)	530	11,188
Royal Caribbean Cruises Ltd.	308	97,799
		627,527
Household Products - 0.3%
Church & Dwight Co., Inc.	292	28,289
Clorox Co.	149	14,221
Colgate-Palmolive Co.	988	90,580
Kimberly-Clark Corp.	408	44,786
Procter & Gamble Co.	2,860	419,390
		597,266
Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	494	110,631
Paychex, Inc.	405	39,824
		150,455
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	872	12,784
Vistra Corp.	389	61,707
		74,491
Industrial Conglomerates - 0.1%
3M Co.	644	104,270
Honeywell International, Inc.	387	86,649
		190,919
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	278	81,504
Linde PLC	567	294,239
		375,743
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp.	166	37,230
Fortive Corp.	387	23,642
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
IDEX Corp.	92	$20,879
Illinois Tool Works, Inc.	322	87,091
Ingersoll Rand, Inc.	438	35,912
Nordson Corp.	65	19,610
Otis Worldwide Corp.	478	34,225
Parker-Hannifin Corp.	156	152,587
Pentair PLC	202	15,485
Snap-on, Inc.	64	25,754
Stanley Black & Decker, Inc.	194	18,259
Xylem, Inc.	289	34,163
		504,837
Industrial REITs - 0.1%
Prologis, Inc.	1,149	155,655
Insurance Brokers - 0.2%
Aon PLC, Class A	262	86,903
Arthur J Gallagher & Co.	316	72,544
Brown & Brown, Inc.	353	22,645
Marsh & McLennan Cos., Inc.	595	99,169
Willis Towers Watson PLC	119	31,103
		312,364
Integrated Oil & Gas - 0.6%
Chevron Corp.	2,313	383,403
Exxon Mobil Corp.	5,098	696,998
Occidental Petroleum Corp.	900	43,713
		1,124,114
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	8,598	177,979
Comcast Corp., Class A	4,400	108,020
Verizon Communications, Inc.	5,169	218,855
		504,854
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	277	56,796
Take-Two Interactive Software, Inc. (a)	214	53,496
		110,292
Interactive Media & Services - 3.3%
Alphabet, Inc., Class A	7,224	2,581,641
Alphabet, Inc., Class C	5,822	2,057,087
Meta Platforms, Inc., Class A	2,704	1,523,136
		6,161,864
Internet Services & Infrastructure - 0.0%*
Akamai Technologies, Inc. (a)	178	21,041
	Number of Shares	Fair Value
GoDaddy, Inc., Class A (a)	161	$13,666
VeriSign, Inc.	102	25,659
		60,366
Investment Banking & Brokerage - 0.6%
Charles Schwab Corp.	2,023	186,662
Goldman Sachs Group, Inc.	362	366,116
Interactive Brokers Group, Inc., Class A	557	48,481
Morgan Stanley	1,471	307,498
Raymond James Financial, Inc.	220	33,447
Robinhood Markets, Inc., Class A (a)	974	97,673
		1,039,877
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	755	93,952
Cognizant Technology Solutions Corp., Class A	589	22,812
Gartner, Inc. (a)	84	10,888
International Business Machines Corp.	1,161	326,485
		454,137
Leisure Products - 0.0%*
Hasbro, Inc.	168	13,875
Life & Health Insurance - 0.1%
Aflac, Inc.	565	66,246
Globe Life, Inc.	95	16,975
MetLife, Inc.	666	56,350
Principal Financial Group, Inc.	244	26,298
Prudential Financial, Inc.	428	46,194
		212,063
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	348	46,225
Bio-Techne Corp.	190	13,423
Charles River Laboratories International, Inc. (a)	61	13,834
Danaher Corp.	776	147,812
IQVIA Holdings, Inc. (a)	212	40,963
Mettler-Toledo International, Inc. (a)	25	31,938
Revvity, Inc.	141	15,688
Thermo Fisher Scientific, Inc.	460	230,626
Waters Corp. (a)	123	46,130
See Notes to Schedules of Investments and Notes to Financial Statements.

12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
West Pharmaceutical Services, Inc.	89	$31,951
		618,590
Managed Healthcare - 0.4%
Centene Corp. (a)	585	37,551
Elevance Health, Inc.	268	103,644
Humana, Inc.	151	59,980
UnitedHealth Group, Inc.	1,116	463,843
		665,018
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	332	20,717
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	194	35,523
Netflix, Inc. (a)	5,169	369,067
TKO Group Holdings, Inc.	79	15,904
Walt Disney Co.	2,149	206,841
Warner Bros Discovery, Inc. (a)	3,097	82,566
		709,901
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	177	33,398
Camden Property Trust	123	14,082
Equity Residential	431	29,278
Essex Property Trust, Inc.	80	23,327
Mid-America Apartment Communities, Inc.	140	19,452
UDR, Inc.	369	14,731
		134,268
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (a)	2,257	1,129,380
Multi-Utilities - 0.3%
Ameren Corp.	346	39,112
CenterPoint Energy, Inc.	818	36,025
CMS Energy Corp.	385	29,452
Consolidated Edison, Inc.	452	50,005
Dominion Energy, Inc.	1,068	72,934
DTE Energy Co.	260	39,616
NiSource, Inc.	600	28,530
Public Service Enterprise Group, Inc.	625	50,725
Sempra	816	75,651
	Number of Shares	Fair Value
WEC Energy Group, Inc.	400	$46,708
		468,758
Office REITs - 0.0%*
BXP, Inc.	183	12,135
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,235	68,542
Halliburton Co.	1,030	34,969
SLB Ltd.	1,810	84,147
		187,658
Oil & Gas Exploration & Production - 0.2%
APA Corp.	438	14,266
ConocoPhillips	1,507	156,668
Devon Energy Corp.	1,440	59,501
Diamondback Energy, Inc.	239	42,011
EOG Resources, Inc.	658	85,362
EQT Corp.	768	40,835
Expand Energy Corp.	299	27,266
Texas Pacific Land Corp.	71	31,072
		456,981
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	360	92,041
Phillips 66 Co.	493	83,342
Valero Energy Corp.	367	95,581
		270,964
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	2,447	78,230
ONEOK, Inc.	787	68,422
Targa Resources Corp.	264	70,789
Williams Cos., Inc.	1,505	111,882
		329,323
Other Specialized REITs - 0.0%*
Iron Mountain, Inc.	370	46,735
VICI Properties, Inc.	1,344	35,683
		82,418
Other Specialty Retail - 0.0%*
Tractor Supply Co.	638	20,167
Ulta Beauty, Inc. (a)	55	24,804
		44,971
Packaged Foods & Meats - 0.1%
General Mills, Inc.	658	22,898
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Hershey Co.	182	$31,932
Hormel Foods Corp.	389	9,655
J.M. Smucker Co.	127	14,288
Kraft Heinz Co.	1,051	24,825
McCormick & Co., Inc.	303	15,277
Mondelez International, Inc., Class A	1,602	92,660
Tyson Foods, Inc., Class A	349	19,980
		231,515
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	556	24,103
Avery Dennison Corp.	96	15,586
International Paper Co.	655	24,955
Packaging Corp. of America	110	26,211
Smurfit Westrock PLC (c)	644	29,791
		120,646
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	798	74,741
Southwest Airlines Co.	606	31,160
United Airlines Holdings, Inc. (a)	405	55,076
		160,977
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)	2,519	181,771
Personal Care Products - 0.0%*
Estee Lauder Cos., Inc., Class A	305	24,080
Kenvue, Inc.	2,357	45,042
		69,122
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	2,488	143,359
Eli Lilly & Co.	974	1,168,245
Johnson & Johnson	2,961	752,005
Merck & Co., Inc.	3,031	389,484
Pfizer, Inc.	7,029	169,258
Viatris, Inc.	1,425	22,629
Zoetis, Inc.	519	37,295
		2,682,275
Property & Casualty Insurance - 0.4%
Allstate Corp.	317	75,427
American International Group, Inc.	648	48,295
Arch Capital Group Ltd. (a)	440	42,706
	Number of Shares	Fair Value
Assurant, Inc.	62	$16,649
Chubb Ltd.	446	151,970
Cincinnati Financial Corp.	196	36,287
Erie Indemnity Co., Class A	33	7,912
Hartford Insurance Group, Inc.	335	44,394
Loews Corp.	203	22,982
Progressive Corp.	723	157,939
Travelers Cos., Inc.	262	86,492
W.R. Berkley Corp.	367	25,885
		716,938
Publishing - 0.0%*
News Corp., Class A	459	11,397
News Corp., Class B	142	3,984
		15,381
Rail Transportation - 0.2%
CSX Corp.	2,286	108,653
Norfolk Southern Corp.	276	86,827
Union Pacific Corp.	736	200,192
		395,672
Real Estate Services - 0.0%*
CBRE Group, Inc., Class A (a)	357	48,084
CoStar Group, Inc. (a)	505	14,302
		62,386
Regional Banks - 0.1%
Citizens Financial Group, Inc.	533	37,347
Huntington Bancshares, Inc.	2,542	45,070
M&T Bank Corp.	180	42,842
Regions Financial Corp.	1,069	32,284
Truist Financial Corp.	1,537	76,573
		234,116
Reinsurance - 0.0%*
Everest Group Ltd.	50	17,861
Research & Consulting Services - 0.0%*
Equifax, Inc.	151	23,967
Jacobs Solutions, Inc.	145	18,270
Leidos Holdings, Inc.	154	15,857
Verisk Analytics, Inc.	160	28,725
		86,819
Restaurants - 0.3%
Chipotle Mexican Grill, Inc. (a)	1,578	53,652
Darden Restaurants, Inc.	142	29,253
See Notes to Schedules of Investments and Notes to Financial Statements.

14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Domino's Pizza, Inc.	39	$11,546
DoorDash, Inc., Class A (a)	467	86,175
McDonald's Corp.	877	237,062
Starbucks Corp.	1,404	143,475
Yum! Brands, Inc.	341	54,512
		615,675
Retail REITs - 0.1%
Federal Realty Investment Trust	96	11,850
Kimco Realty Corp.	808	20,483
Realty Income Corp.	1,150	71,254
Regency Centers Corp.	204	16,267
Simon Property Group, Inc.	399	89,236
		209,090
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	266	38,650
Public Storage	198	63,025
		101,675
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	976	705,648
KLA Corp.	1,604	483,943
Lam Research Corp.	1,538	666,462
Qnity Electronics, Inc.	262	42,787
Teradyne, Inc.	192	92,897
		1,991,737
Semiconductors - 6.9%
Advanced Micro Devices, Inc. (a)	2,007	1,165,886
Analog Devices, Inc.	603	239,494
Broadcom, Inc.	5,833	2,203,416
First Solar, Inc. (a)	132	31,147
Intel Corp. (a)	5,813	811,669
Marvell Technology, Inc.	1,074	319,934
Microchip Technology, Inc.	677	61,742
Micron Technology, Inc.	1,389	1,603,309
Monolithic Power Systems, Inc.	61	84,324
NVIDIA Corp. (c)	29,850	5,972,686
ON Semiconductor Corp. (a)	480	45,379
QUALCOMM, Inc.	1,292	238,749
Skyworks Solutions, Inc.	190	12,882
Texas Instruments, Inc.	1,117	332,944
		13,123,561
	Number of Shares	Fair Value
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	697	$21,056
Soft Drinks & Non-Alcoholic Beverages - 0.4%
Coca-Cola Co.	4,783	388,714
Keurig Dr. Pepper, Inc.	1,671	54,692
Monster Beverage Corp. (a)	891	85,643
PepsiCo, Inc.	1,674	226,660
		755,709
Specialty Chemicals - 0.2%
Albemarle Corp.	145	19,579
DuPont de Nemours, Inc.	164	22,245
Ecolab, Inc.	313	87,205
International Flavors & Fragrances, Inc.	318	25,192
PPG Industries, Inc.	276	33,476
Sherwin-Williams Co.	282	97,098
		284,795
Steel - 0.1%
Nucor Corp.	279	62,147
Steel Dynamics, Inc.	165	37,861
		100,008
Systems Software - 2.4%
Crowdstrike Holdings, Inc., Class A (a)	313	238,863
Fortinet, Inc. (a)	769	118,134
Gen Digital, Inc.	677	16,850
Microsoft Corp. (c)	9,153	3,414,252
Oracle Corp.	2,096	307,169
Palo Alto Networks, Inc. (a)	1,003	342,043
ServiceNow, Inc. (a)	1,275	126,582
		4,563,893
Technology Distributors - 0.0%*
CDW Corp.	161	22,643
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc. (c)	18,100	5,237,416
Dell Technologies, Inc., Class C	358	154,463
Hewlett Packard Enterprise Co.	1,603	72,311
HP, Inc.	1,138	24,968
NetApp, Inc.	248	38,380
Sandisk Corp. (a)	183	416,093
Seagate Technology Holdings PLC	275	265,375
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Super Micro Computer, Inc. (a)	623	$18,273
Western Digital Corp.	421	268,901
		6,496,180
Telecom Tower REITs - 0.1%
American Tower Corp.	576	94,216
Crown Castle, Inc.	545	41,273
SBA Communications Corp.	131	23,116
		158,605
Timber REITs - 0.0%*
Weyerhaeuser Co.	893	21,378
Tobacco - 0.3%
Altria Group, Inc.	2,065	148,577
Philip Morris International, Inc.	1,912	345,900
		494,477
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,436	68,971
United Rentals, Inc.	77	87,232
WW Grainger, Inc.	54	73,462
		229,665
Transaction & Payment Processing Services - 0.8%
Block, Inc. (a)	673	51,148
Corpay, Inc. (a)	80	26,662
Fidelity National Information Services, Inc.	650	25,272
Fiserv, Inc. (a)	674	33,060
Global Payments, Inc.	295	21,405
Jack Henry & Associates, Inc.	85	11,708
Mastercard, Inc., Class A	991	508,977
PayPal Holdings, Inc.	1,084	46,807
Visa, Inc., Class A	2,041	700,247
		1,425,286
Water Utilities - 0.0%*
American Water Works Co., Inc.	245	32,237
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	575	96,445
Total Common Stock (Cost $39,914,235)		79,288,900
Total Domestic Equity (Cost $39,914,235)		79,288,900
	Number of Shares	Fair Value
Foreign Equity - 0.1%
Common Stock - 0.1%
Electronic Manufacturing Services - 0.0%*
TE Connectivity PLC	359	$72,378
Semiconductors - 0.1%
NXP Semiconductors NV	314	88,243
Total Common Stock (Cost $100,596)		160,621
Total Foreign Equity (Cost $100,596)		160,621
	Principal Amount
Bonds and Notes - 33.9%
U.S. Treasuries - 13.3%
U.S. Treasury Bonds
2.25% 08/15/46	$550,000	358,875
3.00% 08/15/48	2,078,600	1,522,899
4.13% 08/15/53	1,350,000	1,179,352
4.38% 08/15/43	419,000	394,056
4.75% 08/15/55	1,718,000	1,667,534
U.S. Treasury Notes
0.75% 01/31/28	4,274,000	4,051,452
1.63% 05/15/31	394,000	349,552
3.50% 10/31/27 - 12/15/28	4,525,000	4,466,453
3.58% 02/15/27	1,600,000	1,600,938
3.63% 12/31/30	3,364,000	3,284,894
3.88% 04/30/30 - 08/15/33	2,865,000	2,801,619
4.00% 07/31/29 - 07/31/32	992,000	982,222
4.25% 11/15/34 - 08/15/35	1,224,000	1,209,189
4.63% 04/30/29 - 05/31/31	1,295,000	1,311,851
Total U.S. Treasuries (Cost $25,387,961)		25,180,886
Agency Mortgage Backed - 8.0%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,004,152	900,918
4.50% 06/01/33 - 02/01/35	365	363
5.00% 07/01/35	4,106	4,143
5.50% 01/01/38 - 04/01/39	7,491	7,700
6.00% 06/01/33 - 11/01/37	17,827	18,574
6.50% 11/01/28	79	80
7.00% 12/01/29 - 08/01/36	4,440	4,688
7.50% 09/01/33	532	545
8.00% 07/01/30 - 11/01/30	447	457
8.50% 04/01/30	1,118	1,182
See Notes to Schedules of Investments and Notes to Financial Statements.

16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association
2.50% 03/01/51	$511,545	$427,639
3.00% 03/01/50	180,850	159,667
3.50% 08/01/45 - 01/01/48	403,946	373,272
4.00% 01/01/41 - 01/01/50	376,349	357,968
4.50% 07/01/33 - 12/01/48	180,327	176,647
5.00% 03/01/34 - 05/01/39	12,861	12,960
5.50% 07/01/33 - 01/01/39	27,162	27,821
6.00% 02/01/29 - 05/01/41	86,219	89,007
6.50% 07/01/29 - 08/01/36	2,314	2,413
7.00% 12/01/33	141	149
7.50% 12/01/29 - 03/01/33	764	779
8.00% 09/01/30	110	111
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
5.72% 04/01/37 (d)	64	65
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	925,045	839,179
3.50% 08/20/48	155,286	142,821
4.00% 01/20/41 - 04/20/43	77,918	74,906
4.50% 08/15/33 - 03/20/41	31,336	30,994
5.00% 08/15/33	1,504	1,519
6.00% 07/15/33 - 04/15/34	2,097	2,165
6.50% 06/15/34 - 07/15/36	4,346	4,513
7.00% 04/15/28 - 08/15/36	606	629
7.50% 04/15/28	1,096	1,098
8.00% 05/15/30	64	65
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
2.24% 05/20/64 (d)(e)	517,717	16,667
Uniform Mortgage-Backed Security, TBA
2.00% 07/01/56 (f)	1,106,588	883,221
2.50% 07/01/56 (f)	3,065,599	2,561,170
3.00% 07/01/56 (f)	3,749,871	3,270,150
3.50% 07/01/56 (f)	3,300,000	2,994,898
6.00% 07/01/56 (f)	1,600,000	1,634,368
Total Agency Mortgage Backed (Cost $15,579,909)		15,025,511
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	$224,000	$211,790
4.05% 09/25/28 (d)	71,000	70,326
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (e)	1,002	130
7.50% 07/15/27 (e)	138	3
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	7	7
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09% 09/25/43 (d)(e)	56,066	161
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (e)	2,521	288
5.00% 03/25/38 - 05/25/38 (e)	1,752	258
5.50% 12/25/33 (e)	603	83
6.00% 01/25/35 (e)	1,733	255
Federal National Mortgage Association REMICS
1.15% 12/25/42 (d)(e)	10,642	283
5.00% 09/25/40 (e)	1,312	123
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.26% 07/25/38 (d)(e)	2,171	172
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.81% 11/25/41 (d)(e)	309,614	34,632
Total Agency Collateralized Mortgage Obligations (Cost $377,485)		318,511
Asset Backed - 0.4%
RCKT Mortgage Trust
4.89% 11/25/55 (h)(i)	370,629	366,295
4.97% 11/25/55 (h)(i)	229,782	227,865
Towd Point Mortgage Trust
5.09% 10/25/65 (h)(i)	235,740	233,262
Total Asset Backed (Cost $836,144)		827,422
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Corporate Notes - 9.0%
Abbott Laboratories
3.75% 11/30/26 (c)	$8,000	$7,991
4.90% 11/30/46 (c)	5,000	4,597
AbbVie, Inc.
3.20% 11/21/29 (c)	40,000	38,302
4.05% 11/21/39 (c)	4,000	3,523
4.25% 11/21/49 (c)	9,000	7,352
4.30% 05/14/36 (c)	4,000	3,776
4.40% 11/06/42 (c)	4,000	3,519
4.63% 10/01/42 (c)	3,000	2,716
4.70% 05/14/45 (c)	2,000	1,792
4.88% 11/14/48 (c)	3,000	2,698
5.05% 03/15/34 (c)	235,000	237,524
5.40% 03/15/54 (c)	9,000	8,652
5.50% 03/15/64 (c)	7,000	6,734
Advanced Micro Devices, Inc.
4.39% 06/01/52 (c)	20,000	16,772
AEP Texas, Inc.
3.45% 05/15/51 (c)	16,000	10,783
5.70% 05/15/34 (c)	126,000	130,038
AEP Transmission Co. LLC
5.40% 03/15/53 (c)	7,000	6,693
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33 (c)	11,000	8,970
2.95% 03/15/34 (c)	10,000	8,487
Allstate Corp.
4.20% 12/15/46 (c)	10,000	8,112
Allstate Corp. (6.85% fixed rate until 07/30/26; 3.20% + 3 mo. Term SOFR thereafter)
6.85% 08/15/53 (c)(d)	15,000	15,018
Ally Financial, Inc.
2.20% 11/02/28 (c)	14,000	13,219
Alphabet, Inc.
4.00% 05/15/30 (c)	11,000	10,841
4.10% 11/15/30 (c)	49,000	48,222
4.50% 05/15/35 (c)	33,000	32,198
5.25% 05/15/55 (c)	16,000	14,960
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41 (c)	24,000	21,759
4.00% 02/04/61 (c)	2,000	1,393
4.25% 08/09/42 (c)	2,000	1,648
4.45% 05/06/50 (c)	3,000	2,369
4.50% 05/02/43 (c)	3,000	2,519
	Principal Amount	Fair Value
Amazon.com, Inc.
1.50% 06/03/30 (c)	$4,000	$3,571
2.50% 06/03/50 (c)	16,000	9,270
2.70% 06/03/60 (c)	3,000	1,626
2.88% 05/12/41 (c)	7,000	5,183
3.15% 08/22/27 (c)	2,000	1,976
3.25% 05/12/61 (c)	4,000	2,462
4.05% 08/22/47 (c)	3,000	2,377
4.25% 03/13/31 - 08/22/57 (c)	28,000	26,944
American Electric Power Co., Inc.
2.30% 03/01/30 (c)	16,000	14,703
3.25% 03/01/50 (c)	2,000	1,351
American Honda Finance Corp.
5.85% 10/04/30 (c)	46,000	47,696
American Tower Corp.
1.50% 01/31/28 (c)	23,000	21,921
2.90% 01/15/30 (c)	3,000	2,819
American Water Capital Corp.
2.95% 09/01/27 (c)	7,000	6,892
5.45% 03/01/54 (c)	25,000	23,939
Americold Realty Operating Partnership LP
5.41% 09/12/34 (c)	21,000	20,409
Ameriprise Financial, Inc.
4.80% 06/15/31 (c)	10,000	9,998
Amgen, Inc.
2.00% 01/15/32 (c)	128,000	110,559
3.00% 01/15/52 (c)	4,000	2,573
3.15% 02/21/40 (c)	7,000	5,458
3.38% 02/21/50 (c)	3,000	2,119
4.66% 06/15/51 (c)	3,000	2,546
5.60% 03/02/43 (c)	11,000	10,934
5.65% 03/02/53 (c)	11,000	10,706
5.75% 03/02/63 (c)	10,000	9,697
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36 (c)	18,000	17,519
4.90% 02/01/46 (c)	8,000	7,289
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 (c)	7,000	6,755
5.55% 01/23/49 (c)	10,000	9,836
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51 (c)	8,000	4,939
See Notes to Schedules of Investments and Notes to Financial Statements.

18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Apollo Debt Solutions BDC
6.90% 04/13/29 (c)	$21,000	$21,545
Apple, Inc.
2.20% 09/11/29 (c)	6,000	5,636
2.65% 02/08/51 (c)	28,000	17,009
2.80% 02/08/61 (c)	9,000	5,142
2.95% 09/11/49 (c)	3,000	1,964
3.35% 02/09/27 (c)	2,000	1,989
3.45% 02/09/45 (c)	11,000	8,358
3.85% 08/04/46 (c)	4,000	3,166
3.95% 08/08/52 (c)	6,000	4,639
4.85% 05/10/53 (c)	28,000	25,686
Applied Materials, Inc.
4.35% 04/01/47 (c)	2,000	1,710
ArcelorMittal SA
6.00% 06/17/34 (c)	17,000	17,769
6.35% 06/17/54 (c)	28,000	29,268
6.80% 11/29/32 (c)	12,000	13,175
Archer-Daniels-Midland Co.
2.50% 08/11/26 (c)	3,000	2,994
ARES Capital Corp.
2.88% 06/15/28 (c)	15,000	14,351
Arthur J Gallagher & Co.
3.50% 05/20/51 (c)	4,000	2,752
Ascension Health
4.85% 11/15/53 (c)	6,000	5,394
Ashtead Capital, Inc.
5.55% 05/30/33 (c)(h)	200,000	201,816
AstraZeneca Finance LLC
1.75% 05/28/28 (c)	21,000	20,019
5.00% 02/26/34 (c)	80,000	80,772
AstraZeneca PLC
3.00% 05/28/51 (c)	3,000	2,008
4.00% 01/17/29 (c)	2,000	1,981
4.38% 08/17/48 (c)	2,000	1,724
AT&T, Inc.
2.75% 06/01/31 (c)	178,000	161,855
3.55% 09/15/55 (c)	3,000	1,929
3.65% 06/01/51 (c)	39,000	26,552
3.85% 06/01/60 (c)	13,000	8,675
4.35% 03/01/29 (c)	20,000	19,870
4.50% 05/15/35 (c)	3,000	2,827
4.55% 03/09/49 (c)	3,000	2,410
4.75% 05/15/46 (c)	3,000	2,526
4.85% 03/01/39 (c)	4,000	3,720
5.40% 02/15/34 (c)	15,000	15,207
Athene Global Funding
5.13% 06/01/29 (c)(h)	44,000	44,075
	Principal Amount	Fair Value
Athene Holding Ltd.
4.13% 01/12/28 (c)	$3,000	$2,972
6.15% 04/03/30 (c)	6,000	6,215
Atmos Energy Corp.
6.20% 11/15/53 (c)	9,000	9,556
AutoNation, Inc.
5.89% 03/15/35 (c)	28,000	28,570
Bank of America Corp.
3.25% 10/21/27 (c)	22,000	21,735
4.18% 11/25/27 (c)	9,000	8,961
4.25% 10/22/26 (c)	69,000	68,968
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (c)(d)	28,000	26,658
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (c)(d)	20,000	12,925
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (c)(d)	19,000	18,680
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (c)(d)	11,000	10,926
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (c)(d)	16,000	14,871
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (c)(d)	5,000	3,922
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (c)(d)	4,000	3,656
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (c)(d)	4,000	3,969
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (c)(d)	$36,000	$36,485
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (c)(d)	245,000	249,912
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (c)(d)	79,000	82,553
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (c)(d)	29,000	28,961
Bank of Nova Scotia (6.58% fixed rate until 10/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.58% 10/12/26 (c)(d)	16,000	15,917
BAT Capital Corp.
2.73% 03/25/31 (c)	5,000	4,566
4.39% 08/15/37 (c)	4,000	3,657
4.54% 08/15/47 (c)	3,000	2,476
4.63% 03/22/33 (c)	186,000	182,007
5.83% 02/20/31 (c)	177,000	184,386
6.00% 02/20/34 (c)	97,000	102,314
Baxter International, Inc.
1.92% 02/01/27 (c)	16,000	15,742
4.90% 12/15/30 (c)	32,000	31,732
5.65% 12/15/35 (c)	13,000	12,888
Baylor Scott & White Holdings
2.84% 11/15/50 (c)	3,000	1,906
Becton Dickinson & Co.
3.70% 06/06/27 (c)	10,000	9,933
4.69% 12/15/44 (c)	2,000	1,759
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (c)	2,000	1,958
3.70% 07/15/30 (c)	33,000	31,870
3.80% 07/15/48 (c)	2,000	1,508
4.25% 10/15/50 (c)	20,000	15,952
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 (c)	36,000	22,843
4.25% 01/15/49 (c)	6,000	4,938
BHP Billiton Finance USA Ltd.
5.25% 09/08/33 (c)	14,000	14,292
5.50% 09/08/53 (c)	4,000	3,939
	Principal Amount	Fair Value
BlackRock TCP Capital Corp.
6.95% 05/30/29 (c)	$34,000	$33,929
Block Financial LLC
2.50% 07/15/28 (c)	5,000	4,765
3.88% 08/15/30 (c)	3,000	2,849
Boardwalk Pipelines LP
4.80% 05/03/29 (c)	3,000	3,003
Boeing Co.
2.70% 02/01/27 (c)	19,000	18,806
2.95% 02/01/30 (c)	3,000	2,821
3.25% 03/01/28 (c)	2,000	1,959
3.55% 03/01/38 (c)	2,000	1,674
3.75% 02/01/50 (c)	19,000	13,867
5.04% 05/01/27 (c)	22,000	22,062
5.15% 05/01/30 (c)	4,000	4,048
5.81% 05/01/50 (c)	120,000	118,472
Boston Properties LP
3.40% 06/21/29 (c)	16,000	15,381
Boston Scientific Corp.
4.70% 03/01/49 (c)	3,000	2,671
BP Capital Markets America, Inc.
3.00% 02/24/50 (c)	9,000	5,838
3.38% 02/08/61 (c)	19,000	12,242
4.81% 02/13/33 (c)	16,000	15,893
5.23% 11/17/34 (c)	51,000	51,667
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (c)(d)	13,000	12,826
Bristol-Myers Squibb Co.
1.45% 11/13/30 (c)	5,000	4,398
2.35% 11/13/40 (c)	2,000	1,401
3.55% 03/15/42 (c)	4,000	3,183
4.13% 06/15/39 (c)	4,000	3,568
4.25% 10/26/49 (c)	4,000	3,249
4.35% 11/15/47 (c)	3,000	2,500
4.55% 02/20/48 (c)	2,000	1,710
5.20% 02/22/34 (c)	28,000	28,561
Brixmor Operating Partnership LP
2.25% 04/01/28 (c)	16,000	15,372
3.90% 03/15/27 (c)	2,000	1,991
Broadcom, Inc.
3.19% 11/15/36 (c)(h)	3,000	2,509
3.42% 04/15/33 (c)	35,000	31,899
3.47% 04/15/34 (c)	9,000	8,077
4.15% 11/15/30 (c)	10,000	9,786
4.30% 11/15/32 (c)	2,000	1,937
See Notes to Schedules of Investments and Notes to Financial Statements.

20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Brown-Forman Corp.
4.00% 04/15/38 (c)	$3,000	$2,673
Bunge Ltd. Finance Corp.
3.75% 09/25/27 (c)	3,000	2,974
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (c)	3,000	2,424
4.55% 09/01/44 (c)	4,000	3,527
Cameron LNG LLC
3.30% 01/15/35 (c)(h)	3,000	2,616
Canadian Natural Resources Ltd.
3.85% 06/01/27 (c)	3,000	2,984
4.95% 06/01/47 (c)	2,000	1,775
Canadian Pacific Railway Co.
1.75% 12/02/26 (c)	18,000	17,816
3.10% 12/02/51 (c)	3,000	1,962
3.50% 05/01/50 (c)	3,000	2,138
Carlisle Cos., Inc.
2.20% 03/01/32 (c)	20,000	17,249
5.25% 09/15/35 (c)	6,000	5,982
5.55% 09/15/40 (c)	11,000	10,924
Carlyle Secured Lending, Inc.
6.75% 02/18/30 (c)	4,000	4,025
Carrier Global Corp.
2.72% 02/15/30 (c)	41,000	38,337
3.58% 04/05/50 (c)	3,000	2,186
5.90% 03/15/34 (c)	5,000	5,272
CBRE Services, Inc.
4.90% 01/15/33 (c)	62,000	61,086
Cenovus Energy, Inc.
2.65% 01/15/32 (c)	4,000	3,571
3.75% 02/15/52 (c)	3,000	2,139
Centene Corp.
2.45% 07/15/28 (c)	131,000	124,446
CGI, Inc.
4.95% 03/14/30 (c)	76,000	75,671
Charles Schwab Corp.
2.45% 03/03/27 (c)	128,000	126,446
2.90% 03/03/32 (c)	3,000	2,719
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (c)(d)	21,000	19,696
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (c)(d)	40,000	40,770
	Principal Amount	Fair Value
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (c)(d)	$22,000	$23,378
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41 (c)	53,000	37,059
3.70% 04/01/51 (c)	59,000	36,635
4.80% 03/01/50 (c)	17,000	12,674
Cheniere Energy, Inc.
5.65% 04/15/34 (c)	14,000	14,366
Chevron Corp.
2.24% 05/11/30 (c)	3,000	2,759
Chevron USA, Inc.
3.85% 01/15/28 (c)	9,000	8,940
Chubb INA Holdings LLC
4.35% 11/03/45 (c)	2,000	1,717
Cigna Group
2.40% 03/15/30 (c)	3,000	2,771
3.40% 03/15/50 - 03/15/51 (c)	9,000	6,208
4.38% 10/15/28 (c)	2,000	1,991
Cisco Systems, Inc.
5.30% 02/26/54 (c)	20,000	18,909
5.35% 02/26/64 (c)	20,000	18,686
5.90% 02/15/39 (c)	2,000	2,119
Citigroup, Inc.
4.45% 09/29/27 (c)	7,000	6,990
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (c)(d)	24,000	22,668
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (c)(d)	114,000	107,142
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (c)(d)	4,000	3,480
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02% 01/24/36 (c)(d)	100,000	103,130
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (c)(h)	21,000	20,643
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Clorox Co.
1.80% 05/15/30 (c)	$70,000	$62,686
CME Group, Inc.
2.65% 03/15/32 (c)	4,000	3,612
3.75% 06/15/28 (c)	3,000	2,969
CMS Energy Corp.
4.88% 03/01/44 (c)	3,000	2,665
Coca-Cola Co.
2.60% 06/01/50 (c)	4,000	2,455
2.75% 06/01/60 (c)	3,000	1,739
Comcast Corp.
2.65% 08/15/62 (c)	3,000	1,450
2.80% 01/15/51 (c)	3,000	1,685
2.89% 11/01/51 (c)	6,000	3,397
2.94% 11/01/56 (c)	5,000	2,703
2.99% 11/01/63 (c)	3,000	1,562
3.20% 07/15/36 (c)	2,000	1,660
3.25% 11/01/39 (c)	6,000	4,573
3.97% 11/01/47 (c)	15,000	10,792
5.17% 01/15/37 (c)(h)	2,000	1,920
5.65% 06/01/54 (c)	21,000	18,951
Conagra Brands, Inc.
5.30% 11/01/38 (c)	3,000	2,841
ConocoPhillips Co.
4.30% 11/15/44 (c)	3,000	2,512
5.55% 03/15/54 (c)	12,000	11,603
5.70% 09/15/63 (c)	15,000	14,626
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26 (c)	10,000	9,935
3.35% 04/01/30 (c)	2,000	1,910
3.88% 06/15/47 (c)	2,000	1,536
3.95% 04/01/50 (c)	6,000	4,664
Constellation Brands, Inc.
3.15% 08/01/29 (c)	16,000	15,299
4.50% 05/09/47 (c)	3,000	2,504
Constellation Energy Generation LLC
6.50% 10/01/53 (c)	9,000	9,661
Continental Resources, Inc.
2.88% 04/01/32 (c)(h)	10,000	8,793
COPT Defense Properties LP
2.00% 01/15/29 (c)	14,000	13,093
2.75% 04/15/31 (c)	24,000	21,756
Corebridge Financial, Inc.
3.90% 04/05/32 (c)	58,000	54,422
Crowdstrike Holdings, Inc.
3.00% 02/15/29 (c)	236,000	225,076
	Principal Amount	Fair Value
Crown Castle, Inc.
2.90% 03/15/27 (c)	$28,000	$27,668
3.30% 07/01/30 (c)	20,000	18,839
CSL Finance PLC
4.25% 04/27/32 (c)(h)	16,000	15,373
5.11% 04/03/34 (c)(h)	4,000	3,996
5.42% 04/03/54 (c)(h)	4,000	3,757
CSX Corp.
4.50% 03/15/49 - 08/01/54 (c)	11,000	9,211
CubeSmart LP
4.38% 02/15/29 (c)	4,000	3,968
CVS Health Corp.
3.00% 08/15/26 (c)	5,000	4,990
3.63% 04/01/27 (c)	6,000	5,963
3.75% 04/01/30 (c)	4,000	3,868
4.30% 03/25/28 (c)	3,000	2,985
4.78% 03/25/38 (c)	3,000	2,812
5.13% 07/20/45 (c)	2,000	1,811
5.30% 06/01/33 - 12/05/43 (c)	116,000	117,277
5.88% 06/01/53 (c)	3,000	2,931
6.05% 06/01/54 (c)	4,000	3,998
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75% 12/10/54 (c)(d)	19,000	19,785
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00% 03/10/55 (c)(d)	17,000	17,637
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (c)(d)	150,000	148,737
Devon Energy Corp.
5.60% 03/15/34 (c)(h)	43,000	44,081
5.90% 02/15/55 (c)(h)	23,000	22,667
DH Europe Finance II SARL
2.60% 11/15/29 (c)	3,000	2,813
3.25% 11/15/39 (c)	2,000	1,606
3.40% 11/15/49 (c)	3,000	2,124
Diamondback Energy, Inc.
3.13% 03/24/31 (c)	3,000	2,789
5.40% 04/18/34 (c)	33,000	33,466
5.75% 04/18/54 (c)	9,000	8,749
Dick's Sporting Goods, Inc.
4.10% 01/15/52 (c)	48,000	34,909
See Notes to Schedules of Investments and Notes to Financial Statements.

22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Digital Realty Trust LP
3.60% 07/01/29 (c)	$7,000	$6,784
Discovery Communications LLC
3.95% 03/20/28 (c)	10,000	9,865
5.00% 09/20/37 (c)	2,000	1,570
Discovery Global Holdings, Inc.
3.76% 03/15/27 (c)	83,000	82,434
4.28% 03/15/32 (c)	45,000	40,323
5.05% 03/15/42 (c)	13,000	9,516
Dollar General Corp.
3.50% 04/03/30 (c)	16,000	15,266
4.13% 04/03/50 (c)	2,000	1,559
Dominion Energy, Inc.
3.38% 04/01/30 (c)	16,000	15,277
Dover Corp.
2.95% 11/04/29 (c)	4,000	3,793
Dow Chemical Co.
2.10% 11/15/30 (c)	8,000	7,065
3.60% 11/15/50 (c)	3,000	1,984
4.25% 10/01/34 (c)	2,000	1,817
5.15% 02/15/34 (c)	12,000	11,766
5.55% 11/30/48 (c)	4,000	3,543
6.30% 03/15/33 (c)	11,000	11,557
Dr. Horton, Inc.
5.50% 10/15/35 (c)	20,000	20,415
DTE Energy Co.
2.85% 10/01/26 (c)	13,000	12,951
Duke Energy Carolinas LLC
3.95% 03/15/48 (c)	2,000	1,559
Duke Energy Corp.
2.55% 06/15/31 (c)	13,000	11,723
3.30% 06/15/41 (c)	16,000	12,189
3.50% 06/15/51 (c)	36,000	24,537
3.75% 09/01/46 (c)	118,000	88,126
Duke Energy Progress LLC
4.15% 12/01/44 (c)	9,000	7,416
DuPont de Nemours, Inc.
5.42% 11/15/48 (c)	1,000	942
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (c)(h)	4,000	3,953
Eastern Energy Gas Holdings LLC
5.65% 10/15/54 (c)	18,000	17,239
Eastman Chemical Co.
4.65% 10/15/44 (c)	3,000	2,565
Eaton Corp.
3.10% 09/15/27 (c)	2,000	1,973
	Principal Amount	Fair Value
Elevance Health, Inc.
3.60% 03/15/51 (c)	$4,000	$2,833
3.70% 09/15/49 (c)	4,000	2,902
5.13% 02/15/53 (c)	3,000	2,685
5.65% 06/15/54 (c)	8,000	7,695
6.10% 10/15/52 (c)	7,000	7,157
Eli Lilly & Co.
5.00% 02/09/54 (c)	4,000	3,691
5.10% 02/09/64 (c)	20,000	18,273
Emera U.S. Finance LP
2.64% 06/15/31 (c)	16,000	14,377
Emerson Electric Co.
1.80% 10/15/27 (c)	21,000	20,356
2.75% 10/15/50 (c)	20,000	12,636
Enbridge Energy Partners LP
5.50% 09/15/40 (c)	2,000	1,963
Enbridge, Inc.
1.60% 10/04/26 (c)	41,000	40,729
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (c)(d)	22,000	22,109
Energy Transfer LP
5.25% 07/01/29 (c)	143,000	145,212
5.30% 04/01/44 - 04/15/47 (c)	6,000	5,430
5.35% 05/15/45 (c)	6,000	5,457
5.75% 02/15/33 (c)	6,000	6,212
5.95% 05/15/54 (c)	4,000	3,829
6.10% 12/01/28 (c)	30,000	30,937
6.40% 12/01/30 (c)	9,000	9,526
6.50% 02/01/42 (c)	3,000	3,170
Enterprise Products Operating LLC
4.25% 02/15/48 (c)	16,000	13,121
4.85% 01/31/34 (c)	42,000	41,646
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (c)(d)	3,000	2,988
EOG Resources, Inc.
5.10% 01/15/36 (c)	2,000	1,990
Equinix, Inc.
2.15% 07/15/30 (c)	5,000	4,508
ERP Operating LP
4.50% 07/01/44 (c)	4,000	3,502
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52 (c)	$11,000	$6,860
Eversource Energy
3.45% 01/15/50 (c)	4,000	2,774
Exelon Corp.
4.05% 04/15/30 (c)	7,000	6,833
4.45% 04/15/46 (c)	3,000	2,494
4.70% 04/15/50 (c)	3,000	2,523
5.60% 03/15/53 (c)	25,000	23,923
Expedia Group, Inc.
5.40% 02/15/35 (c)	20,000	19,803
Extra Space Storage LP
2.20% 10/15/30 (c)	3,000	2,692
3.90% 04/01/29 (c)	3,000	2,939
5.90% 01/15/31 (c)	27,000	28,009
Exxon Mobil Corp.
3.45% 04/15/51 (c)	4,000	2,851
FedEx Corp.
4.10% 02/01/45 (c)	18,000	14,974
Fidelity National Financial, Inc.
3.20% 09/17/51 (c)	8,000	5,072
Fidelity National Information Services, Inc.
3.10% 03/01/41 (c)	2,000	1,453
FirstEnergy Corp.
3.40% 03/01/50 (c)	10,000	6,805
FirstEnergy Transmission LLC
4.55% 04/01/49 (c)(h)	12,000	10,011
Fiserv, Inc.
3.50% 07/01/29 (c)	20,000	19,196
Florida Power & Light Co.
4.13% 02/01/42 (c)	5,000	4,268
Flowserve Corp.
2.80% 01/15/32 (c)	7,000	6,211
Freeport-McMoRan, Inc.
4.25% 03/01/30 (c)	14,000	13,755
General Mills, Inc.
3.00% 02/01/51 (c)	6,000	3,787
General Motors Co.
5.20% 04/01/45 (c)	3,000	2,661
5.40% 04/01/48 (c)	2,000	1,795
6.80% 10/01/27 (c)	3,000	3,073
General Motors Financial Co., Inc.
2.35% 01/08/31 (c)	4,000	3,579
5.85% 04/06/30 (c)	57,000	58,892
6.10% 01/07/34 (c)	45,000	46,964
	Principal Amount	Fair Value
Genuine Parts Co.
2.75% 02/01/32 (c)	$3,000	$2,614
Georgia Power Co.
5.25% 03/15/34 (c)	315,000	319,993
Gilead Sciences, Inc.
2.60% 10/01/40 (c)	4,000	2,903
2.95% 03/01/27 (c)	3,000	2,973
4.15% 03/01/47 (c)	3,000	2,456
4.60% 09/01/35 (c)	225,000	218,754
5.25% 10/15/33 (c)	7,000	7,198
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (c)	4,000	3,895
Goldman Sachs Group, Inc.
5.15% 05/22/45 (c)	2,000	1,825
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (c)(d)	15,000	14,915
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (c)(d)	9,000	7,955
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (c)(d)	7,000	5,066
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (c)(d)	10,000	7,554
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (c)(d)	16,000	12,233
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (c)(d)	3,000	2,953
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (c)(d)	2,000	1,754
See Notes to Schedules of Investments and Notes to Financial Statements.

24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (c)(d)	$7,000	$6,938
Halliburton Co.
5.00% 11/15/45 (c)	4,000	3,580
Hartford Insurance Group, Inc. (6.04% fixed rate until 07/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.04% 02/12/67 (c)(d)(h)	4,000	3,980
HCA, Inc.
3.13% 03/15/27 (c)	76,000	75,288
3.38% 03/15/29 (c)	13,000	12,560
3.50% 09/01/30 (c)	4,000	3,792
3.63% 03/15/32 (c)	4,000	3,723
4.63% 03/15/52 (c)	13,000	10,576
5.60% 04/01/34 (c)	89,000	90,831
5.75% 03/01/35 (c)	221,000	227,778
6.00% 04/01/54 (c)	5,000	4,939
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (c)(h)	4,000	3,618
3.20% 06/01/50 (c)(h)	3,000	1,936
Healthcare Realty Holdings LP
2.00% 03/15/31 (c)	2,000	1,750
Hess Corp.
5.60% 02/15/41 (c)	3,000	3,038
5.80% 04/01/47 (c)	2,000	2,018
Highwoods Realty LP
4.13% 03/15/28 (c)	3,000	2,956
4.20% 04/15/29 (c)	6,000	5,869
7.65% 02/01/34 (c)	3,000	3,351
Home Depot, Inc.
2.70% 04/15/30 (c)	3,000	2,816
3.35% 04/15/50 (c)	3,000	2,090
3.50% 09/15/56 (c)	2,000	1,383
3.90% 12/06/28 - 06/15/47 (c)	6,000	5,325
4.50% 12/06/48 (c)	3,000	2,552
4.95% 06/25/34 - 09/15/52 (c)	74,000	74,060
5.30% 06/25/54 (c)	3,000	2,837
5.40% 06/25/64 (c)	5,000	4,746
Honeywell Aerospace, Inc.
4.30% 03/16/31 (c)(h)	37,000	36,359
Honeywell International, Inc.
1.75% 09/01/31 (c)	4,000	3,473
2.70% 08/15/29 (c)	4,000	3,785
	Principal Amount	Fair Value
Hormel Foods Corp.
1.80% 06/11/30 (c)	$15,000	$13,492
Horseshoe Funding Trust II
6.89% 11/15/55 (c)(h)	100,000	104,887
Huntington Bancshares, Inc.
2.55% 02/04/30 (c)	9,000	8,316
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27% 01/15/31 (c)(d)	40,000	40,462
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14% 11/18/39 (c)(d)	14,000	14,294
Huntington Ingalls Industries, Inc.
2.04% 08/16/28 (c)	22,000	20,828
Hyundai Capital America
5.40% 01/08/31 (c)(h)	80,000	81,202
IBM International Capital Pte. Ltd.
5.25% 02/05/44 (c)	100,000	92,843
Imperial Brands Finance PLC
5.50% 02/01/30 (c)(h)	200,000	204,266
Indiana Michigan Power Co.
3.25% 05/01/51 (c)	3,000	2,008
Ingersoll Rand, Inc.
5.70% 08/14/33 (c)	24,000	24,963
Intel Corp.
2.00% 08/12/31 (c)	11,000	9,590
2.45% 11/15/29 (c)	11,000	10,235
2.80% 08/12/41 (c)	61,000	42,581
3.10% 02/15/60 (c)	2,000	1,136
4.65% 06/01/31 (c)	20,000	19,804
5.30% 05/15/36 (c)	25,000	24,858
5.63% 02/10/43 (c)	4,000	3,888
5.70% 02/10/53 (c)	4,000	3,773
6.13% 05/15/56 (c)	10,000	9,994
Intercontinental Exchange, Inc.
1.85% 09/15/32 (c)	2,000	1,687
2.65% 09/15/40 (c)	2,000	1,450
Intuit, Inc.
5.50% 09/15/53 (c)	12,000	10,790
ITC Holdings Corp.
2.95% 05/14/30 (c)(h)	20,000	18,652
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
J.M. Smucker Co.
6.50% 11/15/43 - 11/15/53 (c)	$32,000	$34,680
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75% 04/01/33 (c)	4,000	4,101
5.95% 04/20/35 (c)	181,000	186,492
6.75% 03/15/34 (c)	3,000	3,267
Jefferies Financial Group, Inc.
5.88% 07/21/28 (c)	26,000	26,506
Johnson & Johnson
3.63% 03/03/37 (c)	3,000	2,685
Johnson Controls International PLC
4.50% 02/15/47 (c)	4,000	3,429
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96% 01/25/33 (c)(d)	160,000	144,794
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (c)(d)	37,000	34,543
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16% 04/22/42 (c)(d)	8,000	6,084
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (c)(d)	4,000	3,535
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (c)(d)	28,000	21,827
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (c)(d)	3,000	2,968
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (c)(d)	3,000	2,397
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (c)(d)	$41,000	$40,646
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (c)(d)	14,000	14,211
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50% 01/24/36 (c)(d)	290,000	296,522
Kenvue, Inc.
4.90% 03/22/33 (c)	87,000	87,357
5.05% 03/22/53 (c)	9,000	8,219
5.20% 03/22/63 (c)	3,000	2,724
Kinder Morgan Energy Partners LP
4.70% 11/01/42 (c)	3,000	2,634
5.00% 03/01/43 (c)	4,000	3,618
6.38% 03/01/41 (c)	4,000	4,231
Kinder Morgan, Inc.
1.75% 11/15/26 (c)	48,000	47,537
5.05% 02/15/46 (c)	4,000	3,598
5.20% 06/01/33 (c)	4,000	4,057
KLA Corp.
3.30% 03/01/50 (c)	6,000	4,144
Kraft Heinz Foods Co.
5.20% 07/15/45 (c)	13,000	11,588
Kroger Co.
2.20% 05/01/30 (c)	2,000	1,822
4.65% 01/15/48 (c)	3,000	2,540
5.00% 09/15/34 (c)	84,000	82,806
5.50% 09/15/54 (c)	4,000	3,754
L3Harris Technologies, Inc.
3.85% 12/15/26 (c)	8,000	7,983
Lam Research Corp.
4.88% 03/15/49 (c)	100,000	90,837
Las Vegas Sands Corp.
5.90% 06/01/27 (c)	28,000	28,264
6.20% 08/15/34 (c)	16,000	16,468
Leidos, Inc.
4.38% 05/15/30 (c)	35,000	34,295
5.40% 03/15/32 (c)	20,000	20,264
5.50% 03/15/35 (c)	128,000	128,943
5.75% 03/15/33 (c)	17,000	17,477
See Notes to Schedules of Investments and Notes to Financial Statements.

26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Liberty Mutual Group, Inc.
3.95% 05/15/60 (c)(h)	$2,000	$1,397
Lockheed Martin Corp.
3.80% 03/01/45 (c)	2,000	1,591
4.50% 05/15/36 (c)	2,000	1,929
Lowe's Cos., Inc.
1.30% 04/15/28 (c)	3,000	2,836
1.70% 09/15/28 - 10/15/30 (c)	41,000	38,021
3.00% 10/15/50 (c)	3,000	1,899
3.70% 04/15/46 (c)	3,000	2,255
4.05% 05/03/47 (c)	3,000	2,346
5.63% 04/15/53 (c)	11,000	10,597
LYB International Finance III LLC
3.63% 04/01/51 (c)	6,000	3,962
3.80% 10/01/60 (c)	2,000	1,266
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (c)(d)	99,000	98,199
Mars, Inc.
4.80% 03/01/30 (c)(h)	16,000	16,047
5.20% 03/01/35 (c)(h)	31,000	31,122
5.70% 05/01/55 (c)(h)	28,000	27,575
Marsh & McLennan Cos., Inc.
2.90% 12/15/51 (c)	18,000	11,303
Marvell Technology, Inc.
5.95% 09/15/33 (c)	20,000	20,997
Masco Corp.
3.50% 11/15/27 (c)	3,000	2,958
Massachusetts Mutual Life Insurance Co.
5.95% 06/01/56 (c)(h)	25,000	24,743
McCormick & Co., Inc.
1.85% 02/15/31 (c)	3,000	2,644
McDonald's Corp.
3.60% 07/01/30 (c)	12,000	11,623
3.63% 09/01/49 (c)	4,000	2,918
4.88% 12/09/45 (c)	4,000	3,612
Medtronic Global Holdings SCA
4.50% 03/30/33 (c)	42,000	41,196
Medtronic, Inc.
4.63% 03/15/45 (c)	2,000	1,792
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (c)	9,000	7,174
Merck & Co., Inc.
1.90% 12/10/28 (c)	21,000	19,817
	Principal Amount	Fair Value
2.45% 06/24/50 (c)	$3,000	$1,754
2.75% 12/10/51 (c)	4,000	2,455
2.90% 12/10/61 (c)	4,000	2,314
4.00% 03/07/49 (c)	2,000	1,591
5.00% 05/17/53 (c)	4,000	3,643
Meritage Homes Corp.
3.88% 04/15/29 (c)(h)	52,000	50,425
Meta Platforms, Inc.
3.85% 08/15/32 (c)	78,000	73,682
4.20% 11/15/30 (c)	8,000	7,874
4.45% 08/15/52 (c)	16,000	12,327
4.55% 05/15/31 (c)	20,000	19,892
4.60% 11/15/32 (c)	13,000	12,784
4.88% 05/15/33 (c)	25,000	24,768
5.25% 05/15/36 (c)	10,000	9,927
6.30% 05/15/56 (c)	10,000	9,951
MetLife, Inc.
4.72% 12/15/44 (c)	4,000	3,535
Micron Technology, Inc.
3.37% 11/01/41 (c)	9,000	7,026
3.48% 11/01/51 (c)	20,000	14,255
Microsoft Corp.
2.40% 08/08/26 (c)	13,000	12,974
2.68% 06/01/60 (c)	4,000	2,208
2.92% 03/17/52 (c)	23,000	14,598
3.45% 08/08/36 (c)	2,000	1,784
3.50% 02/12/35 (c)	2,000	1,843
Mid-America Apartments LP
2.88% 09/15/51 (c)	12,000	7,619
Molson Coors Beverage Co.
4.20% 07/15/46 (c)	3,000	2,394
Morgan Stanley
3.63% 01/20/27 (c)	3,000	2,988
3.97% 07/22/38 (c)(d)	4,000	3,510
4.35% 09/08/26 (c)	44,000	43,992
4.38% 01/22/47 (c)	4,000	3,340
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (c)(d)	152,000	151,752
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (c)(d)	28,000	17,416
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (c)(d)	69,000	62,060
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (c)(d)	$87,000	$88,390
MPLX LP
2.65% 08/15/30 (c)	4,000	3,682
5.20% 12/01/47 (c)	2,000	1,784
MSCI, Inc.
5.25% 09/01/35 (c)	23,000	22,515
Mylan, Inc.
5.20% 04/15/48 (c)	3,000	2,492
Nasdaq, Inc.
5.95% 08/15/53 (c)	4,000	4,045
6.10% 06/28/63 (c)	3,000	3,049
NetApp, Inc.
5.50% 03/17/32 (c)	41,000	41,865
Netflix, Inc.
4.90% 08/15/34 (c)	14,000	13,962
5.40% 08/15/54 (c)	4,000	3,841
Nevada Power Co.
6.00% 03/15/54 (c)	5,000	5,057
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (c)(d)	4,000	3,986
NGPL PipeCo LLC
3.25% 07/15/31 (c)(h)	16,000	14,723
Niagara Mohawk Power Corp.
5.66% 01/17/54 (c)(h)	10,000	9,490
NIKE, Inc.
3.38% 03/27/50 (c)	3,000	2,116
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75% 07/15/56 (c)(d)	58,000	57,931
Norfolk Southern Corp.
3.95% 10/01/42 (c)	3,000	2,469
Northern Trust Corp.
6.13% 11/02/32 (c)	16,000	17,105
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (c)(h)	18,000	12,389
NOV, Inc.
3.60% 12/01/29 (c)	4,000	3,844
Novant Health, Inc.
3.32% 11/01/61 (c)	7,000	4,437
Novartis Capital Corp.
2.20% 08/14/30 (c)	8,000	7,317
	Principal Amount	Fair Value
NRG Energy, Inc.
4.73% 10/15/30 (c)(h)	$33,000	$32,586
5.41% 10/15/35 (c)(h)	37,000	36,210
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43 (c)	43,000	42,978
5.40% 06/21/34 (c)	52,000	52,686
NVIDIA Corp.
2.85% 04/01/30 (c)	4,000	3,784
3.50% 04/01/50 (c)	3,000	2,197
Oklahoma Gas & Electric Co.
3.25% 04/01/30 (c)	4,000	3,806
Oncor Electric Delivery Co. LLC
3.80% 09/30/47 (c)	2,000	1,519
ONEOK, Inc.
4.35% 03/15/29 (c)	3,000	2,974
5.80% 11/01/30 (c)	61,000	63,103
6.10% 11/15/32 (c)	13,000	13,672
6.63% 09/01/53 (c)	16,000	16,769
Oracle Corp.
2.30% 03/25/28 (c)	2,000	1,914
2.65% 07/15/26 (c)	3,000	2,997
2.95% 04/01/30 (c)	12,000	11,046
3.60% 04/01/50 (c)	3,000	1,822
3.95% 03/25/51 (c)	2,000	1,281
4.00% 07/15/46 - 11/15/47 (c)	5,000	3,349
4.10% 03/25/61 (c)	5,000	3,057
4.55% 02/04/29 (c)	165,000	162,692
4.70% 09/27/34 (c)	31,000	28,408
5.35% 05/04/33 (c)	15,000	14,568
5.55% 02/06/53 (c)	3,000	2,417
5.70% 02/04/36 (c)	45,000	43,632
6.15% 11/09/29 (c)	14,000	14,405
6.90% 11/09/52 (c)	3,000	2,877
Otis Worldwide Corp.
2.57% 02/15/30 (c)	12,000	11,144
3.36% 02/15/50 (c)	20,000	13,990
Owens Corning
3.88% 06/01/30 (c)	30,000	29,044
4.40% 01/30/48 (c)	2,000	1,648
5.70% 06/15/34 (c)	99,000	102,282
5.95% 06/15/54 (c)	4,000	4,064
Pacific Gas & Electric Co.
2.10% 08/01/27 (c)	4,000	3,894
2.50% 02/01/31 (c)	14,000	12,567
3.00% 06/15/28 (c)	10,000	9,677
3.30% 08/01/40 (c)	14,000	10,488
See Notes to Schedules of Investments and Notes to Financial Statements.

28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
3.50% 08/01/50 (c)	$3,000	$2,001
4.30% 03/15/45 (c)	11,000	8,635
PacifiCorp
2.70% 09/15/30 (c)	3,000	2,755
2.90% 06/15/52 (c)	49,000	29,302
5.80% 01/15/55 (c)	10,000	9,542
6.25% 10/15/37 (c)	4,000	4,189
Packaging Corp. of America
3.05% 10/01/51 (c)	13,000	8,401
Paramount Global
2.90% 01/15/27 (c)	2,000	1,979
3.70% 06/01/28 (c)	2,000	1,940
Parker-Hannifin Corp.
3.25% 06/14/29 (c)	2,000	1,931
4.50% 09/15/29 (c)	28,000	27,986
Patterson-UTI Energy, Inc.
6.05% 05/15/36 (c)	10,000	9,960
7.15% 10/01/33 (c)	11,000	11,809
Paychex, Inc.
5.10% 04/15/30 (c)	31,000	31,257
5.60% 04/15/35 (c)	23,000	23,227
PayPal Holdings, Inc.
2.65% 10/01/26 (c)	4,000	3,984
3.25% 06/01/50 (c)	3,000	1,944
PepsiCo, Inc.
1.63% 05/01/30 (c)	2,000	1,802
2.63% 07/29/29 (c)	4,000	3,800
2.75% 10/21/51 (c)	19,000	11,823
Pfizer Investment Enterprises Pte. Ltd.
4.75% 05/19/33 (c)	104,000	103,012
5.30% 05/19/53 (c)	4,000	3,764
5.34% 05/19/63 (c)	6,000	5,521
Pfizer, Inc.
2.70% 05/28/50 (c)	20,000	12,372
3.90% 03/15/39 (c)	3,000	2,606
4.13% 12/15/46 (c)	3,000	2,465
4.40% 05/15/44 (c)	2,000	1,745
Philip Morris International, Inc.
2.10% 05/01/30 (c)	2,000	1,823
3.38% 08/15/29 (c)	3,000	2,894
4.13% 03/04/43 (c)	2,000	1,675
5.13% 02/15/30 (c)	37,000	37,563
5.25% 02/13/34 (c)	200,000	203,278
5.63% 11/17/29 (c)	14,000	14,425
Phillips 66 Co.
2.15% 12/15/30 (c)	35,000	31,397
3.15% 12/15/29 (c)	21,000	19,966
3.30% 03/15/52 (c)	11,000	7,217
	Principal Amount	Fair Value
3.75% 03/01/28 (c)	$3,000	$2,960
4.68% 02/15/45 (c)	3,000	2,566
Pilgrim's Pride Corp.
6.25% 07/01/33 (c)	2,000	2,086
6.88% 05/15/34 (c)	17,000	18,349
Pioneer Natural Resources Co.
2.15% 01/15/31 (c)	28,000	25,120
Precision Castparts Corp.
4.38% 06/15/45 (c)	3,000	2,582
Progressive Corp.
3.00% 03/15/32 (c)	16,000	14,609
3.70% 03/15/52 (c)	3,000	2,216
Prologis LP
3.05% 03/01/50 (c)	3,000	2,001
5.00% 03/15/34 (c)	4,000	3,985
5.25% 03/15/54 (c)	4,000	3,785
Prudential Financial, Inc.
3.94% 12/07/49 (c)	8,000	6,072
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (c)(d)	4,000	4,004
Public Service Co. of Colorado
3.70% 06/15/28 (c)	3,000	2,959
Public Storage Operating Co.
5.00% 12/15/35 (c)	10,000	9,895
5.35% 08/01/53 (c)	5,000	4,802
QUALCOMM, Inc.
4.30% 05/20/47 (c)	3,000	2,444
4.50% 05/20/52 (c)	16,000	13,221
Quest Diagnostics, Inc.
2.95% 06/30/30 (c)	2,000	1,872
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 (c)	11,000	9,731
Regions Financial Corp.
1.80% 08/12/28 (c)	37,000	34,916
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (c)(d)	101,000	103,616
RenaissanceRe Holdings Ltd.
5.75% 06/05/33 (c)	16,000	16,391
Reynolds American, Inc.
5.70% 08/15/35 (c)	33,000	33,979
Rio Tinto Finance USA Ltd.
2.75% 11/02/51 (c)	4,000	2,466
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Rio Tinto Finance USA PLC
5.25% 03/14/35 (c)	$15,000	$15,235
5.75% 03/14/55 (c)	16,000	16,179
5.88% 03/14/65 (c)	16,000	16,259
ROBLOX Corp.
3.88% 05/01/30 (c)(h)	68,000	64,299
Rockwell Automation, Inc.
2.80% 08/15/61 (c)	4,000	2,313
4.20% 03/01/49 (c)	3,000	2,491
Ross Stores, Inc.
4.70% 04/15/27 (c)	2,000	2,001
Royal Caribbean Cruises Ltd.
5.38% 01/15/36 (c)	18,000	17,867
5.63% 09/30/31 (c)(h)	73,000	73,723
Royalty Pharma PLC
1.75% 09/02/27 (c)	3,000	2,905
2.20% 09/02/30 (c)	2,000	1,807
3.30% 09/02/40 (c)	2,000	1,549
5.40% 09/02/34 (c)	9,000	9,073
RTX Corp.
1.90% 09/01/31 (c)	37,000	32,334
2.82% 09/01/51 (c)	39,000	24,199
3.13% 05/04/27 (c)	21,000	20,786
3.50% 03/15/27 (c)	3,000	2,985
4.15% 05/15/45 (c)	3,000	2,482
4.45% 11/16/38 (c)	4,000	3,721
6.10% 03/15/34 (c)	59,000	63,300
6.40% 03/15/54 (c)	15,000	16,466
Ryder System, Inc.
2.90% 12/01/26 (c)	24,000	23,870
Salesforce, Inc.
1.95% 07/15/31 (c)	15,000	13,063
2.70% 07/15/41 (c)	11,000	7,503
SBA Communications Corp.
3.13% 02/01/29 (c)	88,000	84,205
3.88% 02/15/27 (c)	134,000	133,270
Schlumberger Holdings Corp.
3.90% 05/17/28 (c)(h)	5,000	4,945
5.00% 06/01/34 (c)(h)	56,000	55,684
Selective Insurance Group, Inc.
5.38% 03/01/49 (c)	2,000	1,841
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (c)(d)	26,000	25,769
Shell Finance U.S., Inc.
2.38% 11/07/29 (c)	36,000	33,699
3.13% 11/07/49 (c)(h)	11,000	7,430
	Principal Amount	Fair Value
3.25% 04/06/50 (c)	$5,000	$3,456
3.75% 09/12/46 (c)	4,000	3,090
Simon Property Group LP
3.38% 06/15/27 (c)	3,000	2,973
Smith & Nephew PLC
5.40% 03/20/34 (c)	9,000	9,070
Sonoco Products Co.
4.60% 09/01/29 (c)	33,000	32,798
5.00% 09/01/34 (c)	28,000	27,429
South Bow USA Infrastructure Holdings LLC
5.58% 10/01/34 (c)	54,000	53,789
Southern California Edison Co.
4.00% 04/01/47 (c)	15,000	11,180
4.20% 03/01/29 (c)	12,000	11,814
5.65% 10/01/28 (c)	174,000	177,235
Southern Co.
3.25% 07/01/26 (c)	3,000	3,000
3.70% 04/30/30 (c)	27,000	26,089
Southwest Airlines Co.
2.63% 02/10/30 (c)	12,000	11,105
Southwestern Electric Power Co.
2.75% 10/01/26 (c)	3,000	2,988
Spectra Energy Partners LP
3.38% 10/15/26 (c)	3,000	2,992
4.50% 03/15/45 (c)	2,000	1,692
Starbucks Corp.
4.00% 11/15/28 (c)	2,000	1,977
Stellantis Financial Services U.S. Corp.
5.40% 06/15/29 (c)(h)	200,000	199,302
Store Capital LLC
4.95% 02/11/31 (c)	10,000	9,871
Stryker Corp.
1.95% 06/15/30 (c)	15,000	13,581
Sumisho Air Lease Corp.
4.85% 03/24/31 (c)(h)	25,000	24,734
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43 (c)	28,000	29,709
Suncor Energy, Inc.
4.00% 11/15/47 (c)	3,000	2,299
Synopsys, Inc.
4.85% 04/01/30 (c)	39,000	39,068
5.15% 04/01/35 (c)	23,000	22,885
5.70% 04/01/55 (c)	23,000	22,320
Sysco Corp.
5.95% 04/01/30 (c)	2,000	2,074
See Notes to Schedules of Investments and Notes to Financial Statements.

30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
6.60% 04/01/50 (c)	$3,000	$3,192
Take-Two Interactive Software, Inc.
3.70% 04/14/27 (c)	36,000	35,795
4.00% 04/14/32 (c)	3,000	2,858
5.60% 06/12/34 (c)	76,000	77,765
Tampa Electric Co.
2.40% 03/15/31 (c)	16,000	14,436
3.45% 03/15/51 (c)	8,000	5,620
4.35% 05/15/44 (c)	10,000	8,459
Tanger Properties LP
2.75% 09/01/31 (c)	35,000	31,494
Tapestry, Inc.
3.05% 03/15/32 (c)	16,000	14,483
4.13% 07/15/27 (c)	3,000	2,986
5.10% 03/11/30 (c)	204,000	205,573
5.50% 03/11/35 (c)	35,000	35,231
Targa Resources Corp.
6.50% 03/30/34 (c)	42,000	45,271
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28 (c)	40,000	39,980
Target Corp.
1.95% 01/15/27 (c)	4,000	3,953
Texas Instruments, Inc.
3.88% 03/15/39 (c)	3,000	2,624
Thermo Fisher Scientific, Inc.
2.80% 10/15/41 (c)	5,000	3,655
Time Warner Cable LLC
6.55% 05/01/37 (c)	2,000	1,982
T-Mobile USA, Inc.
3.50% 04/15/31 (c)	110,000	103,847
3.75% 04/15/27 (c)	22,000	21,880
4.50% 04/15/50 (c)	4,000	3,231
4.80% 07/15/28 (c)	50,000	50,221
5.50% 01/15/55 (c)	4,000	3,671
Toronto-Dominion Bank
3.20% 03/10/32 (c)	35,000	32,198
4.46% 06/08/32 (c)	16,000	15,726
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (c)(d)	18,000	17,955
TotalEnergies Capital International SA
2.83% 01/10/30 (c)	67,000	63,257
	Principal Amount	Fair Value
Tractor Supply Co.
5.25% 05/15/33 (c)	$10,000	$10,052
Trane Technologies Financing Ltd.
3.80% 03/21/29 (c)	3,000	2,948
TransCanada PipeLines Ltd.
4.25% 05/15/28 (c)	12,000	11,929
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28 (c)	3,000	2,970
5.10% 03/15/36 (c)	27,000	26,719
Travelers Cos., Inc.
2.55% 04/27/50 (c)	20,000	12,036
Truist Financial Corp. (6.67% fixed rate until 09/01/26; 3.00% + 5 yr. CMT thereafter)
6.67% 09/01/26 (c)(d)	43,000	43,014
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (c)	2,000	1,652
Tyson Foods, Inc.
5.40% 03/15/29 (c)	10,000	10,186
5.70% 03/15/34 (c)	14,000	14,404
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (c)(d)	32,000	31,717
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (c)(d)	16,000	16,518
Uber Technologies, Inc.
4.15% 01/15/31 (c)	31,000	30,269
4.80% 09/15/35 (c)	27,000	26,215
UDR, Inc.
2.10% 08/01/32 (c)	20,000	16,991
3.00% 08/15/31 (c)	3,000	2,752
Union Pacific Corp.
3.55% 05/20/61 (c)	9,000	6,091
3.60% 09/15/37 (c)	3,000	2,624
3.80% 04/06/71 (c)	4,000	2,752
4.10% 09/15/67 (c)	4,000	2,958
United Parcel Service, Inc.
5.50% 05/22/54 (c)	11,000	10,605
UnitedHealth Group, Inc.
2.00% 05/15/30 (c)	92,000	83,610
4.20% 05/15/32 (c)	14,000	13,606
4.45% 12/15/48 (c)	3,000	2,504
4.75% 07/15/45 - 05/15/52 (c)	40,000	34,470
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
5.05% 04/15/53 (c)	$6,000	$5,390
5.20% 04/15/63 (c)	15,000	13,405
6.05% 02/15/63 (c)	2,000	2,038
Vale Overseas Ltd.
6.13% 06/12/33 (c)	33,000	34,628
6.40% 06/28/54 (c)	18,000	18,317
Ventas Realty LP
3.25% 10/15/26 (c)	8,000	7,973
5.63% 07/01/34 (c)	11,000	11,293
Verisk Analytics, Inc.
5.25% 06/05/34 (c)	28,000	27,938
Verizon Communications, Inc.
2.36% 03/15/32 (c)	67,000	58,555
2.55% 03/21/31 (c)	10,000	9,079
3.40% 03/22/41 (c)	5,000	3,863
3.55% 03/22/51 (c)	4,000	2,780
3.70% 03/22/61 (c)	4,000	2,679
4.40% 11/01/34 (c)	36,000	34,158
4.86% 08/21/46 (c)	6,000	5,218
5.40% 07/02/37 (c)	22,000	21,942
Viatris, Inc.
4.00% 06/22/50 (c)	4,000	2,749
Virginia Electric & Power Co.
4.00% 11/15/46 (c)	3,000	2,373
Vistra Operations Co. LLC
6.00% 04/15/34 (c)(h)	14,000	14,392
Vontier Corp.
2.40% 04/01/28 (c)	17,000	16,323
2.95% 04/01/31 (c)	16,000	14,498
Vulcan Materials Co.
3.90% 04/01/27 (c)	2,000	1,992
Walmart, Inc.
1.80% 09/22/31 (c)	39,000	34,452
2.50% 09/22/41 (c)	3,000	2,155
2.65% 09/22/51 (c)	2,000	1,241
Walt Disney Co.
2.65% 01/13/31 (c)	13,000	12,005
3.38% 11/15/26 (c)	2,000	1,994
3.60% 01/13/51 (c)	3,000	2,189
4.75% 11/15/46 (c)	2,000	1,775
6.65% 11/15/37 (c)	4,000	4,478
Wells Fargo & Co.
4.15% 01/24/29 (c)	13,000	12,882
4.75% 12/07/46 (c)	11,000	9,373
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (c)(d)	12,000	11,761
	Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (c)(d)	$16,000	$12,226
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24% 01/24/31 (c)(d)	100,000	101,363
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (c)(d)	19,000	19,374
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (c)(d)	182,000	196,513
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (c)(d)	3,000	2,923
Williams Cos., Inc.
3.75% 06/15/27 (c)	2,000	1,987
4.85% 03/01/48 (c)	3,000	2,595
4.90% 01/15/45 (c)	4,000	3,531
5.30% 08/15/52 (c)	3,000	2,733
5.40% 03/04/44 (c)	3,000	2,846
Willis North America, Inc.
3.88% 09/15/49 (c)	4,000	2,992
Workday, Inc.
3.50% 04/01/27 (c)	13,000	12,905
3.70% 04/01/29 (c)	27,000	26,238
Zoetis, Inc.
3.90% 08/20/28 (c)	3,000	2,962
5.60% 11/16/32 (c)	28,000	29,084
Total Corporate Notes (Cost $17,429,398)		17,040,975
Non-Agency Collateralized Mortgage Obligations - 3.0%
A&D Mortgage Trust
5.23% 10/25/70 (h)(i)	232,951	231,400
Angel Oak Mortgage Trust
4.96% 09/25/70 (d)(h)	228,491	226,420
Bank
3.18% 09/15/60	605,304	595,594
4.41% 11/15/61 (d)	320,000	316,793
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	130,449
CD Mortgage Trust
2.91% 08/15/57	246,000	231,551
See Notes to Schedules of Investments and Notes to Financial Statements.

32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	$119,583	$118,679
4.03% 12/10/49 (d)	78,331	76,223
COMM Mortgage Trust
3.92% 10/15/45 (h)	94,569	90,505
Cross Mortgage Trust
4.93% 09/25/70 (d)(h)	315,395	312,152
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	395,171
3.05% 11/10/52	493,000	466,418
3.67% 03/10/50	240,062	237,910
4.14% 03/10/51 (d)	73,000	70,066
4.49% 11/10/48 (d)	117,000	105,791
JPMBB Commercial Mortgage Securities Trust
4.86% 11/15/48 (d)	71,000	17,919
MASTR Alternative Loan Trust
5.00% 08/25/18 (e)(j)	224	1
OBX Trust
4.87% 10/25/65 (d)(h)	453,154	448,365
5.02% 10/25/65 (d)(h)	301,084	298,483
5.06% 09/25/65 (d)(h)	122,985	122,061
PRKCM Trust
5.10% 10/25/60 (d)(h)	251,445	249,546
Verus Securitization Trust
4.87% 09/25/70 (d)(h)	132,519	131,178
4.91% 11/25/70 (d)(h)	484,226	479,307
4.94% 10/27/70 (d)(h)	238,066	236,038
Total Non-Agency Collateralized Mortgage Obligations (Cost $5,965,160)		5,588,020
Municipal Bonds and Notes - 0.0%*
State of California, CA
4.60% 04/01/38 (k)	50,000	50,246
Total Municipal Bonds and Notes (Cost $50,546)		50,246
Total Bonds and Notes (Cost $65,626,603)		64,031,571
	Number of Shares	Fair Value
Exchange Traded & Mutual Funds - 21.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio (l) (Cost $25,934,417)	243,909	$40,727,953
Total Investments in Securities (Cost $131,575,851)		184,209,045
Short-Term Investments - 8.6%
Dreyfus Treasury & Agency Cash Management Institutional Shares 3.52% (c)	213,825	213,825
State Street Institutional Treasury Money Market Fund - Premier Class 3.59% (c)(m)(n)	7,524,571	7,524,571
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.58% (c)(m)(n)	213,824	213,824
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (c)(m)(n)	8,231,233	8,231,233
Total Short-Term Investments (Cost $16,183,453)		16,183,453
Total Investments (Cost $147,759,304)		200,392,498
Liabilities in Excess of Other Assets, net - (6.1)%		(11,453,111)
NET ASSETS - 100.0%		$188,939,387
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$3,000	1.00%/ Quarterly	06/20/31	$(65,861)	$(62,011)	$(3,850)

The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	September 2026	48	$5,118,973	$5,138,250	$19,277
10 Yr. U.S. Treasury Ultra Futures	September 2026	13	1,450,932	1,462,094	11,162
S&P 500 E-mini Index Futures	September 2026	2	747,898	754,825	6,927
U.S. Long Bond Futures	September 2026	7	782,912	794,500	11,588
Ultra Long-Term U.S. Treasury Bond Futures	September 2026	13	1,478,824	1,510,152	31,328
					$80,282

The Fund had the following short futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2026	24	$(4,952,701)	$(4,947,188)	$5,513
10 Yr. U.S. Treasury Notes Futures	September 2026	6	(656,824)	(659,344)	(2,520)
					$2,993

During the period ended June 30, 2026, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$12,622,197	$6,278,074	$6,742,857
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub- administrator, custodian and accounting agent.
(c)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
See Notes to Schedules of Investments and Notes to Financial Statements.

34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
(d)
Variable Rate Security - Interest rate shown is rate in
effect at June 30, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description
above.

(e)
Interest only security. These securities represent the
right to receive the monthly interest payments on an
underlying pool of mortgages. Payments of principal
on the pool reduce the value of the "interest only"
holding.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)
Principal only security. These securities represent
the right to receive the monthly principal payments on
an underlying pool of mortgages. No payments of
interest on the pool are passed through to the
"principal only" holder.

(h)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At June 30, 2026, these
securities amounted to $5,195,203 or 2.75% of the
net assets of the Elfun Diversified Fund.

(i)	Step coupon bond.
(j)	Security is in default.
(k)
Pre-refunded bonds are collateralized by
U.S. Treasury securities, which are held in escrow by
a trustee and are used to pay principal and interest
on the tax-exempt issue to retire the bonds at the
earliest refunding date.

(l)	The financial statements of the State Street Global All Cap Equity ex-U.S. Index Portfolio can be found on www.sec.gov.
(m)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(n)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Cons. Cash F/B Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$79,288,900	$—	$—	$79,288,900
Foreign Equity	160,621	—	—	160,621
U.S. Treasuries	—	25,180,886	—	25,180,886
Agency Mortgage Backed	—	15,025,511	—	15,025,511
Agency Collateralized Mortgage Obligations	—	318,511	—	318,511
Asset Backed	—	827,422	—	827,422
Corporate Notes	—	17,040,975	—	17,040,975
Non-Agency Collateralized Mortgage Obligations	—	5,588,020	—	5,588,020
Municipal Bonds and Notes	—	50,246	—	50,246
Exchange Traded & Mutual Funds	40,727,953	—	—	40,727,953
Short-Term Investments	16,183,453	—	—	16,183,453
Total Investments in Securities	$136,360,927	$64,031,571	$—	$200,392,498
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(3,850)	$—	$(3,850)
Long Futures Contracts - Unrealized Appreciation	80,282	—	—	80,282
Short Futures Contracts - Unrealized Appreciation	5,513	—	—	5,513
Short Futures Contracts - Unrealized Depreciation	(2,520)	—	—	(2,520)
Total Other Financial Instruments	$83,275	$(3,850)	$—	$79,425
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2026 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	20.32%	0.00%	20.32%
Semiconductors	6.55%	0.04%	6.59%
Technology Hardware, Storage & Peripherals	3.24%	0.00%	3.24%
Interactive Media & Services	3.07%	0.00%	3.07%
Systems Software	2.28%	0.00%	2.28%
Broadline Retail	1.46%	0.00%	1.46%
Pharmaceuticals	1.34%	0.00%	1.34%
Diversified Banks	1.23%	0.00%	1.23%
Semiconductor Materials & Equipment	0.99%	0.00%	0.99%
Aerospace & Defense	0.89%	0.00%	0.89%
Automobile Manufacturers	0.80%	0.00%	0.80%
Transaction & Payment Processing Services	0.71%	0.00%	0.71%
Application Software	0.70%	0.00%	0.70%
Biotechnology	0.65%	0.00%	0.65%
Consumer Staples Merchandise Retail	0.63%	0.00%	0.63%
Electric Utilities	0.57%	0.00%	0.57%
Integrated Oil & Gas	0.56%	0.00%	0.56%
Multi-Sector Holdings	0.56%	0.00%	0.56%
Communications Equipment	0.53%	0.00%	0.53%
Healthcare Equipment	0.52%	0.00%	0.52%
Investment Banking & Brokerage	0.52%	0.00%	0.52%
Construction Machinery & Heavy Transportation Equipment	0.43%	0.00%	0.43%
Soft Drinks & Non-Alcoholic Beverages	0.38%	0.00%	0.38%
Property & Casualty Insurance	0.36%	0.00%	0.36%
Asset Management & Custody Banks	0.36%	0.00%	0.36%
Movies & Entertainment	0.35%	0.00%	0.35%
Managed Healthcare	0.33%	0.00%	0.33%
Electrical Components & Equipment	0.32%	0.00%	0.32%
Life Sciences Tools & Services	0.31%	0.00%	0.31%
Restaurants	0.31%	0.00%	0.31%
Hotels, Resorts & Cruise Lines	0.31%	0.00%	0.31%
Electronic Components	0.30%	0.00%	0.30%
Financial Exchanges & Data	0.30%	0.00%	0.30%
Household Products	0.30%	0.00%	0.30%
Home Improvement Retail	0.29%	0.00%	0.29%
Integrated Telecommunication Services	0.25%	0.00%	0.25%
Industrial Machinery & Supplies & Components	0.25%	0.00%	0.25%
Tobacco	0.25%	0.00%	0.25%
Multi-Utilities	0.23%	0.00%	0.23%
IT Consulting & Other Services	0.23%	0.00%	0.23%
Oil & Gas Exploration & Production	0.23%	0.00%	0.23%
Building Products	0.20%	0.00%	0.20%
Consumer Finance	0.20%	0.00%	0.20%
Rail Transportation	0.20%	0.00%	0.20%
Industrial Gases	0.19%	0.00%	0.19%
Heavy Electrical Equipment	0.19%	0.00%	0.19%
Healthcare Services	0.16%	0.00%	0.16%
Oil & Gas Storage & Transportation	0.16%	0.00%	0.16%
Insurance Brokers	0.16%	0.00%	0.16%
Apparel Retail	0.15%	0.00%	0.15%
Specialty Chemicals	0.14%	0.00%	0.14%
Oil & Gas Refining & Marketing	0.14%	0.00%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Healthcare Distributors	0.13%	0.00%	0.13%
Construction & Engineering	0.13%	0.00%	0.13%
Air Freight & Logistics	0.12%	0.00%	0.12%
Regional Banks	0.12%	0.00%	0.12%
Packaged Foods & Meats	0.12%	0.00%	0.12%
Life & Health Insurance	0.11%	0.00%	0.11%
See Notes to Schedules of Investments and Notes to Financial Statements.

36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Trading Companies & Distributors	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Agricultural & Farm Machinery	0.10%	0.00%	0.10%
Data Center REITs	0.10%	0.00%	0.10%
Electronic Manufacturing Services	0.06%	0.04%	0.10%
Retail REITs	0.10%	0.00%	0.10%
Environmental & Facilities Services	0.10%	0.00%	0.10%
Industrial Conglomerates	0.10%	0.00%	0.10%
Construction Materials	0.09%	0.00%	0.09%
Oil & Gas Equipment & Services	0.09%	0.00%	0.09%
Passenger Ground Transportation	0.09%	0.00%	0.09%
Telecom Tower REITs	0.08%	0.00%	0.08%
Human Resource & Employment Services	0.08%	0.00%	0.08%
Passenger Airlines	0.08%	0.00%	0.08%
Industrial REITs	0.08%	0.00%	0.08%
Multi-Family Residential REITs	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Paper & Plastic Packaging Products & Materials	0.06%	0.00%	0.06%
Copper	0.06%	0.00%	0.06%
Electronic Equipment & Instruments	0.06%	0.00%	0.06%
Gold	0.06%	0.00%	0.06%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Diversified Support Services	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Self Storage REITs	0.05%	0.00%	0.05%
Steel	0.05%	0.00%	0.05%
Wireless Telecommunication Services	0.05%	0.00%	0.05%
Cargo Ground Transportation	0.05%	0.00%	0.05%
Independent Power Producers & Energy Traders	0.04%	0.00%	0.04%
Research & Consulting Services	0.04%	0.00%	0.04%
Healthcare Facilities	0.04%	0.00%	0.04%
Other Specialized REITs	0.04%	0.00%	0.04%
Food Retail	0.04%	0.00%	0.04%
Footwear	0.04%	0.00%	0.04%
Apparel, Accessories & Luxury Goods	0.04%	0.00%	0.04%
Agricultural Products & Services	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Personal Care Products	0.03%	0.00%	0.03%
Internet Services & Infrastructure	0.03%	0.00%	0.03%
Diversified Financial Services	0.03%	0.00%	0.03%
Healthcare Supplies	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Cable & Satellite	0.02%	0.00%	0.02%
Food Distributors	0.02%	0.00%	0.02%
Healthcare Technology	0.02%	0.00%	0.02%
Commodity Chemicals	0.02%	0.00%	0.02%
Casinos & Gaming	0.02%	0.00%	0.02%
Advertising	0.02%	0.00%	0.02%
Other Specialty Retail	0.02%	0.00%	0.02%
Home Furnishing Retail	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Office REITs	0.01%	0.00%	0.01%
Distillers & Vintners	0.01%	0.00%	0.01%
Technology Distributors	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Timber REITs	0.01%	0.00%	0.01%
Reinsurance	0.01%	0.00%	0.01%
Metal, Glass & Plastic Containers	0.01%	0.00%	0.01%
Data Processing & Outsourced Services	0.01%	0.00%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Distributors	0.01%	0.00%	0.01%
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Leisure Products	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Single-Family Residential REITs	0.01%	0.00%	0.01%
Broadcasting	0.01%	0.00%	0.01%
Automotive Parts & Equipment	0.01%	0.00%	0.01%
Brewers	0.00%	0.00%	0.00% ***
			59.97%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	12.57%
Corporate Notes	8.50%
Agency Mortgage Backed	7.50%
Non-Agency Collateralized Mortgage Obligations	2.79%
Asset Backed	0.41%
Agency Collateralized Mortgage Obligations	0.16%
Municipal Bonds and Notes	0.02%
31.95%
Sector	Percentage (based on Fair Value)
Short-Term Investments	8.08%
8.08%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	388	$50,056	$897	$6,490	$2,699	$11,011	343	$58,173	$619
State Street Global All Cap Equity ex-U.S. Index Portfolio	318,060	46,853,509	—	11,545,000	2,947,902	2,471,542	243,909	40,727,953	—
State Street Institutional Treasury Money Market Fund - Premier Class	6,334,461	6,334,461	7,042,029	5,851,919	—	—	7,524,571	7,524,571	109,145
State Street Institutional Treasury Plus Money Market Fund - Premier Class	92,103	92,103	3,435,436	3,313,715	—	—	213,824	213,824	11,086
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,954,104	6,954,104	11,315,739	10,038,610	—	—	8,231,233	8,231,233	109,116
TOTAL		$60,284,233	$21,794,101	$30,755,734	$2,950,601	$2,482,553		$56,755,754	$229,966
See Notes to Schedules of Investments and Notes to Financial Statements.

38	Elfun Diversified Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Principal Amount	Fair Value
Municipal Bonds and Notes - 99.2% †
Alabama - 0.3%
Alabama Corrections Institution Finance Authority, AL Revenue
5.25% 07/01/52	$1,000,000	$1,040,064
County of Jefferson Sewer Revenue, AL Revenue
5.50% 10/01/53	1,185,000	1,247,261
		2,287,325
Arizona - 0.9%
City of Mesa Utility System Revenue, AZ Revenue, AG
5.00% 07/01/32	590,000	663,405
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	953,255
5.00% 07/01/31	1,270,000	1,346,704
Maricopa County Unified School District No. 80 Chandler, AZ GO
4.00% 07/01/32	2,890,000	2,920,042
Maricopa County Union High School District No. 216 Agua Fria, AZ GO
5.00% 07/01/43	1,275,000	1,403,030
Scottsdale Municipal Property Corp., AZ Revenue
5.00% 07/01/31 (a)	240,000	246,070
		7,532,506
Arkansas - 0.3%
University of Arkansas, AR Revenue
5.00% 04/01/52	2,000,000	2,058,190
California - 4.3%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,197,429
Burbank Unified School District, CA GO
5.00% 08/01/26	100,000	100,203
East Bay Municipal Utility District Water System Revenue, CA Revenue
5.00% 06/01/55	5,000,000	5,366,118
Metropolitan Water District of Southern California, CA Revenue
5.00% 07/01/39	1,860,000	2,068,439
Oakland Unified School District/Alameda County, CA GO, AG
5.00% 08/01/35	1,000,000	1,129,837
Sacramento Municipal Utility District, CA Revenue
5.00% 08/15/48	1,000,000	1,069,029
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,107,945
San Diego Unified School District, CA GO
4.00% 07/01/53	1,000,000	964,393
San Francisco City & County Airport Commission-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/36	2,195,000	2,356,853
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,502,032
	Principal Amount	Fair Value
San Lorenzo Valley Water District Water Revenue, CA COP, AG
5.00% 09/01/41	$1,000,000	$1,126,767
Santa Cruz City High School District, CA GO
4.00% 08/01/40	1,200,000	1,204,100
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	523,345
State of California, CA GO
4.00% 09/01/47	2,000,000	2,004,600
4.75% 12/01/42	1,000,000	1,065,516
5.00% 03/01/27 - 08/01/30	7,285,000	7,430,499
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,802,845
5.00% 05/15/46	2,000,000	2,109,099
		34,129,049
Colorado - 2.9%
Adams & Arapahoe Counties Joint School District 28J Aurora, CO GO, State Aid Withholding
5.00% 12/01/32	2,205,000	2,227,640
Adams & Arapahoe Counties Joint School District 28J Aurora, CO COP, BAM
5.50% 12/01/54	1,100,000	1,179,727
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	984,034
Cherokee Metropolitan District, CO Revenue, BAM
4.00% 08/01/45	2,700,000	2,655,410
City & County of Denver Airport System Revenue, CO Revenue
5.00% 11/15/41	1,000,000	1,062,580
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,398,011
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42	1,665,000	1,697,478
Colorado Health Facilities Authority, CO Revenue
4.00% 08/01/38 - 05/15/52	3,500,000	3,352,560
5.00% 05/15/34 - 05/15/35	5,400,000	6,103,012
E-470 Public Highway Authority, CO Revenue
5.00% 09/01/36	1,000,000	1,068,991
		22,729,443
Connecticut - 2.1%
City of New Haven, CT GO, AG
5.00% 08/01/33	1,000,000	1,121,806
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49 (b)	1,500,000	1,506,511
5.00% 07/01/33	1,000,000	1,141,518
Connecticut State Health & Educational Facilities Authority, CT Revenue, AG
5.00% 07/01/43	1,000,000	1,103,399
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	39

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	$2,670,000	$2,728,365
5.00% 01/01/33 - 07/01/36	2,090,000	2,261,270
State of Connecticut, CT GO, AG
4.00% 04/15/38	2,000,000	2,022,594
State of Connecticut, CT GO
5.00% 09/15/26 - 09/15/45	4,750,000	4,960,386
		16,845,849
Delaware - 0.7%
Delaware State Health Facilities Authority, DE Revenue
5.00% 10/01/46	1,000,000	1,069,028
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	1,000,085
State of Delaware, DE GO
3.50% 03/01/33	2,000,000	2,001,361
5.00% 05/01/38	1,500,000	1,673,303
		5,743,777
District of Columbia - 2.5%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,526,306
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/30 - 10/01/33	4,000,000	4,375,065
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/42	5,000,000	5,076,029
		19,977,400
Florida - 7.7%
Central Florida Tourism Oversight District, FL GO
5.00% 06/01/40	1,000,000	1,102,029
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,280,784
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
5.50% 09/01/53	1,500,000	1,623,835
City of Fort Lauderdale, FL Revenue
5.00% 07/01/52	2,235,000	2,359,097
City of Miami, FL Revenue
5.00% 01/01/44	500,000	543,434
City of St. Petersburg Public Utility Revenue, FL Revenue
5.00% 10/01/52	1,000,000	1,041,190
City of Tallahassee Energy System Revenue, FL Revenue
5.00% 10/01/36	575,000	660,983
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.00% 10/01/54	1,500,000	1,548,075
5.25% 10/01/57	7,000,000	7,400,586
County of Hillsborough, FL GO
5.00% 07/01/53	2,825,000	2,942,881
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,679,773
	Principal Amount	Fair Value
County of Miami-Dade Seaport Department, FL Revenue, AG
4.00% 10/01/40	$3,000,000	$2,952,062
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,256,690
5.00% 07/01/51 - 07/01/52	3,000,000	3,103,763
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/38 - 10/01/44	4,500,000	4,479,315
5.00% 10/01/36	1,000,000	1,125,899
County of Pasco Sales Tax Revenue, FL Revenue
5.00% 10/01/54	1,500,000	1,568,985
Florida Development Finance Corp., FL Revenue, AG
5.25% 07/01/47	1,500,000	1,493,472
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	1,085,000	1,099,318
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue, BAM
5.00% 11/01/39	2,560,000	2,800,420
JEA Electric System Revenue, FL Revenue
5.00% 10/01/36	1,515,000	1,721,876
JEA Water & Sewer System Revenue, FL Revenue
5.25% 10/01/49	2,000,000	2,139,954
Miami-Dade County Educational Facilities Authority, FL Revenue
5.00% 04/01/53	2,500,000	2,513,978
School Board of Miami-Dade County, FL GO, BAM
5.00% 03/15/47	5,000,000	5,208,384
School District of Broward County, FL COP
5.00% 07/01/33	2,005,000	2,150,035
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	1,018,763
5.00% 07/01/38	1,000,000	1,108,072
Sumter County School Board, FL COP, AG
5.00% 01/01/35	555,000	626,028
Tampa Bay Water, FL Revenue
5.00% 10/01/32	1,000,000	1,129,845
West Palm Beach Community Redevelopment Agency, FL Tax Allocation Revenue, AG
5.00% 03/01/33	1,000,000	1,050,511
		60,730,037
Georgia - 3.0%
Augusta Water & Sewer Revenue, GA Revenue, BAM
5.00% 10/01/36	1,500,000	1,662,624
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37	1,000,000	998,669
City of Atlanta Department of Aviation, GA Revenue
5.00% 07/01/30	1,000,000	1,076,084
City of Atlanta Water & Wastewater Revenue, GA Revenue
5.00% 11/01/45	1,000,000	1,099,170
City of Atlanta Water & Wastewater Revenue, GA Revenue, AG
5.75% 11/01/30	3,000,000	3,387,147
See Notes to Schedules of Investments and Notes to Financial Statements.

40	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
City of Griffin Public Utility Revenue, GA Revenue, BAM
5.00% 01/01/56	$5,000,000	$5,258,988
County of Fulton, GA GO
4.00% 07/01/40	1,000,000	999,072
Georgia Ports Authority, GA Revenue
4.00% 07/01/51	5,000,000	4,811,679
Municipal Electric Authority of Georgia, GA Revenue
5.00% 07/01/40	1,140,000	1,225,009
Municipal Electric Authority of Georgia, GA Revenue, AG
5.00% 07/01/42 - 07/01/64	3,000,000	3,140,606
		23,659,048
Illinois - 6.5%
Chicago O'Hare International Airport, IL Revenue
4.38% 01/01/53	1,500,000	1,432,836
5.00% 01/01/35 - 01/01/48	9,215,000	9,672,914
Chicago Park District, IL GO, BAM
4.00% 01/01/41	1,000,000	984,541
Chicago Park District, IL GO
5.00% 01/01/40 - 01/01/46	2,000,000	2,117,809
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,817,342
City of Chicago Wastewater Transmission Revenue, IL Revenue, BAM
5.00% 01/01/38	1,340,000	1,465,672
City of Chicago Wastewater Transmission Revenue, IL Revenue, AG
5.50% 01/01/62	5,035,000	5,310,300
Illinois Finance Authority, IL Revenue
4.00% 11/01/39	1,000,000	991,155
5.00% 04/01/35 - 10/01/41	2,000,000	2,128,200
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	3,000,000	2,951,853
5.00% 01/01/37 - 01/01/46	6,330,000	6,442,933
Lake County School District No. 112 North Shore, IL GO
4.00% 12/01/38	1,000,000	1,015,855
Sales Tax Securitization Corp., IL Revenue
5.00% 01/01/33	1,525,000	1,686,735
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,521,160
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,092,086
State of Illinois, IL GO
5.00% 10/01/30 - 02/01/38	6,060,000	6,529,721
5.25% 03/01/37	1,000,000	1,082,735
5.50% 05/01/30	2,000,000	2,110,892
		51,354,739
Indiana - 0.5%
City of Kokomo Sewage Works Revenue, IN Revenue, BAM
5.00% 08/01/40	1,320,000	1,446,339
	Principal Amount	Fair Value
Indianapolis Local Public Improvement Bond Bank, IN Revenue
5.00% 01/01/30 - 01/01/48	$2,335,000	$2,458,608
		3,904,947
Iowa - 1.0%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue, AG
4.00% 07/01/34	555,000	568,348
City of Ames, IA GO
5.00% 06/01/32	1,090,000	1,194,454
Iowa Finance Authority, IA Revenue
5.00% 08/01/36	2,035,000	2,288,478
5.00% 12/01/50 (a)	560,000	633,307
5.00% 12/01/50 (a)(b)	2,020,000	2,283,161
Pleasant Valley Community School District, IA Revenue, BAM
5.00% 07/01/38	855,000	939,265
		7,907,013
Kansas - 0.1%
County of Finney, KS GO, BAM
5.25% 10/01/46	1,000,000	1,093,200
Kentucky - 1.0%
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	2,525,000	2,556,380
Louisville & Jefferson County Metropolitan Sewer District, KY Revenue
5.00% 05/15/51	830,000	864,420
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	960,083
Northern Kentucky University, KY Revenue, State Intercept
5.00% 09/01/33	2,000,000	2,244,469
University of Kentucky, KY Revenue, State Intercept
4.00% 04/01/41	1,000,000	1,005,543
		7,630,895
Maine - 0.3%
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	1,600,000	1,587,458
Regional School Unit No. 14, ME GO
5.00% 11/01/31	505,000	562,119
		2,149,577
Maryland - 2.2%
City of Baltimore, MD Revenue
4.00% 07/01/44	1,000,000	979,743
5.00% 07/01/33 - 07/01/35	2,155,000	2,172,422
County of Baltimore, MD GO
4.00% 03/01/41	1,195,000	1,199,116
5.00% 03/01/46 - 03/01/53	4,765,000	5,030,344
County of Howard, MD GO
5.00% 08/15/33	1,000,000	1,143,009
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	41

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
County of Prince George's, MD GO
5.00% 07/15/33	$1,000,000	$1,044,980
State of Maryland, MD GO
5.00% 08/01/28 - 03/01/33	3,275,000	3,547,029
Washington Suburban Sanitary Commission, MD Revenue
4.00% 06/01/47	2,000,000	1,998,748
		17,115,391
Massachusetts - 7.0%
City of Worcester, MA GO
5.00% 02/15/40	1,035,000	1,157,522
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,892,106
5.00% 06/01/53 - 06/01/55	2,500,000	2,619,763
Commonwealth of Massachusetts, MA GO
5.00% 08/01/33 - 02/01/56	16,490,000	17,499,835
Commonwealth of Massachusetts, MA Revenue, NATL
5.50% 01/01/34	4,295,000	4,916,425
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	5,000,000	5,199,423
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,205,508
5.00% 07/01/43	1,500,000	1,656,043
5.25% 07/01/53	1,270,000	1,346,812
Massachusetts Development Finance Agency, MA Revenue
4.00% 10/01/44 - 05/01/45	6,285,000	6,291,836
5.00% 07/01/43	3,100,000	3,423,223
Massachusetts State College Building Authority, MA Revenue, State Intercept
4.00% 05/01/39	1,440,000	1,440,351
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	2,015,000	2,041,059
Northeast Metropolitan Regional Vocational School District, MA GO
4.00% 04/15/47	1,500,000	1,447,039
Town of Andover, MA GO
4.00% 07/15/52	2,605,000	2,522,127
Town of East Longmeadow, MA GO
4.00% 11/01/49	1,000,000	959,551
		55,618,623
Michigan - 1.6%
Ann Arbor School District, MI GO
5.00% 05/01/39	1,000,000	1,119,760
City of Kalamazoo, MI GO, BAM
5.00% 10/01/36	1,015,000	1,134,745
Garden City School District, MI GO, Q-SBLF
5.00% 05/01/46	1,985,000	2,037,552
	Principal Amount	Fair Value
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/36	$3,050,000	$3,183,895
Great Lakes Water Authority Water Supply System Revenue, MI Revenue
5.00% 07/01/35	1,000,000	1,130,237
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,460,588
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/46	1,500,000	1,429,633
University of Michigan, MI Revenue
5.00% 04/01/48	1,500,000	1,538,752
		13,035,162
Minnesota - 2.0%
City of Minneapolis, MN GO
3.00% 12/01/34	1,315,000	1,277,717
4.00% 12/01/41	1,125,000	1,143,625
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,813,320
County of St. Louis, MN GO
3.00% 12/01/31	1,545,000	1,540,250
Dover & Eyota Independent School District No. 533, MN GO, School District Credit Enhancement Program
4.00% 02/01/40	1,285,000	1,305,491
Maple River Independent School District No. 2135, MN GO, School District Credit Enhancement Program
5.00% 02/01/28	750,000	779,711
Minneapolis-St. Paul Metropolitan Airports Commission, MN Revenue
5.00% 01/01/52	1,920,000	1,980,639
State of Minnesota Department of Iron Range Resources & Rehabilitation, MN Revenue
5.00% 10/01/32	1,015,000	1,131,413
State of Minnesota, MN GO
5.00% 08/01/37	1,000,000	1,108,490
Stillwater Independent School District No. 834, MN GO, School District Credit Enhancement Program
4.00% 02/01/41	1,000,000	1,015,652
		16,096,308
Mississippi - 0.1%
Mississippi Development Bank, MS Revenue
5.00% 01/01/32	520,000	576,064
Missouri - 0.8%
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 11/15/48	2,200,000	2,022,396
Kansas City Industrial Development Authority, MO Revenue
5.00% 03/01/54	1,500,000	1,503,503
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34 - 01/01/38	1,500,000	1,689,042
See Notes to Schedules of Investments and Notes to Financial Statements.

42	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
St. Louis County School District C-2 Parkway, MO GO
4.00% 03/01/39	$1,395,000	$1,416,065
		6,631,006
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO
5.00% 07/01/35	1,570,000	1,626,690
Nebraska - 1.8%
Omaha Public Power District Nebraska City Station Unit 2, NE Revenue
5.00% 02/01/37	1,000,000	1,147,590
Omaha Public Power District, NE Revenue
5.00% 02/01/50 - 02/01/55	9,500,000	9,972,659
5.25% 02/01/53	3,000,000	3,162,802
		14,283,051
Nevada - 0.4%
Clark County School District, NV GO, BAM
5.00% 06/15/37	1,000,000	1,088,843
County of Clark, NV GO
4.00% 06/01/37	2,000,000	2,031,675
		3,120,518
New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, NH Revenue
4.00% 08/15/43	1,000,000	1,004,107
New Jersey - 4.2%
Cherry Hill Township School District, NJ GO
4.00% 08/01/42	1,545,000	1,552,290
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/35 - 06/15/41 (a)	1,385,000	1,399,954
5.00% 06/15/43	4,500,000	4,657,458
5.50% 06/15/30 (a)	725,000	734,458
New Jersey Educational Facilities Authority, NJ Revenue
5.50% 09/01/31 - 09/01/33	12,000,000	12,046,282
New Jersey Transportation Trust Fund Authority, NJ Revenue
5.00% 06/15/31 (a)	830,000	880,429
5.00% 12/15/34 - 06/15/45	6,060,000	6,399,977
New Jersey Turnpike Authority, NJ Revenue
5.00% 01/01/29 - 01/01/31	3,245,000	3,352,022
5.25% 01/01/49	2,000,000	2,154,826
		33,177,696
New Mexico - 0.3%
County of Santa Fe, NM GO
4.00% 07/01/34	1,000,000	1,034,073
State of New Mexico, NM GO
5.00% 03/01/33	1,500,000	1,617,061
		2,651,134
	Principal Amount	Fair Value
New York - 8.8%
Battery Park City Authority, NY Revenue
5.00% 11/01/50	$2,500,000	$2,682,227
City of New York, NY GO
4.00% 08/01/39	1,155,000	1,151,926
5.00% 08/01/27 - 10/01/37	5,385,000	5,723,586
Empire State Development Corp., NY Revenue
4.00% 03/15/44	1,000,000	989,501
5.00% 03/15/57	3,000,000	3,107,044
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	6,000,000	5,812,477
5.00% 02/15/36 - 02/15/42	4,800,000	4,854,874
Hudson Yards Infrastructure Corp., NY Revenue, AG
4.00% 02/15/47	5,830,000	5,367,740
Long Island Power Authority, NY Revenue
5.00% 09/01/31 - 09/01/49	1,105,000	1,158,539
Metropolitan Transportation Authority Dedicated Tax Fund, NY Special Tax
4.00% 11/15/46	1,500,000	1,442,203
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,022,177
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/45	4,770,000	4,695,007
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/29 - 11/01/47	9,530,000	10,126,681
New York Liberty Development Corp., NY Revenue
5.25% 10/01/35	1,230,000	1,414,899
New York Power Authority, NY Revenue, AG
5.13% 11/15/58	2,020,000	2,137,547
New York State Dormitory Authority, NY Revenue
4.00% 02/15/47	2,000,000	1,905,518
5.00% 03/15/29 (a)	100,000	105,676
5.00% 03/15/38	1,205,000	1,347,127
New York State Dormitory Authority, NY Revenue, AG
5.00% 07/01/36	1,145,000	1,306,854
New York State Dormitory Authority, NY Revenue, AG, State Aid Withholding
5.00% 10/01/44	750,000	814,321
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,958,198
5.00% 03/15/55	1,500,000	1,565,862
New York Transportation Development Corp., NY Revenue
5.00% 12/01/37 - 06/30/60	2,700,000	2,733,571
5.50% 06/30/39	1,000,000	1,063,177
Onondaga County Trust for Cultural Resources, NY Revenue
5.00% 12/01/45	1,000,000	1,038,953
Port Authority of New York & New Jersey, NY Revenue
5.00% 07/15/38	1,000,000	1,085,022
Troy Capital Resource Corp., NY Revenue
5.00% 09/01/39	1,400,000	1,462,234
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	43

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/40	$1,185,000	$1,338,252
		69,411,193
North Carolina - 1.1%
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,023,889
County of Union, NC GO
5.00% 09/01/37	1,500,000	1,681,794
County of Wake, NC Revenue
5.00% 05/01/31	625,000	692,540
North Carolina Turnpike Authority, NC Revenue, AG
5.00% 01/01/29	1,190,000	1,203,556
State of North Carolina, NC Revenue
5.00% 03/01/31	1,680,000	1,849,576
		8,451,355
Ohio - 1.4%
City of Columbus, OH GO
5.00% 04/01/35	1,020,000	1,075,370
Dublin City School District, OH GO
4.00% 12/01/30	1,010,000	1,040,854
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,029,783
Ohio Water Development Authority, OH Revenue
5.00% 12/01/40	1,000,000	1,110,922
5.00% 12/01/41 (c)	1,500,000	1,691,584
Shaker Heights City School District, OH GO
5.25% 12/15/59	2,900,000	3,048,158
State of Ohio, OH Revenue
4.00% 01/15/40	1,455,000	1,436,114
Worthington City School District, OH GO
5.50% 12/01/54	1,000,000	1,066,021
		11,498,806
Oklahoma - 1.8%
City of Oklahoma City, OK GO
5.00% 03/01/28 - 03/01/35	4,000,000	4,247,768
Grand River Dam Authority, OK Revenue
5.00% 06/01/42	1,000,000	1,094,951
Oklahoma Capitol Improvement Authority, OK Revenue
5.00% 07/01/37	1,000,000	1,152,257
Oklahoma Turnpike Authority, OK Revenue
5.50% 01/01/53	1,370,000	1,461,984
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41	1,000,000	1,012,178
University of Oklahoma, OK Revenue, BAM
5.00% 07/01/49	2,205,000	2,306,745
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,702,539
		13,978,422
	Principal Amount	Fair Value
Oregon - 1.1%
City of Bend, OR GO
5.00% 06/01/34	$1,000,000	$1,152,802
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	3,300,000	3,463,627
State of Oregon Department of Transportation, OR Revenue
5.00% 11/15/29	1,040,000	1,063,722
State of Oregon, OR GO
5.00% 05/01/40	1,500,000	1,699,846
Tri-County Metropolitan Transportation District of Oregon, OR Revenue
5.00% 10/01/30	1,000,000	1,037,011
		8,417,008
Pennsylvania - 6.3%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,276,656
Bucks County Water & Sewer Authority, PA Revenue, AG
5.25% 12/01/47	1,700,000	1,806,159
Chester County Industrial Development Authority, PA Revenue, BAM
5.00% 08/01/32	1,000,000	1,089,423
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,982,274
5.00% 07/01/28 - 07/01/31	2,900,000	3,103,894
City of Philadelphia Water & Wastewater Revenue, PA Revenue
5.00% 10/01/48	2,500,000	2,554,216
City of Philadelphia, PA GO
5.00% 05/01/35	1,000,000	1,089,695
City of Pittsburgh, PA GO
5.00% 09/01/32	760,000	812,161
Commonwealth of Pennsylvania, PA GO
4.00% 09/15/34 - 09/01/43	3,575,000	3,584,822
County of Delaware, PA GO
5.00% 08/01/48	1,010,000	1,060,392
Middletown Area School District, PA GO, AG, State Aid Withholding
4.00% 03/01/36	1,000,000	1,004,015
Muhlenberg School District, PA GO, State Aid Withholding
5.00% 05/15/55	1,000,000	1,034,305
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 06/15/43 - 08/15/49	3,810,000	3,610,080
5.00% 05/01/41 - 08/15/49	6,000,000	6,110,327
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
5.25% 12/01/44	7,500,000	7,800,708
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32	1,110,000	1,188,613
5.00% 12/01/38 (c)	1,000,000	1,129,982
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,365,080
See Notes to Schedules of Investments and Notes to Financial Statements.

44	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Redevelopment Authority of the City of Philadelphia, PA Revenue
5.00% 09/01/41	$1,350,000	$1,462,531
Scranton-Lackawanna Health & Welfare Authority, PA Revenue
5.00% 11/01/37	1,000,000	1,114,533
Swarthmore Borough Authority, PA Revenue
5.00% 09/15/50	1,290,000	1,359,088
William Penn School District, PA GO, State Aid Withholding
5.00% 03/15/47	1,000,000	1,045,596
		49,584,550
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp., RI Revenue, BAM
5.00% 05/15/35	630,000	714,047
South Carolina - 1.2%
Beaufort County School District, SC GO
4.00% 03/01/33	2,200,000	2,277,803
City of Florence Combined Waterworks & Sewerage System Revenue, SC Revenue
3.00% 09/01/39	1,300,000	1,180,058
4.00% 09/01/50	1,500,000	1,448,804
Clemson University, SC Revenue
3.00% 05/01/33	1,795,000	1,774,685
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,879,098
Spartanburg County School District No. 4, SC GO
5.00% 03/01/47	1,150,000	1,207,730
		9,768,178
South Dakota - 0.2%
Lennox School District Lincoln Minnehaha & Turner Counties No. 41-4, SD GO, State Aid Withholding
5.00% 08/01/47	1,190,000	1,261,176
Tennessee - 2.7%
City of Knoxville Electric System Revenue, TN Revenue
5.00% 07/01/43 - 07/01/53	3,710,000	3,897,231
City of Knoxville Wastewater System Revenue, TN Revenue
3.50% 04/01/38	3,000,000	2,981,769
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN Revenue
5.00% 12/01/35	655,000	758,802
City of Memphis, TN GO
4.00% 05/01/38	2,345,000	2,356,831
County of Montgomery, TN GO
4.00% 06/01/36	1,250,000	1,282,052
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Revenue
5.00% 05/15/28	985,000	1,031,648
Metropolitan Government of Nashville & Davidson County, TN GO
5.00% 01/01/37	1,500,000	1,727,471
	Principal Amount	Fair Value
Metropolitan Nashville Airport Authority, TN Revenue
5.00% 07/01/51	$1,250,000	$1,314,371
Tennessee State School Bond Authority, TN Revenue, State Intercept
5.00% 11/01/32 - 11/01/52	5,365,000	5,784,884
		21,135,059
Texas - 9.4%
Arlington Higher Education Finance Corp., TX Revenue, Permanent School Fund
5.00% 02/15/35	1,550,000	1,551,176
Arlington Independent School District, TX GO, Permanent School Fund
5.00% 02/15/38	875,000	985,965
Azle Independent School District, TX GO, Permanent School Fund
5.00% 02/15/32	1,000,000	1,112,399
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/31	795,000	881,466
Central Texas Turnpike System, TX Revenue
5.00% 08/15/32 - 08/15/38	3,500,000	3,881,899
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,096,289
City of Austin Electric Utility Revenue, TX Revenue
5.25% 11/15/53	2,500,000	2,640,448
City of Galveston Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/34	1,000,000	1,078,704
City of Garland Electric Utility System Revenue, TX Revenue, AG
5.00% 03/01/44	1,400,000	1,507,361
City of Grey Forest, TX Revenue, BAM
5.00% 02/01/41	1,200,000	1,289,450
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,561,333
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,127,416
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,356,007
Conroe Independent School District, TX GO, Permanent School Fund
5.00% 02/15/31	515,000	566,156
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,701,220
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27 - 11/01/40	4,830,000	5,131,559
Dickinson Independent School District, TX GO, Permanent School Fund
4.00% 02/15/43	1,000,000	1,004,893
Forney Independent School District, TX GO, Permanent School Fund
5.00% 08/15/39	1,200,000	1,302,727
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	45

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Fort Bend Independent School District, TX GO, Permanent School Fund
4.00% 08/15/36	$1,095,000	$1,100,518
Greenwood Independent School District, TX GO, Permanent School Fund
5.00% 02/15/49	2,000,000	2,076,737
Hays Consolidated Independent School District, TX GO, Permanent School Fund
5.00% 02/15/33	790,000	890,378
Katy Independent School District, TX GO, Permanent School Fund
5.00% 02/15/43	750,000	808,836
Lamar Consolidated Independent School District, TX GO, Permanent School Fund
4.00% 02/15/40	1,000,000	1,004,897
5.00% 02/15/37 - 02/15/58	3,860,000	4,125,344
Lower Colorado River Authority, TX Revenue
5.00% 05/15/32 - 05/15/37	2,500,000	2,596,478
Lower Colorado River Authority, TX Revenue, AG
5.00% 05/15/38 - 05/15/49	3,515,000	3,778,459
Lower Colorado River Authority, TX Revenue, BAM
5.00% 05/15/55	2,455,000	2,536,589
Mount Vernon Independent School District, TX GO, Permanent School Fund
5.00% 08/15/30	605,000	659,746
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,100,425
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,057,532
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,143,078
San Antonio Water System, TX Revenue
5.00% 05/15/34	510,000	581,402
Spring Independent School District, TX GO, Permanent School Fund
5.00% 08/15/36	1,000,000	1,143,843
State of Texas, TX GO
4.00% 10/01/44	1,985,000	1,965,355
Texas A&M University, TX Revenue
5.00% 05/15/28 - 05/15/37	2,695,000	2,978,076
Texas State University System, TX Revenue
5.00% 03/15/44	1,000,000	1,095,959
Texas Water Development Board, TX Revenue
4.75% 10/15/50	5,250,000	5,349,819
5.00% 08/01/34 - 10/15/58	3,510,000	3,752,990
5.25% 10/15/51	2,500,000	2,657,552
Tomball Independent School District, TX GO, Permanent School Fund
4.00% 02/15/44	1,000,000	1,000,990
University of North Texas System, TX Revenue
5.00% 04/15/36	1,000,000	1,034,301
		74,215,772
	Principal Amount	Fair Value
Utah - 2.6%
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	$2,225,000	$2,204,862
4.00% 03/01/47	1,000,000	956,044
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/47	3,000,000	3,012,958
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,221,407
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,136,718
5.00% 05/15/31	1,210,000	1,259,638
Intermountain Power Agency, UT Revenue
5.00% 07/01/32 - 07/01/40	4,535,000	4,963,415
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	3,027,261
University of Utah, UT Revenue
5.25% 08/01/53	1,490,000	1,578,174
Weber School District, UT GO, School Bond Guaranty
4.00% 06/15/43	1,000,000	1,010,605
		20,371,082
Virginia - 1.5%
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/51	2,000,000	1,999,974
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	3,125,000	3,288,321
County of Fairfax, VA GO, State Aid Withholding
4.00% 10/01/43	1,500,000	1,521,845
Fairfax County Water Authority, VA Revenue
4.00% 04/01/43	1,000,000	1,016,122
Hampton Roads Transportation Accountability Commission, VA Revenue
5.00% 07/01/33	1,375,000	1,494,930
Virginia College Building Authority, VA Revenue, State Intercept
4.00% 09/01/35	1,000,000	1,015,244
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	991,009
Virginia Small Business Financing Authority, VA Revenue
5.00% 12/31/52	905,000	905,068
		12,232,513
Washington - 5.2%
City of Kent, WA GO
5.25% 12/01/56	1,500,000	1,617,007
City of Olympia, WA GO
5.00% 12/01/52	1,000,000	1,052,174
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 09/01/41	1,275,000	1,281,415
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 01/01/39 - 07/01/41	5,290,000	5,307,887
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36	545,000	613,784
See Notes to Schedules of Investments and Notes to Financial Statements.

46	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
County of King Sewer Revenue, WA Revenue
5.00% 01/01/53	$2,500,000	$2,636,850
County of King, WA GO
5.00% 12/01/49	1,025,000	1,083,951
Energy Northwest, WA Revenue
5.00% 07/01/38 - 07/01/39	2,650,000	2,961,772
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,445,781
King County School District No. 401 Highline, WA GO, School Bond Guaranty
5.00% 12/01/45	1,045,000	1,140,317
King County School District No. 414 Lake Washington, WA GO, School Bond Guaranty
5.00% 12/01/36	50,000	51,890
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/36	4,875,000	5,081,958
Spokane County School District No. 356 Central Valley, WA GO, School Bond Guaranty
4.00% 12/01/31	2,605,000	2,644,836
State of Washington, WA GO
5.00% 08/01/30 - 02/01/48	8,695,000	9,329,540
Vancouver Library Capital Facilities Area, WA GO
4.00% 12/01/27	1,000,000	1,006,306
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35 - 10/01/35	1,750,000	1,906,554
5.50% 09/01/55	2,105,000	2,237,695
		41,399,717
Wisconsin - 1.0%
City of Milwaukee, WI GO, AG
5.00% 12/01/41	1,000,000	1,086,848
County of Dane, WI GO
5.00% 06/01/28	2,340,000	2,438,165
Oshkosh Area School District, WI GO
5.00% 03/01/36	1,000,000	1,097,860
State of Wisconsin, WI GO
4.00% 05/01/40	2,000,000	2,010,699
University of Wisconsin Hospitals & Clinics, WI Revenue
5.00% 04/01/31	1,015,000	1,111,791
		7,745,363
Total Municipal Bonds and Notes (Cost $777,120,051)		784,852,986
	Principal Amount	Fair Value
Short-Term Investment - 0.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.58% (d)(e) (Cost $3,333,632)	$3,333,632	$3,333,632
Total Investments (Cost $780,453,683)		788,186,618
Other Assets and Liabilities, net - 0.4%		2,894,469
NET ASSETS - 100.0%		$791,081,087
Notes to Schedule of Investments – June 30, 2026(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)
Pre-refunded bonds are collateralized by
U.S. Treasury securities, which are held in escrow by
a trustee and are used to pay principal and interest
on the tax-exempt issue to retire the bonds at the
earliest refunding date.

(b)
Variable Rate Security - Interest rate shown is rate in
effect at June 30, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description
above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
AG - Assured Guaranty, Inc
BAM - Build America Mutual Assurance Company

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	47

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$784,852,986	$—	$784,852,986
Short-Term Investment	3,333,632	—	—	3,333,632
Total Investments in Securities	$3,333,632	$784,852,986	$—	$788,186,618

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	3,665,430	$3,665,430	$76,291,389	$76,623,187	$—	$—	3,333,632	$3,333,632	$87,391
See Notes to Schedules of Investments and Notes to Financial Statements.

48	Elfun Tax-Exempt Income Fund

Elfun Income Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Principal Amount	Fair Value
Bonds and Notes - 95.4% †
U.S. Treasuries - 27.9%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,453,000	$948,082
3.00%, 08/15/48 (a)	2,723,000	1,995,023
4.13%, 08/15/53 (a)	146,000	127,545
4.38%, 08/15/43 (a)	2,467,000	2,320,136
4.75%, 08/15/55 (a)	2,783,000	2,701,249
U.S. Treasury Notes
0.75%, 01/31/28 (a)	2,272,000	2,153,696
1.63%, 05/15/31 (a)	828,000	734,591
2.63%, 02/15/29 (a)	1,019,000	980,230
3.50%, 10/31/27 - 12/15/28 (a)	5,248,000	5,199,341
3.63%, 12/31/30 (a)	1,056,000	1,031,168
3.88%, 07/31/27 - 08/15/33 (a)	9,139,000	9,046,481
4.00%, 07/31/32 (a)	646,000	636,714
4.13%, 07/31/31 (a)	407,000	405,315
4.25%, 08/15/35 (a)	1,698,000	1,676,510
4.63%, 05/31/31 (a)	827,000	841,860
		30,797,941
Agency Mortgage Backed - 24.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,217,803	2,886,703
4.50%, 06/01/33 - 02/01/35 (a)	1,778	1,768
5.00%, 07/01/35 (a)	28,085	28,334
5.50%, 01/01/38 - 04/01/39 (a)	46,131	47,418
6.00%, 06/01/33 - 11/01/37 (a)	99,395	103,395
7.00%, 01/01/30 - 08/01/36 (a)	20,088	21,228
7.50%, 11/01/29 - 09/01/33 (a)	3,235	3,307
8.00%, 11/01/30 (a)	989	1,009
Federal National Mortgage Association
2.50%, 03/01/51 (a)	2,557,725	2,138,194
3.50%, 08/01/45 - 01/01/48 (a)	2,490,078	2,304,482
4.00%, 01/01/41 - 01/01/50 (a)	1,331,554	1,268,016
4.50%, 07/01/33 - 12/01/48 (a)	669,581	656,886
5.00%, 03/01/34 - 05/01/39 (a)	64,778	65,284
5.50%, 12/01/32 - 01/01/39 (a)	166,909	170,868
6.00%, 01/01/29 - 05/01/41 (a)	347,398	358,525
	Principal Amount	Fair Value
6.50%, 08/01/28 - 08/01/36 (a)	$14,194	$14,733
7.00%, 10/01/32 - 12/01/33 (a)	2,111	2,228
7.50%, 06/01/29 - 03/01/33 (a)	9,407	9,606
8.00%, 09/01/30 - 10/01/31 (a)	241	242
8.50%, 04/01/30 (a)	329	344
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
5.72%, 04/01/37 (a)(b)	336	341
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	2,621,507	2,380,475
3.50%, 08/20/48 (a)	485,096	446,159
4.00%, 01/20/41 - 04/20/43 (a)	419,807	403,578
4.50%, 08/15/33 - 03/20/41 (a)	185,193	183,213
5.00%, 08/15/33 (a)	9,415	9,512
6.00%, 04/15/27 - 04/15/35 (a)	52,692	54,330
6.50%, 04/15/28 - 09/15/36 (a)	22,108	22,883
7.00%, 03/15/28 - 10/15/36 (a)	11,047	11,608
7.50%, 10/15/28 (a)	2,135	2,147
8.00%, 09/15/27 - 06/15/30 (a)	3,850	3,858
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
2.24%, 05/20/64 (a)(b)(c)	1,434,222	46,172
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/56 (d)	1,652,279	1,318,763
2.50%, 07/01/56 (d)	5,850,047	4,887,451
3.00%, 07/01/56 (d)	3,061,199	2,669,580
6.00%, 07/01/56 (d)	3,799,537	3,881,151
		26,403,791
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,000	704,389
4.05%, 09/25/28 (a)(b)	300,000	297,153
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	7,129	922
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	49

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	$27	$27
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (a)(b)(c)	382,976	1,097
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (a)(e)	8,939	7,376
4.50%, 08/25/35 - 01/25/36 (a)(c)	15,474	1,777
5.00%, 03/25/38 - 05/25/38 (a)(c)	10,394	1,530
5.50%, 12/25/33 (a)(c)	2,904	400
6.00%, 01/25/35 (a)(c)	11,509	1,696
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (a)(b)(c)	74,495	1,983
5.00%, 02/25/40 - 09/25/40 (a)(c)	9,012	730
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.26%, 07/25/38 (a)(b)(c)	10,362	822
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.81%, 11/25/41 (a)(b)(c)	1,042,596	116,621
		1,136,523
Asset Backed - 1.7%
Chase Funding Trust
4.99%, 11/25/33 (a)(f)	20,666	20,476
RCKT Mortgage Trust
4.89%, 11/25/55 (a)(f)(g)	822,233	812,619
4.97%, 11/25/55 (a)(f)(g)	516,334	512,025
Towd Point Mortgage Trust
5.09%, 10/25/65 (a)(f)(g)	526,963	521,424
		1,866,544
Corporate Notes - 27.9%
Abbott Laboratories
3.75%, 11/30/26 (a)	12,000	11,987
4.90%, 11/30/46 (a)	28,000	25,745
AbbVie, Inc.
3.20%, 11/21/29 (a)	37,000	35,429
4.05%, 11/21/39 (a)	18,000	15,855
4.25%, 11/21/49 (a)	30,000	24,505
4.30%, 05/14/36 (a)	17,000	16,046
4.40%, 11/06/42 (a)	16,000	14,077
4.63%, 10/01/42 (a)	3,000	2,716
	Principal Amount	Fair Value
4.70%, 05/14/45 (a)	$3,000	$2,689
4.88%, 11/14/48 (a)	2,000	1,798
5.05%, 03/15/34 (a)	116,000	117,246
5.40%, 03/15/54 (a)	20,000	19,227
5.50%, 03/15/64 (a)	23,000	22,127
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	26,000	21,804
AEP Texas, Inc.
3.45%, 05/15/51 (a)	47,000	31,674
5.70%, 05/15/34 (a)	65,000	67,083
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	22,000	21,035
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	220,477
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	14,000	11,417
2.95%, 03/15/34 (a)	25,000	21,218
4.70%, 07/01/30 (a)	3,000	2,968
Allstate Corp.
4.20%, 12/15/46 (a)	24,000	19,468
Allstate Corp. (6.85% fixed rate until 07/30/26; 3.20% + 3 mo. Term SOFR thereafter)
6.85%, 08/15/53 (a)(b)	36,000	36,042
Alphabet, Inc.
4.00%, 05/15/30 (a)	22,000	21,682
4.10%, 11/15/30 (a)	111,000	109,237
4.50%, 05/15/35 (a)	57,000	55,615
5.25%, 05/15/55 (a)	29,000	27,116
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	18,000	14,516
4.00%, 02/04/61 (a)	3,000	2,090
4.25%, 08/09/42 (a)	2,000	1,648
4.45%, 05/06/50 (a)	9,000	7,106
4.50%, 05/02/43 (a)	5,000	4,198
Amazon.com, Inc.
1.50%, 06/03/30 (a)	10,000	8,928
2.50%, 06/03/50 (a)	14,000	8,111
2.70%, 06/03/60 (a)	9,000	4,879
2.88%, 05/12/41 (a)	25,000	18,511
3.15%, 08/22/27 (a)	3,000	2,964
3.25%, 05/12/61 (a)	16,000	9,847
4.05%, 08/22/47 (a)	4,000	3,169
4.25%, 03/13/31 - 08/22/57 (a)	52,000	50,787
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	14,000	12,865
American Honda Finance Corp.
5.85%, 10/04/30 (a)	90,000	93,317
See Notes to Schedules of Investments and Notes to Financial Statements.

50	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
American Tower Corp.
1.50%, 01/31/28 (a)	$46,000	$43,843
2.90%, 01/15/30 (a)	16,000	15,035
3.70%, 10/15/49 (a)	9,000	6,547
American Water Capital Corp.
2.95%, 09/01/27 (a)	14,000	13,783
5.45%, 03/01/54 (a)	64,000	61,283
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	47,000	45,678
Ameriprise Financial, Inc.
4.80%, 06/15/31 (a)	20,000	19,996
Amgen, Inc.
2.00%, 01/15/32 (a)	29,000	25,048
2.45%, 02/21/30 (a)	5,000	4,636
3.00%, 01/15/52 (a)	18,000	11,577
3.15%, 02/21/40 (a)	32,000	24,949
5.60%, 03/02/43 (a)	27,000	26,837
5.65%, 03/02/53 (a)	25,000	24,331
5.75%, 03/02/63 (a)	23,000	22,304
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	41,000	39,904
4.90%, 02/01/46 (a)	20,000	18,223
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	22,000	21,230
5.55%, 01/23/49 (a)	22,000	21,639
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	29,000	17,904
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	48,000	49,247
Apple, Inc.
2.65%, 02/08/51 (a)	41,000	24,907
2.80%, 02/08/61 (a)	18,000	10,285
3.35%, 02/09/27 (a)	4,000	3,979
4.85%, 05/10/53 (a)	69,000	63,296
Applied Materials, Inc.
4.35%, 04/01/47 (a)	9,000	7,693
ArcelorMittal SA
6.00%, 06/17/34 (a)	86,000	89,888
6.35%, 06/17/54 (a)	71,000	74,216
6.80%, 11/29/32 (a)	16,000	17,567
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	8,000	7,985
ARES Capital Corp.
2.88%, 06/15/28 (a)	54,000	51,663
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	18,000	12,384
Ascension Health
4.85%, 11/15/53 (a)	30,000	26,971
	Principal Amount	Fair Value
Ashtead Capital, Inc.
5.55%, 05/30/33 (a)(g)	$245,000	$247,225
AstraZeneca Finance LLC
1.75%, 05/28/28 (a)	40,000	38,131
5.00%, 02/26/34 (a)	34,000	34,328
AstraZeneca PLC
3.00%, 05/28/51 (a)	22,000	14,722
4.00%, 01/17/29 (a)	3,000	2,972
4.38%, 08/17/48 (a)	3,000	2,585
AT&T, Inc.
2.75%, 06/01/31 (a)	172,000	156,400
3.55%, 09/15/55 (a)	12,000	7,715
3.65%, 06/01/51 (a)	84,000	57,190
3.85%, 06/01/60 (a)	30,000	20,019
4.35%, 03/01/29 (a)	24,000	23,844
4.50%, 05/15/35 (a)	22,000	20,734
4.55%, 03/09/49 (a)	9,000	7,229
4.75%, 05/15/46 (a)	4,000	3,368
4.85%, 03/01/39 (a)	17,000	15,810
5.40%, 02/15/34 (a)	65,000	65,898
Athene Global Funding
5.13%, 06/01/29 (a)(g)	80,000	80,136
Athene Holding Ltd.
4.13%, 01/12/28 (a)	12,000	11,887
6.15%, 04/03/30 (a)	26,000	26,932
Atmos Energy Corp.
6.20%, 11/15/53 (a)	28,000	29,729
AutoNation, Inc.
5.89%, 03/15/35 (a)	60,000	61,222
Bank of America Corp.
3.25%, 10/21/27 (a)	18,000	17,783
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	57,000	54,268
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	41,000	26,497
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	14,000	13,764
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	38,000	37,743
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	39,000	36,247
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	51

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	$22,000	$17,257
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	18,000	16,451
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	3,000	2,976
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	107,000	108,442
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	109,000	111,185
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	94,000	98,227
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	19,000	18,974
BAT Capital Corp.
2.73%, 03/25/31 (a)	24,000	21,917
4.39%, 08/15/37 (a)	16,000	14,628
4.54%, 08/15/47 (a)	4,000	3,301
4.63%, 03/22/33 (a)	166,000	162,436
6.00%, 02/20/34 (a)	39,000	41,136
Baxter International, Inc.
1.92%, 02/01/27 (a)	34,000	33,453
4.90%, 12/15/30 (a)	79,000	78,338
5.65%, 12/15/35 (a)	31,000	30,732
Bayer U.S. Finance LLC
6.38%, 11/21/30 (a)(g)	200,000	210,464
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	5,000	3,177
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	15,000	14,900
4.69%, 12/15/44 (a)	3,000	2,639
5.11%, 02/08/34 (a)	65,000	65,168
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	24,000	23,178
4.25%, 10/15/50 (a)	22,000	17,547
	Principal Amount	Fair Value
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	$53,000	$33,630
4.25%, 01/15/49 (a)	9,000	7,406
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	99,000	98,792
Block Financial LLC
2.50%, 07/15/28 (a)	22,000	20,964
3.88%, 08/15/30 (a)	4,000	3,798
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	16,000	16,015
Boeing Co.
2.70%, 02/01/27 (a)	40,000	39,591
2.95%, 02/01/30 (a)	9,000	8,464
3.75%, 02/01/50 (a)	11,000	8,028
5.04%, 05/01/27 (a)	147,000	147,416
5.15%, 05/01/30 (a)	33,000	33,400
5.81%, 05/01/50 (a)	60,000	59,236
Boston Properties LP
3.40%, 06/21/29 (a)	39,000	37,490
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,781
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	22,000	14,271
3.38%, 02/08/61 (a)	29,000	18,684
4.81%, 02/13/33 (a)	38,000	37,747
5.23%, 11/17/34 (a)	124,000	125,622
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	26,000	25,652
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	18,000	15,834
2.35%, 11/13/40 (a)	10,000	7,007
3.55%, 03/15/42 (a)	13,000	10,344
4.13%, 06/15/39 (a)	15,000	13,378
4.25%, 10/26/49 (a)	15,000	12,185
4.35%, 11/15/47 (a)	2,000	1,667
4.55%, 02/20/48 (a)	2,000	1,710
5.20%, 02/22/34 (a)	68,000	69,363
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	33,000	31,706
3.90%, 03/15/27 (a)	4,000	3,982
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	12,000	10,178
3.42%, 04/15/33 (a)	82,000	74,735
4.15%, 11/15/30 (a)	14,000	13,700
4.30%, 11/15/32 (a)	19,000	18,400
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,782
See Notes to Schedules of Investments and Notes to Financial Statements.

52	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	$17,000	$13,737
4.55%, 09/01/44 (a)	24,000	21,163
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	11,000	10,942
4.95%, 06/01/47 (a)	9,000	7,986
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	41,000	40,582
3.10%, 12/02/51 (a)	12,000	7,849
3.50%, 05/01/50 (a)	14,000	9,975
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	37,000	31,911
5.25%, 09/15/35 (a)	14,000	13,958
5.55%, 09/15/40 (a)	25,000	24,827
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	17,000	17,107
Carrier Global Corp.
2.72%, 02/15/30 (a)	18,000	16,831
3.58%, 04/05/50 (a)	15,000	10,931
5.90%, 03/15/34 (a)	45,000	47,452
CBRE Services, Inc.
4.90%, 01/15/33 (a)	145,000	142,863
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	16,000	14,284
3.75%, 02/15/52 (a)	22,000	15,682
Centene Corp.
2.45%, 07/15/28 (a)	303,000	287,841
CGI, Inc.
4.95%, 03/14/30 (a)	149,000	148,355
Charles Schwab Corp.
2.45%, 03/03/27 (a)	194,000	191,645
2.90%, 03/03/32 (a)	14,000	12,689
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	41,000	38,454
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	75,000	76,444
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	59,000	62,695
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	26,000	18,180
3.70%, 04/01/51 (a)	89,000	55,263
4.80%, 03/01/50 (a)	40,000	29,821
	Principal Amount	Fair Value
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	$60,000	$61,567
Chevron Corp.
2.24%, 05/11/30 (a)	5,000	4,599
Chevron USA, Inc.
3.85%, 01/15/28 (a)	30,000	29,800
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	13,000	11,159
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	86,000	76,039
Cigna Group
2.40%, 03/15/30 (a)	14,000	12,932
3.40%, 03/15/50 (a)	4,000	2,773
4.38%, 10/15/28 (a)	3,000	2,987
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	49,000	46,328
5.35%, 02/26/64 (a)	49,000	45,782
5.90%, 02/15/39 (a)	8,000	8,476
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	14,000	13,223
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	54,000	53,081
Clorox Co.
1.80%, 05/15/30 (a)	22,000	19,701
CME Group, Inc.
2.65%, 03/15/32 (a)	17,000	15,353
CMS Energy Corp.
4.88%, 03/01/44 (a)	35,000	31,088
Coca-Cola Co.
2.60%, 06/01/50 (a)	18,000	11,048
2.75%, 06/01/60 (a)	12,000	6,956
Comcast Corp.
2.65%, 08/15/62 (a)	14,000	6,768
2.94%, 11/01/56 (a)	19,000	10,272
2.99%, 11/01/63 (a)	14,000	7,288
3.20%, 07/15/36 (a)	17,000	14,106
3.25%, 11/01/39 (a)	22,000	16,768
3.97%, 11/01/47 (a)	20,000	14,389
5.17%, 01/15/37 (a)(g)	15,000	14,399
5.65%, 06/01/54 (a)	56,000	50,537
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,841
ConocoPhillips Co.
5.55%, 03/15/54 (a)	35,000	33,841
5.70%, 09/15/63 (a)	35,000	34,127
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	7,000	6,684
3.88%, 06/15/47 (a)	9,000	6,913
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	39,000	37,290
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	53

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
4.50%, 05/09/47 (a)	$15,000	$12,518
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	22,000	23,616
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	27,000	23,742
COPT Defense Properties LP
2.00%, 01/15/29 (a)	28,000	26,185
2.75%, 04/15/31 (a)	64,000	58,015
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	77,000	72,250
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	600,000	572,226
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	39,000	37,471
5.11%, 04/03/34 (a)(g)	12,000	11,988
5.42%, 04/03/54 (a)(g)	4,000	3,757
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	30,000	25,265
CVS Health Corp.
3.00%, 08/15/26 (a)	22,000	21,954
3.63%, 04/01/27 (a)	19,000	18,883
3.75%, 04/01/30 (a)	14,000	13,538
4.30%, 03/25/28 (a)	2,000	1,990
4.78%, 03/25/38 (a)	10,000	9,374
5.13%, 07/20/45 (a)	13,000	11,770
5.30%, 06/01/33 - 12/05/43 (a)	119,000	118,796
5.88%, 06/01/53 (a)	5,000	4,885
6.00%, 06/01/63 (a)	4,000	3,903
6.05%, 06/01/54 (a)	17,000	16,990
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (a)(b)	47,000	48,942
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	42,000	43,574
Daimler Truck Finance North America LLC
2.50%, 12/14/31 (a)(g)	155,000	136,547
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	317,306
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	180,000	188,224
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	138,834
	Principal Amount	Fair Value
Devon Energy Corp.
5.60%, 03/15/34 (a)(g)	$104,000	$106,614
5.90%, 02/15/55 (a)(g)	53,000	52,232
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	16,000	15,001
3.25%, 11/15/39 (a)	9,000	7,226
3.40%, 11/15/49 (a)	2,000	1,416
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	22,000	20,455
5.40%, 04/18/34 (a)	82,000	83,159
5.75%, 04/18/54 (a)	30,000	29,163
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	111,000	80,727
Digital Realty Trust LP
3.60%, 07/01/29 (a)	27,000	26,168
Discovery Communications LLC
3.95%, 03/20/28 (a)	12,000	11,838
Discovery Global Holdings, Inc.
3.76%, 03/15/27 (a)	135,000	134,079
4.28%, 03/15/32 (a)	104,000	93,190
5.05%, 03/15/42 (a)	15,000	10,980
5.14%, 03/15/52 (a)	3,000	2,009
Dollar General Corp.
3.50%, 04/03/30 (a)	9,000	8,587
4.13%, 04/03/50 (a)	15,000	11,691
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	32,000	30,554
Dover Corp.
2.95%, 11/04/29 (a)	16,000	15,174
Dow Chemical Co.
2.10%, 11/15/30 (a)	12,000	10,597
3.60%, 11/15/50 (a)	14,000	9,260
5.15%, 02/15/34 (a)	31,000	30,396
5.55%, 11/30/48 (a)	8,000	7,085
6.30%, 03/15/33 (a)	30,000	31,520
Dr. Horton, Inc.
5.50%, 10/15/35 (a)	39,000	39,810
DTE Energy Co.
2.85%, 10/01/26 (a)	11,000	10,958
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	10,000	7,797
Duke Energy Corp.
2.55%, 06/15/31 (a)	47,000	42,384
3.30%, 06/15/41 (a)	43,000	32,759
3.50%, 06/15/51 (a)	38,000	25,900
3.75%, 09/01/46 (a)	61,000	45,557
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	14,000	11,536
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	1,000	942
See Notes to Schedules of Investments and Notes to Financial Statements.

54	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	$27,000	$26,682
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	39,000	37,350
Eastman Chemical Co.
4.65%, 10/15/44 (a)	18,000	15,390
Eaton Corp.
3.10%, 09/15/27 (a)	6,000	5,920
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	22,000	20,320
Elevance Health, Inc.
2.88%, 09/15/29 (a)	10,000	9,462
3.60%, 03/15/51 (a)	11,000	7,792
3.70%, 09/15/49 (a)	11,000	7,980
5.13%, 02/15/53 (a)	8,000	7,160
5.65%, 06/15/54 (a)	22,000	21,160
6.10%, 10/15/52 (a)	15,000	15,336
Eli Lilly & Co.
5.00%, 02/09/54 (a)	11,000	10,151
5.10%, 02/09/64 (a)	47,000	42,941
Emerson Electric Co.
1.80%, 10/15/27 (a)	12,000	11,632
2.75%, 10/15/50 (a)	13,000	8,213
Enbridge, Inc.
1.60%, 10/04/26 (a)	73,000	72,517
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	41,000	41,203
Energy Transfer LP
5.25%, 07/01/29 (a)	227,000	230,512
5.30%, 04/01/44 - 04/15/47 (a)	30,000	27,101
5.35%, 05/15/45 (a)	25,000	22,737
5.75%, 02/15/33 (a)	45,000	46,587
5.95%, 05/15/54 (a)	16,000	15,316
6.10%, 12/01/28 (a)	63,000	64,969
6.40%, 12/01/30 (a)	26,000	27,520
6.50%, 02/01/42 (a)	15,000	15,850
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	29,000	23,782
4.85%, 01/31/34 (a)	192,000	190,380
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	7,000	6,972
EOG Resources, Inc.
5.10%, 01/15/36 (a)	3,000	2,986
Equinix, Inc.
2.15%, 07/15/30 (a)	27,000	24,343
	Principal Amount	Fair Value
ERP Operating LP
4.50%, 07/01/44 (a)	$9,000	$7,880
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	9,000	5,613
Exelon Corp.
4.05%, 04/15/30 (a)	32,000	31,238
4.45%, 04/15/46 (a)	22,000	18,289
4.70%, 04/15/50 (a)	22,000	18,502
5.60%, 03/15/53 (a)	60,000	57,415
Expedia Group, Inc.
5.40%, 02/15/35 (a)	46,000	45,546
Extra Space Storage LP
2.20%, 10/15/30 (a)	22,000	19,741
3.90%, 04/01/29 (a)	14,000	13,713
5.90%, 01/15/31 (a)	64,000	66,392
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	20,000	14,253
FedEx Corp.
4.10%, 02/01/45 (a)	39,000	32,444
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	29,000	18,387
FirstEnergy Corp.
3.40%, 03/01/50 (a)	29,000	19,735
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	38,000	31,702
Fiserv, Inc.
3.50%, 07/01/29 (a)	5,000	4,799
Florida Power & Light Co.
4.13%, 02/01/42 (a)	15,000	12,803
Flowserve Corp.
2.80%, 01/15/32 (a)	26,000	23,069
Foundry JV Holdco LLC
5.88%, 01/25/34 (a)(g)	205,000	208,440
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	66,000	64,845
General Dynamics Corp.
4.25%, 04/01/50 (a)	13,000	10,905
General Mills, Inc.
3.00%, 02/01/51 (a)	12,000	7,574
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,774
5.40%, 04/01/48 (a)	2,000	1,795
6.80%, 10/01/27 (a)	14,000	14,339
General Motors Financial Co., Inc.
2.35%, 01/08/31 (a)	17,000	15,210
5.85%, 04/06/30 (a)	217,000	224,202
6.10%, 01/07/34 (a)	99,000	103,321
Genuine Parts Co.
2.75%, 02/01/32 (a)	16,000	13,943
Georgia Power Co.
5.25%, 03/15/34 (a)	263,000	267,169
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	55

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	$14,000	$10,160
2.95%, 03/01/27 (a)	2,000	1,982
4.15%, 03/01/47 (a)	7,000	5,732
4.60%, 09/01/35 (a)	61,000	59,307
5.25%, 10/15/33 (a)	17,000	17,480
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	22,000	21,425
Goldman Sachs Group, Inc.
5.15%, 05/22/45 (a)	8,000	7,298
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	38,000	37,784
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	18,000	15,910
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	15,000	10,855
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	22,000	16,618
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	36,000	27,525
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	8,000	7,875
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	9,000	7,894
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	15,000	14,867
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	248,097
Halliburton Co.
5.00%, 11/15/45 (a)	8,000	7,159
	Principal Amount	Fair Value
Hartford Insurance Group, Inc. (6.04% fixed rate until 07/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.04%, 02/12/67 (a)(b)(g)	$25,000	$24,878
HCA, Inc.
3.13%, 03/15/27 (a)	119,000	117,885
3.38%, 03/15/29 (a)	33,000	31,883
3.50%, 09/01/30 (a)	18,000	17,063
3.63%, 03/15/32 (a)	16,000	14,893
4.63%, 03/15/52 (a)	35,000	28,475
5.60%, 04/01/34 (a)	55,000	56,131
5.75%, 03/01/35 (a)	44,000	45,349
6.00%, 04/01/54 (a)	20,000	19,756
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	22,000	19,901
3.20%, 06/01/50 (a)(g)	9,000	5,807
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	12,000	10,502
Hess Corp.
5.60%, 02/15/41 (a)	3,000	3,038
5.80%, 04/01/47 (a)	2,000	2,018
Highwoods Realty LP
4.13%, 03/15/28 (a)	8,000	7,884
4.20%, 04/15/29 (a)	22,000	21,519
7.65%, 02/01/34 (a)	4,000	4,468
Home Depot, Inc.
2.70%, 04/15/30 (a)	8,000	7,509
3.35%, 04/15/50 (a)	18,000	12,541
3.50%, 09/15/56 (a)	9,000	6,222
3.90%, 06/15/47 (a)	5,000	3,919
4.50%, 12/06/48 (a)	5,000	4,254
4.95%, 06/25/34 - 09/15/52 (a)	34,000	33,003
5.30%, 06/25/54 (a)	9,000	8,511
5.40%, 06/25/64 (a)	39,000	37,021
Honeywell Aerospace, Inc.
4.30%, 03/16/31 (a)(g)	75,000	73,700
Honeywell International, Inc.
1.75%, 09/01/31 (a)	25,000	21,708
2.70%, 08/15/29 (a)	3,000	2,839
Hormel Foods Corp.
1.80%, 06/11/30 (a)	34,000	30,582
Horseshoe Funding Trust II
6.89%, 11/15/55 (a)(g)	100,000	104,887
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	179,514
See Notes to Schedules of Investments and Notes to Financial Statements.

56	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	$465,000	$466,707
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	210,000	214,987
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	38,000	35,112
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	97,000	98,121
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	38,000	38,799
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	31,000	29,349
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	199,000	201,989
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	200,000	199,818
5.50%, 02/01/30 (a)(g)	489,000	499,430
5.88%, 07/01/34 (a)(g)	233,000	239,708
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	22,000	14,722
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	51,000	53,046
Ingredion, Inc.
3.90%, 06/01/50 (a)	7,000	5,256
Intel Corp.
2.00%, 08/12/31 (a)	29,000	25,283
2.80%, 08/12/41 (a)	33,000	23,036
3.10%, 02/15/60 (a)	12,000	6,818
4.65%, 06/01/31 (a)	35,000	34,658
5.30%, 05/15/36 (a)	40,000	39,774
5.63%, 02/10/43 (a)	9,000	8,748
5.70%, 02/10/53 (a)	9,000	8,489
6.13%, 05/15/56 (a)	20,000	19,988
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	8,000	5,802
Intuit, Inc.
5.50%, 09/15/53 (a)	35,000	31,472
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	53,000	49,427
	Principal Amount	Fair Value
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	$73,000	$79,114
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33 (a)	16,000	16,404
5.95%, 04/20/35 (a)	140,000	144,248
6.75%, 03/15/34 (a)	6,000	6,535
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	59,000	60,149
Johnson & Johnson
3.63%, 03/03/37 (a)	7,000	6,265
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	37,000	34,543
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(b)	30,000	22,816
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	12,000	10,605
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	81,000	63,144
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	14,000	13,849
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	7,000	5,592
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	167,000	165,559
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	104,000	105,564
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	57

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	$183,000	$187,116
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	106,585
Kenvue, Inc.
4.90%, 03/22/33 (a)	18,000	18,074
5.05%, 03/22/53 (a)	22,000	20,091
5.20%, 03/22/63 (a)	13,000	11,804
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (a)	9,000	8,139
6.38%, 03/01/41 (a)	9,000	9,521
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	81,000	80,218
5.05%, 02/15/46 (a)	8,000	7,196
5.20%, 06/01/33 (a)	16,000	16,227
KLA Corp.
3.30%, 03/01/50 (a)	18,000	12,432
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	34,000	30,308
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	38,000	37,718
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	14,000	13,969
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	142,000	143,338
6.20%, 08/15/34 (a)	43,000	44,257
Leidos, Inc.
4.38%, 05/15/30 (a)	140,000	137,180
5.40%, 03/15/32 (a)	42,000	42,555
5.50%, 03/15/35 (a)	53,000	53,391
5.75%, 03/15/33 (a)	36,000	37,009
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	5,000	3,494
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	14,000	13,502
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	9,000	8,509
1.70%, 09/15/28 - 10/15/30 (a)	32,000	29,833
3.00%, 10/15/50 (a)	18,000	11,393
3.70%, 04/15/46 (a)	2,000	1,503
4.05%, 05/03/47 (a)	14,000	10,946
5.63%, 04/15/53 (a)	27,000	26,010
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	131,000	129,940
Mars, Inc.
4.80%, 03/01/30 (a)(g)	61,000	61,179
5.20%, 03/01/35 (a)(g)	65,000	65,255
	Principal Amount	Fair Value
5.70%, 05/01/55 (a)(g)	$61,000	$60,073
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	18,000	11,303
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	45,000	47,244
Massachusetts Mutual Life Insurance Co.
5.95%, 06/01/56 (a)(g)	45,000	44,538
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	10,000	8,815
McDonald's Corp.
3.60%, 07/01/30 (a)	25,000	24,214
3.63%, 09/01/49 (a)	6,000	4,377
4.88%, 12/09/45 (a)	8,000	7,225
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	34,000	33,349
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,792
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	38,000	30,292
Merck & Co., Inc.
1.90%, 12/10/28 (a)	49,000	46,241
2.45%, 06/24/50 (a)	27,000	15,786
2.75%, 12/10/51 (a)	17,000	10,435
2.90%, 12/10/61 (a)	6,000	3,470
4.00%, 03/07/49 (a)	4,000	3,182
5.00%, 05/17/53 (a)	4,000	3,643
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	127,000	123,154
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	69,000	65,180
4.20%, 11/15/30 (a)	27,000	26,573
4.45%, 08/15/52 (a)	38,000	29,277
4.55%, 05/15/31 (a)	35,000	34,812
4.60%, 11/15/32 (a)	27,000	26,551
4.88%, 05/15/33 (a)	40,000	39,628
5.25%, 05/15/36 (a)	20,000	19,854
6.30%, 05/15/56 (a)	15,000	14,926
MetLife, Inc.
4.72%, 12/15/44 (a)	13,000	11,488
Micron Technology, Inc.
3.37%, 11/01/41 (a)	26,000	20,296
3.48%, 11/01/51 (a)	35,000	24,946
Microsoft Corp.
2.40%, 08/08/26 (a)	14,000	13,972
2.68%, 06/01/60 (a)	4,000	2,208
2.92%, 03/17/52 (a)	36,000	22,850
3.50%, 02/12/35 (a)	10,000	9,214
Mid-America Apartments LP
2.88%, 09/15/51 (a)	28,000	17,777
See Notes to Schedules of Investments and Notes to Financial Statements.

58	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	$289,000	$288,197
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,192
Morgan Stanley
3.97%, 07/22/38 (a)(b)	13,000	11,407
4.35%, 09/08/26 (a)	40,000	39,992
4.38%, 01/22/47 (a)	13,000	10,855
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	30,000	29,951
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	81,000	50,382
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	89,000	80,048
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	30,000	30,479
MPLX LP
2.65%, 08/15/30 (a)	18,000	16,567
5.20%, 12/01/47 (a)	4,000	3,568
MSCI, Inc.
5.25%, 09/01/35 (a)	36,000	35,241
Mylan, Inc.
5.20%, 04/15/48 (a)	7,000	5,815
Nasdaq, Inc.
5.95%, 08/15/53 (a)	12,000	12,134
6.10%, 06/28/63 (a)	16,000	16,264
NetApp, Inc.
5.50%, 03/17/32 (a)	80,000	81,687
Netflix, Inc.
4.90%, 08/15/34 (a)	34,000	33,908
5.40%, 08/15/54 (a)	20,000	19,207
Nevada Power Co.
6.00%, 03/15/54 (a)	21,000	21,241
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	18,000	17,938
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	33,000	30,366
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	28,000	26,572
NIKE, Inc.
3.38%, 03/27/50 (a)	5,000	3,526
	Principal Amount	Fair Value
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (a)(b)	$138,000	$137,836
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	16,000	13,169
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	44,000	30,285
NOV, Inc.
3.60%, 12/01/29 (a)	25,000	24,028
Novant Health, Inc.
3.32%, 11/01/61 (a)	18,000	11,410
Novartis Capital Corp.
2.20%, 08/14/30 (a)	28,000	25,609
NRG Energy, Inc.
4.73%, 10/15/30 (a)(g)	72,000	71,096
5.41%, 10/15/35 (a)(g)	81,000	79,271
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	93,000	92,261
5.40%, 06/21/34 (a)	131,000	132,728
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	18,000	17,128
ONEOK, Inc.
4.35%, 03/15/29 (a)	16,000	15,863
6.10%, 11/15/32 (a)	53,000	55,742
6.63%, 09/01/53 (a)	44,000	46,116
Oracle Corp.
2.30%, 03/25/28 (a)	12,000	11,486
2.65%, 07/15/26 (a)	19,000	18,983
2.95%, 04/01/30 (a)	28,000	25,775
3.60%, 04/01/50 (a)	18,000	10,933
3.95%, 03/25/51 (a)	10,000	6,403
4.00%, 07/15/46 - 11/15/47 (a)	22,000	14,736
4.10%, 03/25/61 (a)	24,000	14,676
4.55%, 02/04/29 (a)	145,000	142,971
4.70%, 09/27/34 (a)	53,000	48,568
5.35%, 05/04/33 (a)	30,000	29,136
5.55%, 02/06/53 (a)	16,000	12,893
5.70%, 02/04/36 (a)	95,000	92,113
6.15%, 11/09/29 (a)	21,000	21,608
6.90%, 11/09/52 (a)	16,000	15,342
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	9,000	8,358
3.36%, 02/15/50 (a)	12,000	8,394
Owens Corning
3.88%, 06/01/30 (a)	71,000	68,739
5.70%, 06/15/34 (a)	56,000	57,856
5.95%, 06/15/54 (a)	17,000	17,272
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	23,000	22,390
2.50%, 02/01/31 (a)	40,000	35,907
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	59

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
3.00%, 06/15/28 (a)	$108,000	$104,515
3.30%, 08/01/40 (a)	40,000	29,965
3.50%, 08/01/50 (a)	17,000	11,341
4.30%, 03/15/45 (a)	27,000	21,195
PacifiCorp
2.70%, 09/15/30 (a)	18,000	16,529
2.90%, 06/15/52 (a)	41,000	24,518
Packaging Corp. of America
3.05%, 10/01/51 (a)	25,000	16,156
Paramount Global
3.70%, 06/01/28 (a)	5,000	4,851
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	14,000	13,515
4.50%, 09/15/29 (a)	24,000	23,988
Patterson-UTI Energy, Inc.
6.05%, 05/15/36 (a)	15,000	14,941
7.15%, 10/01/33 (a)	30,000	32,208
Paychex, Inc.
5.10%, 04/15/30 (a)	64,000	64,531
5.60%, 04/15/35 (a)	48,000	48,475
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	26,000	25,897
3.25%, 06/01/50 (a)	13,000	8,422
PepsiCo, Inc.
1.63%, 05/01/30 (a)	15,000	13,514
2.63%, 07/29/29 (a)	22,000	20,898
2.75%, 10/21/51 (a)	43,000	26,757
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	3,000	2,972
5.30%, 05/19/53 (a)	13,000	12,235
5.34%, 05/19/63 (a)	22,000	20,242
Pfizer, Inc.
2.70%, 05/28/50 (a)	39,000	24,125
3.90%, 03/15/39 (a)	9,000	7,817
4.13%, 12/15/46 (a)	8,000	6,572
4.40%, 05/15/44 (a)	3,000	2,617
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	5,000	4,558
3.38%, 08/15/29 (a)	11,000	10,611
4.13%, 03/04/43 (a)	4,000	3,350
5.13%, 02/15/30 (a)	47,000	47,715
5.63%, 11/17/29 (a)	26,000	26,790
Phillips 66 Co.
2.15%, 12/15/30 (a)	90,000	80,735
3.15%, 12/15/29 (a)	45,000	42,785
4.68%, 02/15/45 (a)	10,000	8,553
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	4,000	4,171
6.88%, 05/15/34 (a)	34,000	36,699
Pioneer Natural Resources Co.
2.15%, 01/15/31 (a)	66,000	59,211
	Principal Amount	Fair Value
Precision Castparts Corp.
4.38%, 06/15/45 (a)	$11,000	$9,467
Progressive Corp.
3.00%, 03/15/32 (a)	31,000	28,305
3.70%, 03/15/52 (a)	9,000	6,648
Prologis LP
3.05%, 03/01/50 (a)	9,000	6,004
5.00%, 03/15/34 (a)	18,000	17,931
5.25%, 03/15/54 (a)	12,000	11,354
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	18,000	13,661
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	14,000	14,015
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	18,000	17,756
Public Storage Operating Co.
5.00%, 12/15/35 (a)	20,000	19,791
5.35%, 08/01/53 (a)	15,000	14,405
QUALCOMM, Inc.
4.50%, 05/20/52 (a)	36,000	29,748
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	3,000	2,808
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	34,000	30,076
Regions Financial Corp.
1.80%, 08/12/28 (a)	77,000	72,663
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	240,000	246,216
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	39,000	39,953
Reynolds American, Inc.
5.70%, 08/15/35 (a)	75,000	77,226
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	47,000	28,977
Rio Tinto Finance USA PLC
5.75%, 03/14/55 (a)	32,000	32,358
5.88%, 03/14/65 (a)	29,000	29,469
ROBLOX Corp.
3.88%, 05/01/30 (a)(g)	156,000	147,509
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	8,000	4,625
4.20%, 03/01/49 (a)	13,000	10,794
Ross Stores, Inc.
4.70%, 04/15/27 (a)	4,000	4,002
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (a)	44,000	43,675
5.63%, 09/30/31 (a)(g)	165,000	166,635
See Notes to Schedules of Investments and Notes to Financial Statements.

60	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Royalty Pharma PLC
1.75%, 09/02/27 (a)	$15,000	$14,527
2.20%, 09/02/30 (a)	3,000	2,710
3.30%, 09/02/40 (a)	3,000	2,324
5.40%, 09/02/34 (a)	22,000	22,178
RTX Corp.
1.90%, 09/01/31 (a)	39,000	34,082
2.82%, 09/01/51 (a)	40,000	24,820
3.13%, 05/04/27 (a)	25,000	24,745
3.50%, 03/15/27 (a)	10,000	9,948
4.15%, 05/15/45 (a)	9,000	7,448
4.45%, 11/16/38 (a)	7,000	6,512
6.10%, 03/15/34 (a)	44,000	47,207
6.40%, 03/15/54 (a)	31,000	34,029
Salesforce, Inc.
1.95%, 07/15/31 (a)	22,000	19,160
2.70%, 07/15/41 (a)	30,000	20,461
SBA Communications Corp.
3.13%, 02/01/29 (a)	159,000	152,142
3.88%, 02/15/27 (a)	300,000	298,365
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	14,000	13,846
5.00%, 06/01/34 (a)(g)	139,000	138,215
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	53,000	52,528
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	54,000	50,548
3.25%, 04/06/50 (a)	17,000	11,752
Simon Property Group LP
3.38%, 06/15/27 (a)	8,000	7,928
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	200,000	204,138
Smith & Nephew PLC
5.40%, 03/20/34 (a)	23,000	23,179
Sonoco Products Co.
5.00%, 09/01/34 (a)	73,000	71,512
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	124,000	123,516
Southern California Edison Co.
4.00%, 04/01/47 (a)	39,000	29,069
4.20%, 03/01/29 (a)	28,000	27,566
5.65%, 10/01/28 (a)	174,000	177,235
Southern Co.
3.70%, 04/30/30 (a)	51,000	49,279
Southwest Airlines Co.
2.63%, 02/10/30 (a)	25,000	23,135
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	15,000	14,942
	Principal Amount	Fair Value
Starbucks Corp.
4.00%, 11/15/28 (a)	$3,000	$2,965
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/29 (a)(g)	200,000	199,302
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	64,000	58,173
Store Capital LLC
4.95%, 02/11/31 (a)	25,000	24,679
Stryker Corp.
1.95%, 06/15/30 (a)	39,000	35,310
Sumisho Air Lease Corp.
4.85%, 03/24/31 (a)(g)	50,000	49,468
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	67,000	71,089
Synopsys, Inc.
4.85%, 04/01/30 (a)	81,000	81,142
5.15%, 04/01/35 (a)	48,000	47,760
5.70%, 04/01/55 (a)	46,000	44,640
Sysco Corp.
5.95%, 04/01/30 (a)	2,000	2,074
6.60%, 04/01/50 (a)	3,000	3,192
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	181,752
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	86,000	85,511
4.00%, 04/14/32 (a)	18,000	17,148
5.60%, 06/12/34 (a)	132,000	135,065
Tampa Electric Co.
2.40%, 03/15/31 (a)	40,000	36,091
3.45%, 03/15/51 (a)	25,000	17,561
4.35%, 05/15/44 (a)	27,000	22,840
Tanger Properties LP
2.75%, 09/01/31 (a)	81,000	72,887
Tapestry, Inc.
3.05%, 03/15/32 (a)	36,000	32,586
4.13%, 07/15/27 (a)	3,000	2,986
5.10%, 03/11/30 (a)	126,000	126,971
5.50%, 03/11/35 (a)	78,000	78,515
Targa Resources Corp.
6.50%, 03/30/34 (a)	93,000	100,242
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	73,000	72,963
Target Corp.
1.95%, 01/15/27 (a)	13,000	12,848
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	24,000	17,543
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	61

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Time Warner Cable LLC
6.55%, 05/01/37 (a)	$6,000	$5,946
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	125,000	118,007
3.75%, 04/15/27 (a)	49,000	48,732
4.50%, 04/15/50 (a)	9,000	7,270
4.80%, 07/15/28 (a)	204,000	204,904
5.50%, 01/15/55 (a)	23,000	21,108
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	84,000	77,274
4.46%, 06/08/32 (a)	39,000	38,332
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(b)	15,000	14,963
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	233,000	241,574
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	157,000	148,230
Tractor Supply Co.
5.25%, 05/15/33 (a)	31,000	31,162
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	22,000	21,870
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	9,000	8,911
5.10%, 03/15/36 (a)	62,000	61,355
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	46,000	27,682
Truist Financial Corp. (6.67% fixed rate until 09/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/26 (a)(b)	109,000	109,036
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	200,000	198,326
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	33,000	33,614
5.70%, 03/15/34 (a)	38,000	39,097
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	85,000	84,249
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	126,000	130,082
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	71,000	69,326
4.80%, 09/15/35 (a)	62,000	60,196
	Principal Amount	Fair Value
UDR, Inc.
2.10%, 08/01/32 (a)	$22,000	$18,690
3.00%, 08/15/31 (a)	12,000	11,010
Union Pacific Corp.
3.55%, 05/20/61 (a)	22,000	14,888
3.60%, 09/15/37 (a)	4,000	3,499
3.80%, 04/06/71 (a)	12,000	8,256
4.10%, 09/15/67 (a)	9,000	6,655
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	27,000	24,538
4.20%, 05/15/32 (a)	27,000	26,240
4.45%, 12/15/48 (a)	18,000	15,024
4.75%, 05/15/52 (a)	28,000	24,043
5.05%, 04/15/53 (a)	22,000	19,765
5.20%, 04/15/63 (a)	37,000	33,066
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	78,000	81,848
6.40%, 06/28/54 (a)	48,000	48,846
Ventas Realty LP
3.25%, 10/15/26 (a)	14,000	13,953
5.63%, 07/01/34 (a)	34,000	34,907
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	70,000	69,844
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	49,000	42,824
3.40%, 03/22/41 (a)	25,000	19,316
3.55%, 03/22/51 (a)	18,000	12,510
3.70%, 03/22/61 (a)	14,000	9,375
4.40%, 11/01/34 (a)	51,000	48,390
4.86%, 08/21/46 (a)	41,000	35,656
5.40%, 07/02/37 (a)	65,000	64,828
Viatris, Inc.
4.00%, 06/22/50 (a)	18,000	12,369
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	23,000	18,192
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	36,000	37,008
Vontier Corp.
2.40%, 04/01/28 (a)	43,000	41,288
2.95%, 04/01/31 (a)	34,000	30,808
Walmart, Inc.
1.80%, 09/22/31 (a)	22,000	19,435
2.50%, 09/22/41 (a)	24,000	17,238
2.65%, 09/22/51 (a)	12,000	7,446
Walt Disney Co.
2.65%, 01/13/31 (a)	28,000	25,858
3.38%, 11/15/26 (a)	3,000	2,991
6.65%, 11/15/37 (a)	18,000	20,153
Wells Fargo & Co.
4.15%, 01/24/29 (a)	32,000	31,710
4.75%, 12/07/46 (a)	32,000	27,266
See Notes to Schedules of Investments and Notes to Financial Statements.

62	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	$77,000	$75,465
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	39,000	29,800
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	63,000	63,859
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	45,000	45,886
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	53,000	57,226
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	22,000	21,435
Williams Cos., Inc.
4.85%, 03/01/48 (a)	9,000	7,786
4.90%, 01/15/45 (a)	22,000	19,422
5.30%, 08/15/52 (a)	16,000	14,576
Willis North America, Inc.
3.88%, 09/15/49 (a)	18,000	13,462
Workday, Inc.
3.50%, 04/01/27 (a)	31,000	30,775
3.70%, 04/01/29 (a)	62,000	60,250
Zoetis, Inc.
3.90%, 08/20/28 (a)	9,000	8,885
5.60%, 11/16/32 (a)	60,000	62,324
		30,700,173
Non-Agency Collateralized Mortgage Obligations - 12.7%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(f)(g)	501,100	497,763
Angel Oak Mortgage Trust
4.96%, 09/25/70 (a)(b)(g)	519,931	515,219
Bank
3.18%, 09/15/60 (a)	2,352,541	2,314,803
4.41%, 11/15/61 (a)(b)	1,001,000	990,968
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	431,702
CD Mortgage Trust
2.91%, 08/15/57 (a)	839,000	789,723
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	$336,823	$327,758
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	180,626	172,864
Cross Mortgage Trust
4.93%, 09/25/70 (a)(b)(g)	704,432	697,189
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,436,384
3.05%, 11/10/52 (a)	743,000	702,939
4.14%, 03/10/51 (a)(b)	291,000	279,306
4.49%, 11/10/48 (a)(b)	380,000	343,596
JPMBB Commercial Mortgage Securities Trust
4.86%, 11/15/48 (a)(b)	250,000	63,096
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(c)(h)	1,523	4
OBX Trust
4.87%, 10/25/65 (a)(b)(g)	1,029,782	1,018,899
5.02%, 10/25/65 (a)(b)(g)	713,526	707,364
5.06%, 09/25/65 (a)(b)(g)	264,378	262,391
PRKCM Trust
5.10%, 10/25/60 (a)(b)(g)	558,443	554,225
Verus Securitization Trust
4.87%, 09/25/70 (a)(b)(g)	285,419	282,530
4.91%, 11/25/70 (a)(b)(g)	1,123,908	1,112,491
4.94%, 10/27/70 (a)(b)(g)	541,701	537,084
		14,038,298
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (i)	200,000	200,983
Total Bonds and Notes (Cost $110,808,205)		105,144,253
Total Investments in Securities (Cost $110,808,205)		105,144,253
	Number of Shares
Short-Term Investment - 17.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (j)(k) (Cost $18,966,031)	18,966,031	18,966,031
Total Investments (Cost $129,774,236)		124,110,284
Liabilities in Excess of Other Assets, net - (12.6)%		(13,895,875)
NET ASSETS - 100.0%		$110,214,409
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	63

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$10,000	1.00%/ Quarterly	06/20/31	$(219,537)	$(206,703)	$(12,834)

The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	September 2026	77	$8,213,058	$8,242,489	$29,431
10 Yr. U.S. Treasury Ultra Futures	September 2026	29	3,236,694	3,261,594	24,900
10 Yr. U.S. Treasury Notes Futures	September 2026	18	1,974,388	1,978,031	3,643
Ultra Long-Term U.S. Treasury Bond Futures	September 2026	32	3,640,183	3,717,000	76,817
					$134,791

The Fund had the following short futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2026	53	(10,938,343)	(10,925,039)	$13,304
U.S. Long Bond Futures	September 2026	4	(447,497)	(454,000)	(6,503)
					$6,801

During the period ended June 30, 2026, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$24,998,756	$13,505,606	$18,571,429
Notes to Schedule of Investments – June 30, 2026(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)
Variable Rate Security - Interest rate shown is rate in
effect at June 30, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description
above.

(c)
Interest only security. These securities represent the
right to receive the monthly interest payments on an
underlying pool of mortgages. Payments of principal
on the pool reduce the value of the "interest only"
holding.

See Notes to Schedules of Investments and Notes to Financial Statements.

64	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)
Principal only security. These securities represent
the right to receive the monthly principal payments on
an underlying pool of mortgages. No payments of
interest on the pool are passed through to the
"principal only" holder.

(f)	Step coupon bond.
(g)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At June 30, 2026, these
securities amounted to $12,789,005 or 11.60% of the
net assets of the Elfun Income Fund.

(h)	Security is in default.
(i)
Pre-refunded bonds are collateralized by
U.S. Treasury securities, which are held in escrow by
a trustee and are used to pay principal and interest
on the tax-exempt issue to retire the bonds at the
earliest refunding date.

(j)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Cons. Cash F/B Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$30,797,941	$—	$30,797,941
Agency Mortgage Backed	—	26,403,791	—	26,403,791
Agency Collateralized Mortgage Obligations	—	1,136,523	—	1,136,523
Asset Backed	—	1,866,544	—	1,866,544
Corporate Notes	—	30,700,173	—	30,700,173
Non-Agency Collateralized Mortgage Obligations	—	14,038,298	—	14,038,298
Municipal Bonds and Notes	—	200,983	—	200,983
Short-Term Investment	18,966,031	—	—	18,966,031
Total Investments in Securities	$18,966,031	$105,144,253	$—	$124,110,284
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(12,834)	$—	$(12,834)
Long Futures Contracts - Unrealized Appreciation	134,791	—	—	134,791
Short Futures Contracts - Unrealized Appreciation	13,304	—	—	13,304
Short Futures Contracts - Unrealized Depreciation	(6,503)	—	—	(6,503)
Total Other Financial Instruments	$141,592	$(12,834)	$—	$128,758

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	19,639,795	$19,639,795	$17,673,244	$18,347,008	$—	$—	18,966,031	$18,966,031	$301,317
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	65

Elfun Government Money Market Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Principal Amount	Fair Value
Short-Term Investments - 102.0% †
U.S. Treasuries - 33.5%
U.S. Treasury Bills
3.48% 07/09/26 (a)	$1,170,000	$1,169,096
3.50% 07/02/26 - 08/20/26 (a)	2,490,000	2,483,785
3.53% 07/30/26 - 08/27/26 (a)	1,000,000	996,064
3.53% 08/06/26 (a)	740,000	737,389
3.59% 10/22/26 (a)	300,000	296,619
3.61% 07/23/26 - 11/12/26 (a)	5,400,000	5,337,827
3.61% 10/08/26 (a)	1,100,000	1,089,076
3.62% 09/01/26 (a)	600,000	596,259
3.62% 09/15/26 - 11/19/26 (a)	2,300,000	2,270,696
3.63% 08/18/26 (a)	200,000	199,033
3.63% 09/24/26 (a)	400,000	396,572
3.71% 10/01/26 (a)	2,200,000	2,179,230
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.10%
3.87% 01/31/27 (b)	198,000	197,990
3.88% 01/31/28 (b)	850,000	849,873
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.16%
3.94% 04/30/27 (b)	800,000	800,001
3.94% 07/31/27 (b)	400,000	399,827
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.18%
3.96% 07/31/26 (b)	2,080,000	2,079,875
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.19%
3.97% 10/31/27 (b)	400,000	400,000
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.21%
3.98% 10/31/26 (b)	420,000	420,047
U.S. Treasury Notes
3.00% 11/30/26	120,000	119,009
3.57% 01/31/27	310,000	306,318
3.58% 10/15/26	290,000	290,794
3.58% 01/31/27	110,000	110,343
3.58% 02/15/27	660,000	662,239
3.58% 02/28/27	100,000	100,354
3.58% 03/31/27	1,060,000	1,050,996
3.58% 03/31/27	500,000	500,859
3.59% 11/15/26	40,000	40,151
3.60% 09/30/26	700,000	695,276
3.61% 09/30/26	198,000	196,999
3.61% 09/30/26	950,000	949,393
3.62% 07/31/26	300,000	299,574
	Principal Amount	Fair Value
3.62% 12/31/26	$720,000	$713,360
3.63% 12/31/26	2,900,000	2,877,618
3.65% 11/30/26	370,000	366,469
3.66% 08/31/26	300,000	298,577
3.66% 11/30/26	1,900,000	1,904,884
3.69% 08/31/26	50,000	49,811
3.72% 07/31/26	734,000	732,204
3.72% 07/31/26	794,000	794,434
3.74% 10/31/26	60,000	59,490
3.76% 04/30/27	200,000	199,983
3.84% 03/31/27	100,000	97,660
		36,316,054
U.S. Government Agency Obligations - 14.0%
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.05%
3.68% 09/17/26 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.07%
3.70% 01/26/27 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.13%
3.76% 01/21/28 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.18%
3.81% 11/02/26 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.05%
3.67% 05/20/27 - 07/20/27 (b)	200,000	200,000
3.67% 05/26/27 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.06%
3.68% 07/16/27 (b)	100,000	100,000
3.68% 10/08/27 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.07%
3.69% 12/07/26 - 04/01/27 (b)	324,000	324,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.08%
3.70% 11/16/26 (b)	100,000	100,000
3.70% 01/12/28 (b)	200,000	200,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.09%
3.71% 02/09/28 (b)	40,000	40,000
See Notes to Schedules of Investments and Notes to Financial Statements.

66	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
3.71% 03/13/28 - 03/27/28 (b)	$200,000	$200,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.10%
3.72% 02/12/27 (b)	200,000	200,000
3.72% 06/23/27 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.11%
3.73% 12/02/27 (b)(c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.12%
3.74% 08/11/27 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.13%
3.75% 07/09/26 - 08/18/27 (b)	400,000	400,000
3.75% 02/03/27 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.14%
3.76% 09/04/26 - 11/25/26 (b)	774,000	774,000
3.76% 12/18/26 - 10/01/27 (b)	500,000	500,184
Federal Home Loan Bank Discount Notes
3.49% 09/21/26 (a)	200,000	198,410
3.50% 09/16/26 (a)	200,000	198,505
3.58% 01/21/27 (a)	200,000	195,943
3.59% 11/25/26 (a)	200,000	197,068
3.60% 11/10/26 (a)	200,000	197,364
3.61% 10/16/26 (a)	100,000	98,928
Federal Home Loan Banks SOFR + 0.04%
3.66% 11/25/26 - 02/18/27 (b)	1,800,000	1,800,000
Federal Home Loan Banks SOFR + 0.05%
3.67% 12/24/26 (b)	200,000	200,000
Federal Home Loan Banks SOFR + 0.06%
3.68% 02/18/27 (b)	200,000	200,000
3.68% 08/20/27 (b)	100,000	100,000
Federal Home Loan Banks SOFR + 0.07%
3.69% 06/15/27 (b)	1,000,000	1,000,000
3.69% 12/06/27 (b)	100,000	100,000
Federal Home Loan Banks SOFR + 0.08%
3.70% 10/04/27 (b)	100,000	100,000
	Principal Amount	Fair Value
Federal Home Loan Banks SOFR + 0.09%
3.71% 12/03/27 - 02/11/28 (b)	$500,000	$500,000
3.71% 01/20/28 - 03/06/28 (b)	400,000	400,000
Federal Home Loan Banks SOFR + 0.11%
3.73% 01/03/28 - 01/05/28 (b)	300,000	300,000
Federal Home Loan Banks SOFR + 0.13%
3.75% 08/18/27 (b)	100,000	100,000
Federal Home Loan Banks SOFR + 0.14%
3.76% 01/19/27 - 01/21/27 (b)	300,000	300,000
Federal Home Loan Mortgage Corp. SOFR + 0.12%
3.74% 08/11/27 (b)	100,000	100,000
Federal Home Loan Mortgage Corp. SOFR + 0.14%
3.76% 09/04/26 - 10/06/27 (b)	1,900,000	1,900,011
Federal National Mortgage Association SOFR + 0.08%
3.70% 01/07/28 (b)	400,000	400,000
Federal National Mortgage Association SOFR + 0.09%
3.71% 02/02/28 (b)	100,000	100,000
3.71% 03/06/28 (b)	200,000	200,000
Federal National Mortgage Association SOFR + 0.12%
3.74% 07/29/26 (b)	500,000	500,006
Federal National Mortgage Association SOFR + 0.14%
3.76% 08/21/26 (b)	600,000	600,000
3.76% 09/11/26 - 12/11/26 (b)	1,200,000	1,200,073
		15,224,492
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	67

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Repurchase Agreements - 54.5%
Banco Bilbao Vizcaya Argentaria SA U.S. Treasury Repo 3.64% dated 06/30/26, to be repurchased $5,000,000 on 07/01/2026 Collateralized by $2,082, a U.S. Treasury Inflation Index Bond 2.375%, Maturing on 02/15/2055, Collateralized by $2,480, U.S. Treasury Inflation Index Notes 0.500% to 2.125%, Maturing from 01/15/2028 - 01/15/2035 and Collateralized by $5,095,442, U.S. Treasury Notes 0.625% to 4.250%, Maturing from 12/31/2026 - 02/15/2031 07/01/26	$5,000,000	$5,000,000
BNP Paribas Securities Corp. U.S. Government Repo 3.65% dated 06/30/26, to be repurchased $10,000,000 on 07/01/2026 Collateralized by $10,200,000, U.S. Government Obligations 2.000% to 7.000%, Maturing from 09/01/2030 - 04/20/2065 07/01/26	10,000,000	10,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 3.64% dated 06/30/26, to be repurchased $10,000,000 on 07/01/2026 Collateralized by $10,200,000, a U.S. Treasury Strip 0.000%, Maturing on 11/15/2026 07/01/26	10,000,000	10,000,000
	Principal Amount	Fair Value
Fixed Income Clearing Corp. U.S. Treasury Repo 3.64% dated 06/30/26, to be repurchased $10,000,000 on 07/01/2026 Collateralized by $297, a U.S. Treasury Bill 0.000%, Maturing on 10/08/2026, Collateralized by $64, a U.S. Treasury Bond 1.125%, Maturing on 05/15/2040 and Collateralized by $10,199,646, U.S. Treasury Notes 3.500% to 4.500%, Maturing from 05/31/2029 - 02/28/2031 07/01/26	$10,000,000	$10,000,000
Fixed Income Clearing Corp. U.S. Treasury Repo 3.64% dated 06/30/26, to be repurchased $5,000,000 on 07/01/2026 Collateralized by $5,100,535, a U.S. Treasury Note 4.000%, Maturing on 01/31/2033 07/01/26	5,000,000	5,000,000
HSBC Securities USA, Inc. U.S. Treasury Repo 3.64% dated 06/30/26, to be repurchased $10,000,000 on 07/01/2026 Collateralized by $10,200,000, a U.S. Treasury Strip 0.000%, Maturing on 05/15/2036 07/01/26	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 3.64% dated 06/30/26, to be repurchased $4,178,000 on 07/01/2026 Collateralized by $1,820, a U.S. Treasury Inflation Index Bond 0.750%, Maturing on 02/15/2042, Collateralized by $4,254,834, a U.S. Treasury Inflation Index Note 0.125%, Maturing on 10/15/2026, Collateralized by $99, a U.S. Treasury Note 3.500%, Maturing on 11/15/2028 and Collateralized by $4,807, U.S. Treasury Strips 0.000%, Maturing from 11/15/2027 - 11/15/2054 07/01/26	4,178,000	4,178,000
See Notes to Schedules of Investments and Notes to Financial Statements.

68	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Standard Chartered U.S. Government Repo 3.64% dated 06/30/26, to be repurchased $5,000,000 on 07/01/2026 Collateralized by $4,087,169, U.S. Government Obligations 2.000% to 7.000%, Maturing from 09/01/2046 - 03/01/2056, Collateralized by $202,565, U.S. Treasury Bonds 1.875% to 4.750%, Maturing from 02/15/2041 - 05/15/2055, Collateralized by $6,394, U.S. Treasury Inflation Index Notes 0.125% to 1.625%, Maturing from 04/15/2027 - 07/15/2033 and Collateralized by $803,931, a U.S. Treasury Note 4.125%, Maturing on 03/31/2031 07/01/26	$5,000,000	$5,000,000
		59,178,000
Total Short-Term Investments (Cost $110,718,546)		110,718,546
Liabilities in Excess of Other Assets, net - (2.0)%		(2,176,047)
NET ASSETS - 100.0%		$108,542,499
Notes to Schedule of Investments – June 30, 2026(Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)
Variable Rate Security - Interest rate shown is rate in
effect at June 30, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description
above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
SOFR - Secured Overnight Financing Rate
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$36,316,054	$—	$36,316,054
U.S. Government Agency Obligations	—	15,224,492	—	15,224,492
Repurchase Agreements	—	59,178,000	—	59,178,000
Total Investments in Securities	$—	$110,718,546	$—	$110,718,546
See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	69

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						1/1/88
Net asset value, beginning of period	$26.38	$24.01	$24.75	$20.97	$26.73	$26.53
Income/(loss) from investment operations:
Net investment income(b)	0.35	0.61	0.49	0.46	0.56	0.83
Net realized and unrealized gains/(losses) on investments	2.28	4.77	0.36	3.80	(4.86)	1.57
Total income/(loss) from investment operations	2.63	5.38	0.85	4.26	(4.30)	2.40
Less distributions from:
Net investment income	—	(0.69)	(0.41)	(0.48)	(0.55)	(0.86)
Net realized gains	—	(2.32)	(1.18)	—	(0.91)	(1.34)
Total distributions	—	(3.01)	(1.59)	(0.48)	(1.46)	(2.20)
Net asset value, end of period	$29.01	$26.38	$24.01	$24.75	$20.97	$26.73
Total Return(c)	9.97%	22.41%	3.39%	20.35%	(16.11)%	9.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$176,406	$165,634	$168,329	$173,754	$153,897	$204,799
Ratios to average net assets:
Gross expenses	0.38%(d)	0.37%	0.38%	0.44%	0.44%	0.37%
Net investment income	2.56%(d)	2.24%	1.88%	1.99%	2.46%	2.93%
Portfolio turnover rate	14%	19%	12%	9%	16%	17%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

70	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						5/27/35
Net asset value, beginning of period	$93.73	$88.20	$76.56	$58.58	$79.73	$71.55
Income/(loss) from investment operations:
Net investment income(b)	0.32	0.81	0.86	0.80	0.72	0.72
Net realized and unrealized gains/(losses) on investments	4.12	13.97	19.98	19.40	(16.59)	16.72
Total income/(loss) from investment operations	4.44	14.78	20.84	20.20	(15.87)	17.44
Less distributions from:
Net investment income	—	(0.83)	(0.89)	(0.82)	(0.75)	(0.74)
Net realized gains	—	(8.42)	(8.31)	(1.40)	(4.53)	(8.52)
Total distributions	—	(9.25)	(9.20)	(2.22)	(5.28)	(9.26)
Net asset value, end of period	$98.17	$93.73	$88.20	$76.56	$58.58	$79.73
Total Return(c)	4.74%	16.68%	27.04%	34.49%	(19.87)%	24.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,598,894	$4,539,682	$4,281,764	$3,636,415	$2,912,901	$3,965,156
Ratios to average net assets:
Net expenses	0.17%(d)	0.17%	0.17%	0.18%	0.18%	0.18%
Gross expenses	0.17%(d)	0.17%	0.17%	0.18%	0.18%	0.18%
Net investment income	0.68%(d)	0.88%	0.96%	1.18%	1.03%	0.89%
Portfolio turnover rate	13%	30%	25%	22%	29%	26%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

Financial Highlights	71

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						1/1/88
Net asset value, beginning of period	$21.97	$20.22	$19.27	$17.02	$21.68	$20.97
Income/(loss) from investment operations:
Net investment income(b)	0.17	0.56	0.50	0.45	0.35	0.34
Net realized and unrealized gains/(losses) on investments	1.35	2.89	1.74	2.29	(3.67)	2.08
Total income/(loss) from investment operations	1.52	3.45	2.24	2.74	(3.32)	2.42
Less distributions from:
Net investment income	—	(0.61)	(0.60)	(0.41)	(0.42)	(0.42)
Net realized gains	—	(1.09)	(0.69)	(0.08)	(0.92)	(1.29)
Total distributions	—	(1.70)	(1.29)	(0.49)	(1.34)	(1.71)
Net asset value, end of period	$23.49	$21.97	$20.22	$19.27	$17.02	$21.68
Total Return(c)	6.92%	17.05%	11.58%	16.13%	(15.31)%	11.56%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$188,939	$185,357	$177,562	$176,538	$166,006	$211,716
Ratios to average net assets:
Net expenses	0.34%(d)	0.32%	0.32%	0.32%	0.33%	0.30%
Gross expenses	0.35%(d)	0.34%	0.33%	0.34%	0.34%	0.30%
Net investment income	1.54%(d)	2.59%	2.44%	2.47%	1.83%	1.53%
Portfolio turnover rate	17%(e)	43%(e)	27%(e)	45%(e)	49%(e)	41%(e)

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
(e)
The portfolio turnover calculated for the period ended 6/30/26 and fiscal years ended 12/31/25, 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did
not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 62%, 137%, 96%, 125%, 116%, and 90%, respectively.

The accompanying Notes are an integral part of these financial statements.

72	Financial Highlights

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						1/1/80
Net asset value, beginning of period	$9.90	$9.98	$10.26	$10.13	$11.47	$11.67
Income/(loss) from investment operations:
Net investment income(b)	0.18	0.37	0.37	0.34	0.31	0.31
Net realized and unrealized gains/(losses) on investments	0.03	(0.05)	(0.25)	0.18	(1.28)	(0.14)
Total income/(loss) from investment operations	0.21	0.32	0.12	0.52	(0.97)	0.17
Contribution from affiliate	—	—	—	0.00 (c)	—	—
Less distributions from:
Net investment income	(0.19)	(0.40)	(0.40)	(0.39)	(0.37)	(0.37)
Net asset value, end of period	$9.92	$9.90	$9.98	$10.26	$10.13	$11.47
Total Return(d)	2.13%	3.28%	1.18%	5.31%	(8.44)%	1.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$791,081	$814,272	$899,092	$1,009,908	$1,047,236	$1,250,501
Ratios to average net assets:
Gross expenses	0.22%(e)	0.22%	0.21%	0.21%	0.21%	0.21%
Net investment income	3.75%(e)	3.76%	3.63%	3.37%	2.96%	2.65%
Portfolio turnover rate	27%	35%	40%	79%	43%	42%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.

(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

Financial Highlights	73

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						12/31/84
Net asset value, beginning of period	$9.80	$9.49	$9.85	$9.68	$11.67	$12.25
Income/(loss) from investment operations:
Net investment income(b)	0.19	0.37	0.37	0.34	0.25	0.24
Net realized and unrealized gains/(losses) on investments	(0.16)	0.32	(0.35)	0.19	(1.80)	(0.38)
Total income/(loss) from investment operations	0.03	0.69	0.02	0.53	(1.55)	(0.14)
Less distributions from:
Net investment income	(0.18)	(0.38)	(0.38)	(0.36)	(0.27)	(0.27)
Net realized gains	—	—	—	—	(0.17)	(0.17)
Total distributions	(0.18)	(0.38)	(0.38)	(0.36)	(0.44)	(0.44)
Net asset value, end of period	$9.65	$9.80	$9.49	$9.85	$9.68	$11.67
Total Return(c)	0.34%	7.34%	0.26%	5.78%	(13.47)%	(1.19)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$110,214	$118,997	$134,034	$146,043	$160,286	$218,824
Ratios to average net assets:
Net expenses	0.37%(d)	0.38%	0.35%	0.33%	0.32%	0.29%
Gross expenses	0.38%(d)	0.39%	0.36%	0.34%	0.32%	0.29%
Net investment income	3.85%(d)	3.82%	3.85%	3.51%	2.41%	2.03%
Portfolio turnover rate	16%(e)	41%(e)	48%(e)	53%(e)	40%(e)	71%(e)

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
(e)
The portfolio turnover calculated for the period ended 6/30/2026 and fiscal years ended 12/31/25, 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 98%, 259%, 233%, 268%, 187%, and
184%, respectively.

The accompanying Notes are an integral part of these financial statements.

74	Financial Highlights

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						6/13/90
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(loss) from investment operations:
Net investment income(b)	0.02	0.04	0.05	0.05	0.01	—
Total income from investment operations	0.02	0.04	0.05	0.05	0.01	—
Less distributions from:
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	1.71%	4.07%	5.09%	4.89%	1.45%	— %
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$108,542	$105,706	$142,196	$147,062	$159,127	$142,430
Ratios to average net assets:
Net expenses	0.31%(d)	0.29%	0.26%	0.26%	0.24%	0.09%
Gross expenses	0.31%(d)	0.29%	0.26%	0.26%	0.27%	0.26%
Net investment income	3.40%(d)	4.00%	4.97%	4.77%	1.50%	— %

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

Financial Highlights	75

Elfun Funds
Statements of Assets and Liabilities — June 30, 2026 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in unaffiliated securities, at fair value (cost $104,305,031; $1,903,392,395; $105,829,634; $777,120,051; $110,808,205 and $0, respectively)	$172,239,570	$4,522,247,291
Short-term investments, at fair value (cost $0; $0; $0; $0; $0 and $51,540,546, respectively)	—	—
Investments in affiliated securities, at fair value (cost $3,380,269; $78,560,719; $41,929,670; $3,333,632; $18,966,031 and $0, respectively)	3,380,269	78,560,719
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	78,717	—
Net cash collateral on deposit with broker for swap contracts	—	—
Foreign currency (cost $429,749, $0, $32,613, $0, $0 and $0, respectively)	429,822	—
Receivable for investments sold	598,463	—
Income receivables	616,222	330,917
Receivable for fund shares sold	8,228	20,751
Income receivable from affiliated investments	5,795	136,219
Receivable for accumulated variation margin on futures contracts	—	—
Total assets	177,357,086	4,601,295,897
Liabilities
Distribution payable to shareholders	—	—
Net cash collateral on futures contracts due to broker	—	—
Payable for investments purchased	688,408	—
Payable for fund shares redeemed	807	1,045,555
Payable for accumulated variation margin on swap contracts	—	—
Payable for accumulated variation margin on futures contracts	18,405	—
Payable to the Adviser	30,341	528,792
Payable for custody, fund accounting and sub-administration fees	40,059	410,570
Accrued other expenses	173,364	416,527
Total liabilities	951,384	2,401,444

Net Assets	$176,405,702	$4,598,894,453
Net Assets Consist of:
Capital paid in	$94,194,234	$1,562,429,191
Total distributable earnings (loss)	82,211,468	3,036,465,262
Net Assets	$176,405,702	$4,598,894,453
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	6,081,410	46,845,746
Net asset value, offering and redemption price per share	$29.01	$98.17
The accompanying Notes are an integral part of these financial statements.

76	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$143,636,744	$784,852,986	$105,144,253	$—
—	—	—	51,540,546
56,755,754	3,333,632	18,966,031	—
—	—	—	59,178,000
338	—	—	746
—	—	—	—
66,982	—	223,272	—
39,384	—	—	—
136,742	2,014,833	245,880	—
520,216	10,865,293	825,938	—
220	4,770	194,788	92,389
47,916	19,452	55,917	169,863
83,243	—	141,872	—
201,287,539	801,090,966	125,797,951	110,981,544

—	667,880	83,720	20,882
11,328	—	187,703	—
11,874,178	8,931,646	14,868,219	2,279,231
230,122	30,733	105,971	2,060
66,611	—	222,037	—
—	—	—	—
29,086	103,910	15,193	8,937
28,998	102,461	14,799	38,692
107,829	173,249	85,900	89,243
12,348,152	10,009,879	15,583,542	2,439,045

$188,939,387	$791,081,087	$110,214,409	$108,542,499

$127,127,368	$917,639,648	$141,650,345	$108,538,295
61,812,019	(126,558,561)	(31,435,936)	4,204
$188,939,387	$791,081,087	$110,214,409	$108,542,499
8,042,886	79,755,814	11,416,391	108,538,275
$23.49	$9.92	$9.65	$1.00
The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	77

Elfun Funds
Statements of Operations — For the period ended June 30, 2026 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$2,607,839	$18,311,589
Interest	1,046	—
Income from affiliated investments	63,819	607,175
Less: Foreign taxes withheld	(189,134)	—
Total income	2,483,570	18,918,764
Expenses
Advisory and administration fees	177,458	3,121,754
Blue Sky fees	22,471	32,946
Transfer agent fees	49,784	251,613
Trustees' fees	8,479	16,405
Custody, fund accounting and sub-administration fees	33,768	285,597
Professional fees	19,524	28,140
Printing and shareholder reports	4,340	17,828
Registration fees	—	1,452
Other expenses	7,193	21,248
Total expenses before waivers	323,017	3,776,983
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	323,017	3,776,983
Net investment income	$2,160,553	$15,141,781
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$8,758,677	$206,602,918
Affiliated investments	—	—
Futures	86,721	—
Swap contracts	—	—
Foreign currency transactions	(24,582)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	5,320,234	(12,079,359)
Affiliated investments	—	—
Futures	(20,861)	—
Swap contracts	—	—
Foreign currency translations	(3,043)	—
Net realized and unrealized gain (loss) on investments	14,117,146	194,523,559
Net Increase in Net Assets Resulting from Operations	$16,277,699	$209,665,340
The accompanying Notes are an integral part of these financial statements.

78	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$491,122	$—	$—	$—
1,033,410	15,701,755	2,095,703	1,939,659
229,966	87,391	301,317	—
(96)	—	—	—
1,754,402	15,789,146	2,397,020	1,939,659

158,361	637,022	96,636	51,989
24,273	25,281	15,042	14,244
42,370	88,036	44,274	34,016
8,500	9,675	8,387	9,595
61,827	61,051	25,362	30,600
23,832	20,331	20,107	14,020
4,220	7,757	4,946	4,699
—	209	—	—
3,365	6,684	1,654	573
326,748	856,046	216,408	159,736
(9,466)	—	(5,773)	—
317,282	856,046	210,635	159,736
$1,437,120	$14,933,100	$2,186,385	$1,779,923

$6,014,916	$(1,527,479)	$(87,312)	$146
2,950,601	—	—	—
(268,549)	—	(666,246)	—
(65,077)	—	(187,020)	—
—	—	—	—

(220,510)	3,195,825	(1,224,611)	—
2,482,553	—	—	—
143,510	—	306,495	—
41,482	—	120,005	—
(726)	—	—	—
11,078,200	1,668,346	(1,738,689)	146
$12,515,320	$16,601,446	$447,696	$1,780,069
The accompanying Notes are an integral part of these financial statements.

Statements of Operations	79

Elfun Funds
Statements of Changes in Net Assets

	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,160,553	$4,077,687	$15,141,781	$38,300,613
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	8,820,816	19,225,286	206,602,918	499,306,306
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	5,296,330	13,758,026	(12,079,359)	147,355,390
Net increase (decrease) from operations	16,277,699	37,060,999	209,665,340	684,962,309
Distributions to shareholders:
Total distributions	—	(17,274,418)	(54,561)	(415,691,317)
Increase (decrease) in assets from operations and distributions	16,277,699	19,786,581	209,610,779	269,270,992
Share transactions:
Proceeds from sale of shares	2,008,973	5,485,791	15,058,562	50,481,085
Value of distributions reinvested	—	14,442,083	54,561	330,092,384
Cost of shares redeemed	(7,515,147)	(42,409,557)	(165,511,445)	(391,926,745)
Net increase (decrease) from share transactions	(5,506,174)	(22,481,683)	(150,398,322)	(11,353,276)
Total increase (decrease) in net assets	10,771,525	(2,695,102)	59,212,457	257,917,716
Net Assets
Beginning of period	165,634,177	168,329,279	4,539,681,996	4,281,764,280
End of period	$176,405,702	$165,634,177	$4,598,894,453	$4,539,681,996
Changes in Fund Shares
Shares sold	75,098	207,291	161,278	553,962
Issued for distributions reinvested	—	546,841	577	3,495,262
Shares redeemed	(272,695)	(1,486,808)	(1,750,384)	(4,162,435)
Net increase (decrease) in fund shares	(197,597)	(732,676)	(1,588,529)	(113,211)

(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.

80	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025

$1,437,120	$4,735,251	$14,933,100	$32,089,227
8,631,891	9,769,162	(1,527,479)	(8,958,140)
2,446,309	14,394,221	3,195,825	3,543,461
12,515,320	28,898,634	16,601,446	26,674,548

—	(13,488,929)	(15,314,192)	(34,440,280)
12,515,320	15,409,705	1,287,254	(7,765,732)

4,979,729	2,367,935	5,558,234	18,935,349
—	11,715,707	10,976,510	24,387,538
(13,912,613)	(21,698,179)	(41,013,077)	(120,377,115)
(8,932,884)	(7,614,537)	(24,478,333)	(77,054,228)
3,582,436	7,795,168	(23,191,079)	(84,819,960)

185,356,951	177,561,783	814,272,166	899,092,126
$188,939,387	$185,356,951	$791,081,087	$814,272,166

221,193	105,334	560,406	1,941,878
—	530,603	1,108,899	2,490,646
(613,786)	(981,008)	(4,148,258)	(12,268,809)
(392,593)	(345,071)	(2,478,953)	(7,836,285)
The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	81

Elfun Funds
Statements of Changes in Net Assets

	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,186,385	$4,901,953	$1,779,923	$5,631,786
Net realized gain (loss) on investments, futures and swap contracts	(940,578)	(1,016,214)	146	3,474
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(798,111)	5,262,374	—	—
Net increase (decrease) from operations	447,696	9,148,113	1,780,069	5,635,260
Distributions to shareholders:
Total distributions	(2,161,366)	(4,984,253)	(1,779,958)	(5,631,786)
Increase (decrease) in assets from operations and distributions	(1,713,670)	4,163,860	111	3,474
Share transactions:
Proceeds from sale of shares	2,227,246	11,841,869	30,913,746	188,166,766
Value of distributions reinvested	1,712,910	3,973,070	1,657,558	5,203,579
Cost of shares redeemed	(11,009,500)	(35,015,104)	(29,734,741)	(229,863,881)
Net increase (decrease) from share transactions	(7,069,344)	(19,200,165)	2,836,563	(36,493,536)
Total increase (decrease) in net assets	(8,783,014)	(15,036,305)	2,836,674	(36,490,062)
Net Assets
Beginning of period	118,997,423	134,033,728	105,705,825	142,195,887
End of period	$110,214,409	$118,997,423	$108,542,499	$105,705,825
Changes in Fund Shares
Shares sold	228,789	1,215,579	30,913,746	188,166,766
Issued for distributions reinvested	176,039	409,341	1,657,558	5,203,579
Shares redeemed	(1,133,295)	(3,604,012)	(29,734,741)	(229,863,881)
Net increase (decrease) in fund shares	(728,467)	(1,979,092)	2,836,563	(36,493,536)

(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.

82	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — June 30, 2026 (Unaudited)
1.Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•
Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•
Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

Notes to Financial Statements	83

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
•
Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•
Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•
Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•
Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•
Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•
Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

84	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Elfun International Equity Fund, Elfun Trusts and Elfun Diversified Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The

Notes to Financial Statements	85

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll”. In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2026, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $59,178,000 and associated collateral equal to $60,362,165.
5.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

86	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended June 30, 2026, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the period ended June 30, 2026, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Notes to Financial Statements	87

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2026 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Futures Contracts	$76,316	$—	$—	$6,927	$—	$83,243
Elfun Income Fund
Futures Contracts	$141,872	$—	$—	$—	$—	$141,872

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$18,405	$—	$18,405
Elfun Diversified Fund
Swap Contracts	$—	$—	$66,611	$—	$—	$66,611
Elfun Income Fund
Swap Contracts	$—	$—	$222,037	$—	$—	$222,037

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$86,721	$—	$86,721
Elfun Diversified Fund
Futures Contracts	$(309,199)	$—	$—	$40,650	$—	$(268,549)
Swap Contracts	—	—	(65,077)	—	—	(65,077)
Elfun Income Fund
Futures Contracts	$(666,246)	$—	$—	$—	$—	$(666,246)
Swap Contracts	—	—	(187,020)	—	—	(187,020)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$(20,861)	$—	$(20,861)
Elfun Diversified Fund
Futures Contracts	$129,951	$—	$—	$13,559	$—	$143,510
Swap Contracts	—	—	41,482	—	—	41,482
Elfun Income Fund
Futures Contracts	$306,495	$—	$—	$—	$—	$306,495
Swap Contracts	—	—	120,005	—	—	120,005

88	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2027 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2027 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2026 were $0.
As of June 30, 2026, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund and there are no previously waived/reduced fees subject to recoupment.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedules of Investments.
7.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

Notes to Financial Statements	89

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2026 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$23,370,283	$25,833,027
Elfun Trusts	—	—	596,989,908	776,880,506
Elfun Diversified Fund	16,234,690	9,008,583	13,261,269	30,242,810
Elfun Tax-Exempt Income Fund	—	—	212,947,841	232,564,293
Elfun Income Fund	13,388,972	16,666,167	2,290,726	3,769,556
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$109,287,450	$74,178,395	$7,864,463	$66,313,932
Elfun Trusts	1,987,711,915	2,722,481,003	109,384,908	2,613,096,095
Elfun Diversified Fund	149,911,824	55,346,013	4,785,914	50,560,099
Elfun Tax-Exempt Income Fund	784,255,672	14,101,706	10,170,760	3,930,946
Elfun Income Fund	129,948,725	544,863	6,254,546	(5,709,683)
Elfun Government Money Market Fund	110,718,546	—	—	—
10.Line of Credit
The Funds (excluding Elfun Trusts and the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.

90	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
The Funds had no outstanding loans as of June 30, 2026.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.

Notes to Financial Statements	91

Elfun Funds
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund's performance.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

92	Notes to Financial Statements

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract —
June 30, 2026 (Unaudited)
Trustee Considerations in Approving Continuation of Investment Advisory Agreements1,2
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•
A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
___________________________________________
1 The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).
2 The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

93

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•
Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•
Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•
Descriptions of the investment management services provided by the Adviser, including investment strategies and processes;
•
Information concerning the allocation of brokerage; and
•
Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•
Reports detailing the financial results and condition of the Adviser and its affiliates;
•
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•
Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•
Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•
Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•
A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•
A description of the business continuity and disaster recovery plans of the Adviser; and
•
Information regarding the Adviser’s risk management processes.
Other Relevant Information
•
Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•
Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•
Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:

94

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
○
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds;
•
Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
•
Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the
Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and

95

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
entrepreneurial risks. With respect to the Fund that operates as a money market mutual fund with a stable net asset value, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3-, 5- and 10-year periods.
Elfun International Equity Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun Diversified Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods.
Elfun Income Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1- and 10-year periods and was below the Benchmark for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period and was below the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

96

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.

97

Elfun Funds
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

98

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELFUN INTERNATIONAL EQUITY FUND

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 3, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2026